                                    AMERICAN
                               AADVANTAGE FUNDS(R)

--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 2000


                                   [AMR LOGO]


                                                          S&P 500 INDEX FUND


                                                          SMALL CAP INDEX FUND

                                                          INTERNATIONAL EQUITY
                                                          INDEX FUND


MANAGED BY AMR INVESTMENT SERVICES, INC.

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.
AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as

its fixed income investments.

                                                Contents
                                                ------------------------------------------------
                                                Letter to Shareholders......................   1
                                                American AAdvantage Funds
                                                   Statement of Assets and Liabilities......   6
                                                   Statement of Operations..................   7
                                                   Statement of Changes in Net Assets.......   8
                                                   Financial Highlights.....................   9
                                                   Notes to Financial Statements............  13
                                                State Street Equity 500 Index Portfolio
                                                   Portfolio of Investments.................  18
                                                   Statement of Assets and Liabilities......  24
                                                   Statement of Operations..................  25
                                                   Statement of Changes in Net Assets.......  26
                                                   Financial Highlights.....................  27
                                                   Notes to Financial Statements............  28
                                                Master Small Cap Index Series
                                                   Schedule of Investments..................  31
                                                   Statement of Assets and Liabilities......  52
                                                   Statement of Operations..................  53
                                                   Statement of Changes in Net Assets.......  54
                                                   Financial Highlights.....................  55
                                                   Notes to Financial Statements............  56
                                                Master International Index Series
                                                   Schedule of Investments..................  60
                                                   Statement of Assets and Liabilities......  68
                                                   Statement of Operations..................  69
                                                   Statement of Changes in Net Assets.......  70
                                                   Financial Highlights.....................  71
                                                   Notes to Financial Statements............  72

American AAdvantage Funds                                      December 31, 2000

                                                            [BILL QUINN PICTURE]

DEAR FELLOW SHAREHOLDER:
We are pleased to present you with this annual report for the American AAdvantage S&P 500 Index Fund, American AAdvantage Small Cap Index Fund, and the American AAdvantage International Equity Index Fund. This includes a review of the markets as well as a complete financial summary of each Fund's operations and list of holdings.

    The year's volatile markets and shifting trends emphasized the importance of a sound investment philosophy. The NASDAQ Composite Index plunged 39%, the worst year since it was created in 1971. The Dow Jones Industrial Average fell 6% for the year, while the Standard & Poor's 500 Index lost 9% last year, its worst since 1977. Thus reminding investors that stocks do not only move in one direction.

    Continuing our commitment to diversification, we introduced several new funds this year. Included in our expanded selection of funds were the Small Cap and International Equity Index Funds. With quality managers, these funds are designed to further meet the growing needs of our shareholders.

    Performance returns for all three-index funds were within expectations for the year. Since their inception on July 31, 2000, total returns for the Small Cap Index and International Equity Index Funds were -2.59% and -7.03%, respectively, while the S&P 500 Index Fund returned -9.15% for 2000.

    It is important to realize that, for index funds, the goal is to replicate the performance of the specified index. The fund managers do not manage the portfolio according to a specific outlook or forecast for the market or the overall economy.

    We thank you for your continued trust in our Funds. As we welcome in the new year, the American AAdvantage Funds will strive to provide products and services that support your financial needs.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND
--------------------------------------------------------------------------------

     The Institutional Class of the Fund returned -9.15% for the twelve months ended December 31, 2000.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                 FOR THE PERIOD FROM 12/31/96* THROUGH 12/31/00

                              [PERFORMANCE GRAPH]

----------------------------------------------------------------------------------------
                                          1997         1998         1999         2000
----------------------------------------------------------------------------------------
 Institutional Class                    13,309.00    17,151.00    20,702.00    18,807.00

 Lipper S&P 500 Index                   13,308.00    17,079.00    20,601.00    18,685.00

 S&P 500 Index                          13,326.00    17,159.00    20,760.00    18,871.00

 PlanAhead Class                        13,309.00    17,113.00    20,576.00    18,646.00


*   Inception of S&P 500 Index Fund

                          ANNUALIZED TOTAL RETURNS
                         ---------------------------
                           PERIODS ENDED 12/31/00      VALUE OF
                         ---------------------------    $10,000
                                             SINCE     12/31/96-
                         1 YEAR   3 YEARS   12/31/96   12/31/00
                         ------   -------   --------   ---------
Institutional
 Class(1)..............   -9.15%   12.22%    17.11%     $18,807
PlanAhead Class(1).....   -9.38%   11.90%    16.86%     $18,646
S&P 500 Index..........   -9.10%   12.26%    17.20%     $18,871
Lipper S&P 500 Index...   -9.30%   11.98%    16.91%     $18,685

1   Past performance is not indicative of future performance.

     Its benchmark, the S&P 500 Index, returned -9.10% during the fiscal year ended December 31, 2000, while the Lipper S&P 500 Index fell 9.30%. Unlike 1999, technology did not lead the S&P 500 Index performance in 2000. In fact, it probably comes as no surprise that the technology sector was the largest detractor for the S&P 500 Index performance in 2000. From the well publicized legal troubles of Microsoft to the fundamental problems at Lucent, many tech stocks have dropped to levels unimaginable just a short time ago. Firms that drove the S&P 500 Index to new high after new high in 1999 were the Index's biggest negative contributors in 2000. Microsoft provided the largest drag on a cap-weighted basis and was joined by Lucent, Cisco and Yahoo. Indeed, 11 out of the 15 largest negative contributors on a cap-weighted basis were technology companies. The other four were retail giants Wal-Mart and Home Depot, as well as communications sector components Worldcom and AT&T.

     Not all was lost for 2000, though. The financial and health care sectors had a decent year in 2000. The biggest contributors to the S&P 500 Index performance for the twelve months ended December 31, 2000 came from these two sectors. The financial companies include AIG, overall the largest positive performance contributor for 2000, Citigroup and Wells Fargo. Strong performers in the health care sector include some of the large pharmaceutical firms such as Merck, Pfizer and Warner-Lambert.
     Standard & Poor's made 59 additions and 58 deletions to the S&P 500 Index for the year (a December 31, 1999 deletion did not have an offsetting addition until January 3, 2000, hence the difference in the number of additions and deletions). The addition of JDS Uniphase on July 26, 2000 was the major index change for 2000. At just under 1% of the Index, JDS Uniphase was the largest addition to the S&P 500 since Microsoft was added. Deletions generally occur because of mergers and acquisitions, bankruptcies and restructurings, or lack of representation.

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
General Electric Co.                                 4.1%
Exxon Mobil Corp.                                    2.6%
Pfizer, Inc.                                         2.5%
Cisco Systems, Inc.                                  2.4%
Citigroup, Inc.                                      2.2%
Wal Mart Stores, Inc.                                2.0%
Microsoft Corp.                                      2.0%
American Int'l Group, Inc.                           2.0%
Merck & Co., Inc.                                    1.8%
Intel Corp.                                          1.7%

PORTFOLIO STATISTICS

                                         FUND       S&P 500
                                         ----       -------
Price/Earnings Ratio                      21.5        25.2
Price/Book Ratio                           4.1         8.5
Wtd. Avg. Mkt. Cap ($ bil)               110.9       111.8

SECTOR WEIGHTINGS

                                                      FUND
                                                      ----
Financials                                            21.9%
Technology                                            21.5%
Health Care                                           14.4%
Consumer Cyclicals                                     9.3%
Consumer Staples                                       8.8%
Communication Services                                 6.6%
Energy                                                 6.6%
Capital Goods                                          3.8%
Basic Materials                                        3.2%
Utilities                                              3.2%
Transportation                                         0.7%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND (SM)
--------------------------------------------------------------------------------

     The Small Cap Index Fund's inception was July 31, 2000, resulting in five months of performance during its fiscal year ended December 31, 2000. Its benchmark, the Russell 2000(R) Index* returned -2.75% in the five months ended December 31, 2000. The Institutional Class of the Fund trailed the Index with a return of -2.59%.

     The Fund achieved its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index. During the last five months of 2000, the U.S. equity market continued to experience the extreme volatility seen earlier in the year. During this period, most U.S. equity indices experienced negative returns. The large cap S&P 500 Index returned -7.3% and the small cap Russell 2000 Index returned -2.8%.

     Small cap growth securities were the largest detractor to the performance of the Russell 2000 Index. The Russell 2000 Growth Index returned -16.2% for the period while the Russell 2000 Value Index returned 12.3%, a return differential of over 28%.

*   Russell 2000(R) Index is a service mark of Frank Russell
    Company.

TOP TEN HOLDINGS

Laboratory Corp. of America                             0.3%
Caremark Rx, Inc.                                       0.3%
Invitrogen Corporation                                  0.3%
Health Net, Inc.                                        0.3%
Manugistics Group, Inc.                                 0.3%
Investors Financial Services                            0.3%
Astoria Financial Corp.                                 0.3%
AmeriSource Health Corp.                                0.3%
Enzon, Inc.                                             0.3%
Humana, Inc.                                            0.3%

PORTFOLIO STATISTICS

                                                       FUND
                                                       ----
Price/Earnings Ratio                                   22.5
Price/Book Ratio                                        2.3
Wtd. Average Mkt Cap ($ bil)                            0.5

SECTOR WEIGHTINGS

Financial Services                                     21.9%
Consumer Discretionary                                 16.4%
Health Care                                            14.9%
Technology                                             11.3%
Materials & Processing                                  9.0%
Producer Durables                                       8.3%
Utilities                                               6.3%
Other Energy                                            4.6%
Autos & Transportation                                  3.3%
Consumer Staples                                        2.8%
Integrated Oils                                         0.1%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

     The International Equity Index Fund's inception was July 31, 2000, resulting in five months of performance during its fiscal year ended December 31, 2000. Its benchmark, the MSCI EAFE Index, returned -6.62% in the five months ended December 31, 2000. The Institutional Class of the Fund slightly trailed the Index with a return of -7.03%.

     The Fund successfully achieved its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index. The year 2000 was a difficult period internationally, as eighteen out of the twenty markets in the MSCI EAFE Index posted negative returns. Technology stocks experienced significant selloffs during the fiscal period, primarily due to the decline in the U.S. technology sector. Countries that were most affected during the period were New Zealand (32.7%), Japan (down 28.3%), Singapore (down 27.1%) and Sweden (down 20.7%).

     The top performing countries were Switzerland (up 6.3%) and Denmark (up 3%). At the end of the period, the Fund's largest country allocations were Japan with a weighting of 22.5%, the UK at 21.4% and France at 11.5%, which all closely tracked the weightings of the MSCI EAFE Index.

TOP TEN HOLDINGS

Vodafone AirTouch PLC                                   2.4%
Nokia Oyj                                               2.2%
BP Amoco PLC                                            1.9%
Glaxo Smith Kline PLC                                   1.6%
HSBC Holdings PLC                                       1.4%
Novartis AG                                             1.4%
Royal Dutch Petroleum Co.                               1.3%
Toyota Motor Corp.                                      1.2%
Total Fina SA                                           1.2%
Nestle SA                                               1.0%
                  Total Fund Holdings: 592

PORTFOLIO STATISTICS

                                               FUND   EAFE
                                               ----   ----
Price/Earnings Ratio                           25.0   25.0
Price/Book Ratio                               2.8     2.8
Wtd. Average Mkt Cap ($ mil)                   893     893

COUNTRY WEIGHTINGS

                         [COUNTRY WEIGHTINGS PIE CHART]

                                                       FUND
                                                       -----
Japan                                                  22.5%
United Kingdom                                         21.4%
France                                                 11.5%
Germany                                                 8.8%
Switzerland                                             7.4%
Netherlands                                             5.7%
Italy                                                   4.8%
Finland                                                 2.9%
Spain                                                   2.9%
Australia                                               2.7%
Sweden                                                  2.6%
Hong Kong                                               2.2%
Singapore                                               1.0%
Belgium                                                 0.9%
Denmark                                                 0.9%
Ireland                                                 0.6%
Portugal                                                0.5%
New Zealand                                             0.4%
Austria                                                 0.2%
Norway                                                  0.1%

SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financials                                             26.0%
Consumer Discretionary                                 13.6%
Telecomm Services                                      10.0%
Information Technology                                  9.9%
Industrials                                             9.6%
Health Care                                             9.4%
Consumer Staples                                        6.9%
Energy                                                  6.0%
Materials                                               4.6%
Utilities                                               4.0%

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
American AAdvantage S&P 500 Index Fund
American AAdvantage Small Cap Index Fund
American AAdvantage International Equity Index Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund, and the American AAdvantage International Equity Index Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds), as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the American AAdvantage S&P 500 Index Fund for the year ended December 31, 1999, and the financial highlights for each of the three years in the period then ended were audited by other auditors whose report dated February 11, expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States.

                                        /s/ ERNST & YOUNG LLP
                                        Dallas, Texas
February 16, 2001

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------

                                                                              SMALL CAP   INTERNATIONAL
                                                              S&P 500 INDEX     INDEX     EQUITY INDEX
                                                              -------------   ---------   -------------
                                                                   (IN THOUSANDS EXCEPT SHARE AND
                                                                         PER SHARE AMOUNTS)
ASSETS
    Investment in Portfolio, at Value.......................   $   326,750    $  4,112      $  3,528
    Receivable for Fund Shares Sold.........................           322           7            14
    Receivable for Expense Reimbursement (Note 2)...........             8           2             1
    Deferred Organization Costs.............................             4          --            --
                                                               -----------    --------      --------
        TOTAL ASSETS........................................       327,084       4,121         3,543
                                                               -----------    --------      --------

LIABILITIES
    Accrued Organization Costs..............................             2          --            --
    Administrative Service Fees Payable (Note 2)............            14          --            --
    Other Liabilities.......................................           120           1             1
                                                               -----------    --------      --------
        TOTAL LIABILITIES...................................           136           1             1
                                                               -----------    --------      --------
NET ASSETS..................................................   $   326,948    $  4,120      $  3,542
                                                               ===========    ========      ========

COMPOSITION OF NET ASSETS
    Paid-in Capital.........................................   $   277,071    $  4,311      $  3,824
    Accumulated Net Realized Loss from Investments and
      Futures Transactions..................................       (10,266)       (124)          (56)
    Net Unrealized Appreciation on Investments and Futures
      Contracts.............................................        60,143         (67)         (226)
                                                               -----------    --------      --------
NET ASSETS..................................................   $   326,948    $  4,120      $  3,542
                                                               ===========    ========      ========
SHARES OUTSTANDING (NO PAR VALUE)
    Institutional Class.....................................    17,891,101     425,195       384,473
                                                               ===========    ========      ========
    PlanAhead Class.........................................       285,906         N/A           N/A
                                                               ===========    ========      ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Institutional Class.....................................   $     17.99    $   9.69      $   9.21
                                                               ===========    ========      ========
    PlanAhead Class.........................................   $     17.99         N/A           N/A
                                                               ===========    ========      ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENT OF OPERATIONS
Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                                     SMALL CAP      INTERNATIONAL
                                                                  S&P 500 INDEX        INDEX        EQUITY INDEX
                                                                  -------------      ---------      -------------
                                                                                  (IN THOUSANDS)
INVESTMENT INCOME
    Income Allocated from the State Street Equity 500 Index
      Portfolio, net........................................        $  5,329           $  --            $  --
    Income Allocated from the BT Equity 500 Index Portfolio,
      net...................................................           1,175              --               --
    Income Allocated from the Master Small Cap Index Series,
      net...................................................              --              25               --
    Income Allocated from the Master International
      (Capitalization Weighted) Index Series, net...........              --              --               15
                                                                    --------           -----            -----
        TOTAL INVESTMENT INCOME.............................           6,504              25               15
                                                                    ========           =====            =====
EXPENSES
    Administrative Service Fees
        Institutional Class.................................             269               1                1
        PlanAhead Class.....................................              18              --               --
    Transfer Agency Fees
        Institutional Class.................................              67              --               --
        PlanAhead Class.....................................               3              --               --
    Professional Fees.......................................              35               7                7
    Registration Fees.......................................             138              --               --
    Service Fees -- PlanAhead Class (Note 2)................              15              --               --
    Other Expenses..........................................              69               1                1
                                                                    --------           -----            -----
        TOTAL EXPENSES......................................             614               9                9
LESS: EXPENSES ABSORBED BY AMR INVESTMENT SERVICES, INC.....             (10)             (4)              (2)
                                                                    --------           -----            -----
        NET EXPENSES........................................             604               5                7
                                                                    --------           -----            -----
NET INVESTMENT INCOME.......................................           5,900              20                8
                                                                    --------           -----            -----
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS
    Net Realized Loss from Investment Transactions..........          (8,165)           (124)             (38)
    Net Realized Loss from Futures Transactions.............            (941)             --               --
    Net Change in Unrealized Appreciation on Investments and
      Futures Contracts.....................................         (26,263)            (67)            (226)
                                                                    --------           -----            -----
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES
  CONTRACTS.................................................         (35,369)           (191)            (264)
                                                                    --------           -----            -----
NET DECREASE IN NET ASSETS FROM OPERATIONS..................        $(29,469)          $(171)           $(256)
                                                                    ========           =====            =====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 S&P 500 INDEX                      INTERNATIONAL
                                                                      FUND            SMALL CAP     EQUITY INDEX
                                                              --------------------    INDEX FUND        FUND
                                                                   YEAR ENDED        ------------   -------------
                                                                  DECEMBER 31,       JULY 31, TO     JULY 31, TO
                                                              --------------------   DECEMBER 31,   DECEMBER 31,
                                                                2000        1999         2000           2000
                                                              ---------   --------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net Investment Income....................................  $   5,900   $  4,441      $   20         $    8
   Net Realized Loss from Investments and Futures
     Transactions...........................................     (9,106)      (357)       (124)           (38)
   Net Change in Unrealized Appreciation on Investments and
     Futures Contracts......................................    (26,263)    68,522         (67)          (226)
                                                              ---------   --------      ------         ------
       NET INCREASE (DECREASE) IN NET ASSETS FROM
         OPERATIONS.........................................    (29,469)    72,606        (171)          (256)
                                                              ---------   --------      ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income
       Institutional Class..................................     (6,001)    (4,235)        (20)            (8)
       PlanAhead Class......................................        (76)       (29)         --             --
   Net Realized Gain (Loss) from Investments and Futures
     Transactions
       Institutional Class..................................         --         --          --            (18)
       PlanAhead Class......................................         --         --          --             --
   Tax Return of Capital
       Institutional Class..................................        (96)        --          --             (5)
       Plan Ahead Class.....................................         (2)        --          --             --
                                                              ---------   --------      ------         ------
       TOTAL DISTRIBUTIONS..................................     (6,175)    (4,264)        (20)           (31)
                                                              ---------   --------      ------         ------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares............................    240,196    464,613       4,557          4,484
   Dividend Reinvestments...................................      6,164      4,260          20             32
   Cost of Shares Redeemed..................................   (458,586)   (65,230)       (266)          (687)
                                                              ---------   --------      ------         ------
       NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS IN
         SHARES OF BENEFICIAL INTEREST......................   (212,226)   403,643       4,311          3,829
                                                              ---------   --------      ------         ------
       TOTAL INCREASE (DECREASE) IN NET ASSETS..............   (247,870)   471,985       4,120          3,542
NET ASSETS
   Beginning of Period......................................    574,818    102,833          --             --
                                                              ---------   --------      ------         ------
   END OF PERIOD*...........................................  $ 326,948   $574,818      $4,120         $3,542
                                                              =========   ========      ======         ======
   *Includes undistributed net investment income............  $      --   $    177      $   --         $   --
                                                              =========   ========      ======         ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund.

                                                                           INSTITUTIONAL CLASS
                                                              ----------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------
                                                                 2000(A)        1999       1998       1997
                                                              -------------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  20.05      $  16.78   $  13.16   $  10.00
                                                                --------      --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income...................................        0.23          0.19       0.16       0.14
    Net Realized and Unrealized Gain (Loss) on Investments
      and Futures Transactions..............................       (2.05)         3.27       3.62       3.16
                                                                --------      --------   --------   --------
    Total from Investment Operations........................       (1.82)         3.46       3.78       3.30
                                                                --------      --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income...................................       (0.24)(C)     (0.19)     (0.16)     (0.14)
                                                                --------      --------   --------   --------
    Total Distributions.....................................       (0.24)        (0.19)     (0.16)     (0.14)
                                                                --------      --------   --------   --------
NET ASSET VALUE, END OF PERIOD..............................    $  17.99      $  20.05   $  16.78   $  13.16
                                                                ========      ========   ========   ========
TOTAL INVESTMENT RETURN.....................................      (9.15%)       20.70%     28.87%     33.09%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted)................    $321,805      $568,645   $100,870   $  7,862
    Ratios to Average Net Assets (annualized):
         Net Investment Income..............................       1.09%         1.28%      1.41%      1.61%
         Expenses, including expenses of the master
           portfolios, after waivers(B).....................       0.16%         0.17%      0.20%      0.20%
         Expenses, including expenses of the master
           portfolios, before waivers(B)....................       0.16%         0.17%      0.26%      0.63%
         Decrease Reflected in Above Expense Ratio Due to
           Absorption of Expenses by State Street Bank, BT
           Alex Brown, and AMR Investment Services, Inc. ...       0.00%         0.00%      0.06%      0.43%

---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio from March 1, 2000 to December 31, 2000.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund

                                                                         PLANAHEAD CLASS
                                                              -------------------------------------
                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              -----------------   MARCH 2, 1998 TO
                                                              2000(A)     1999    DECEMBER 31, 1998
                                                              -------    ------   -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period........................  $20.12     $16.83        $14.27
                                                              ------     ------        ------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income...................................    0.13       0.15          0.08
    Net Realized and Unrealized Gain(Loss) on Investments
     and Futures Transactions...............................   (2.00)      3.25          2.56
                                                              ------     ------        ------
Total from Investment Operations............................   (1.87)      3.40          2.64
                                                              ------     ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income...................................   (0.26)(C)  (0.11)        (0.08)
                                                              ------     ------        ------
    Total Distributions.....................................   (0.26)     (0.11)        (0.08)
                                                              ------     ------        ------
NET ASSET VALUE, END OF PERIOD..............................  $17.99     $20.12        $16.83
                                                              ======     ======        ======
TOTAL INVESTMENT RETURN.....................................  (9.38%)    20.24%        18.58%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted)................  $5,143     $6,173        $1,963
    Ratios to Average Net Assets (annualized):
         Net Investment Income..............................   0.66%      0.91%         1.04%
         Expenses, including expenses of the master
           portfolios, after waivers(B).....................   0.54%      0.55%         0.55%
         Expenses, including expenses of the master
           portfolios, before waivers(B)....................   0.70%      0.72%         0.79%
         Decrease Reflected in Above Expense Ratio Due to
           Absorption of Expenses by State Street Bank, BT
           Alex Brown and AMR Investment Services, Inc......   0.16%      0.17%         0.24%

---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio from March 1, 2000 to December 31, 2000.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage Small Cap Index Fund

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                  JULY 31 TO
                                                                 DECEMBER 31,
                                                                     2000
                                                              -------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period........................        $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income...................................          0.05
    Net Realized and Unrealized Gain on Investments.........         (0.31)
                                                                    ------
Total from Investment Operations............................         (0.26)
                                                                    ------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income...................................         (0.05)
    Net Realized Gain from Investments......................            --
                                                                    ------
    Total Distributions.....................................         (0.05)
                                                                    ------
NET ASSET VALUE, END OF PERIOD..............................        $ 9.69
                                                                    ======
TOTAL INVESTMENT RETURN.....................................         (2.59%)
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted)................        $4,120
    Ratios to Average Net Assets (annualized):
         Net Investment Income..............................         1.61%
         Expenses, including expenses of the master
         portfolios, after waivers(A).......................         0.50%
         Expenses, including expenses of the master
         portfolios, before waivers(A)......................         0.96%
         Decrease Reflected in Above Expense Ratio Due to
         Absorption of Expenses by AMR Investment Services,
         Inc................................................         0.46%

---------------

(A)   Includes expenses of the Master Small Cap Index Series.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage International Equity Index Fund

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                  JULY 31 TO
                                                                 DECEMBER 31,
                                                                     2000
                                                              -------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period........................        $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income...................................          0.02
    Net Realized and Unrealized Gain (Loss) on
     Investments............................................         (0.72)
                                                                    ------
Total from Investment Operations............................         (0.70)
                                                                    ------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income...................................         (0.03)
    Net Realized Gain from Investments......................         (0.05)
    Tax Return of Capital...................................         (0.01)
                                                                    ------
    Total Distributions.....................................         (0.09)
                                                                    ------
NET ASSET VALUE, END OF PERIOD..............................        $ 9.21
                                                                    ======
TOTAL INVESTMENT RETURN.....................................         (7.03%)
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted)................        $3,542
    Ratios to Average Net Assets (annualized):
         Net Investment Income..............................         0.63%
         Expenses, including expenses of the master
         portfolios, after waivers(A).......................         0.60%
         Expenses, including expenses of the master
         portfolios, before waivers(A)......................         2.12%
         Decrease Reflected in Above Expense Ratio Due to
         Absorption of Expenses by AMR Investment Services,
         Inc................................................         1.52%

---------------

(A) Includes expenses of the Master International (Capitalization Weighted) Index Series.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  A. Organization

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund and the American AAdvantage International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Institutional Classes of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000. The S&P 500 Index Fund commenced sale of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. At that time, the existing shares of the Fund were redesignated as "Institutional Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Capitalization Weighted Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio.

                                                                           % OF PORTFOLIO
                                                                           HELD BY FUND AT
     AMERICAN AADVANTAGE:                      PORTFOLIOS:                DECEMBER 31, 2000
     --------------------                      -----------                -----------------
S&P 500 Fund                     State Street Equity 500 Index Portfolio        11.0%
Small Cap Index Fund             Master Small Cap Index Series                   2.4%
                                 Master International Capitalization
International Equity Index Fund  Weighted Index Series                          22.4%

     Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio. On March 1, 2000, the S&P 500 Index Fund withdrew its interest in the BT Portfolio. The Fund received a distribution of cash and securities from BT Portfolio with a market value equal to the Fund's investment in the BT Portfolio at the close of business on February 29, 2000, which totaled approximately $600,966,000. The S&P 500 Index Fund immediately contributed those securities to the State Street Equity 500 Index Portfolio, which commenced operations on March 1, 2000.

     The State Street Equity 500 Index Portfolio and the BT Portfolio have identical investment objectives and fundamental policies. State Street Bank and Trust Company receives an annualized advisory fee of 0.045% of the Portfolio's average daily net assets. Bankers Trust Company received an annualized advisory fee of 0.075% of the BT Portfolio's average daily net assets.

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     AMR Investment Services, Inc. (the Manager) is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

  B. Valuation of Investments

     Valuation of securities by the Portfolio is discussed in the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  C. Investment Income

     The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  D. Dividends

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  E. Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The S&P 500 Index Fund has a capital loss carryforward of $9,731,218 which expires in years 2005-2008.

  F. Deferred Organization Expenses

     Expenses incurred by the S&P 500 Index Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  G. Expenses

     Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  H. Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

  I. Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  A. Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an annualized fee of .30% of the PlanAhead Class of the S&P 500 Index Fund. The Manager has contractually agreed to reimburse the Fund for other expenses through December 31, 2000 to the extent that total annual fund operating expenses exceed 0.55% for the PlanAhead Class of the S&P 500 Index Fund, 0.50% for the Institutional Class of the Small Cap Index Fund, and 0.60% for the International Equity Index Fund.

  B. Services Agreement

     The Manager and the trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  C. Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2000, the cost of air transportation for the trustees was not material to any of the Funds. One trustee, as a retiree of American, already receives flight benefits. The Trust compensates this trustee up to $10,000 annually to cover his personal flight service charges for his three children, as well as the income tax charged on the value of these benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

     At December 31, 2000, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 96.9% of the Institutional Class of the S&P 500 Index Fund and 100% of the Institutional Class of both the Small Cap Index and International Equity Index Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

  D. Reimbursement of Expenses

     For the period ended December 31, 2000, the Manager reimbursed expenses totaling $10,296 to the S&P 500 Index Fund, $4,521 to the Small Cap Index Fund, and $2,404 to the International Equity Index Fund.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest were as follows:

S&P 500 INDEX FUND

                                        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                         DECEMBER 31, 2000            DECEMBER 31, 1999
                                    ---------------------------   -------------------------
INSTITUTIONAL CLASS                   SHARES         AMOUNT         SHARES        AMOUNT
-------------------                 -----------   -------------   ----------   ------------
Sold..............................   12,230,942   $ 237,353,660   25,595,752   $459,473,861
Reinvested........................      311,238       6,097,551      229,164      4,234,846
Redeemed..........................  (23,011,486)   (455,301,963)  (3,475,077)   (63,459,266)
                                    -----------   -------------   ----------   ------------
Net Increase (decrease)...........  (10,469,306)  $(211,850,752)  22,349,839   $400,249,441
                                    ===========   =============   ==========   ============

                                              FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                               DECEMBER 31, 2000        DECEMBER 31, 1999
                                            -----------------------   ---------------------
PLANAHEAD CLASS                              SHARES       AMOUNT      SHARES      AMOUNT
---------------                             ---------   -----------   -------   -----------
Sold......................................    144,315   $ 2,841,721   285,571   $ 5,138,770
Reinvested................................      3,427        66,384     1,387        25,294
Redeemed..................................   (168,691)   (3,283,724)  (96,736)   (1,771,233)
                                            ---------   -----------   -------   -----------
Net Increase (decrease)...................    (20,949)  $   375,619   190,222   $ 3,392,831
                                            =========   ===========   =======   ===========

SMALL CAP INDEX FUND

                                              FOR THE PERIOD ENDED
                                               DECEMBER 31, 2000
                                             ----------------------
INSTITUTIONAL CLASS                           SHARES      AMOUNT
-------------------                          --------   -----------
Sold.......................................  4,557,388  $   450,818
Reinvested.................................    20,052         2,238
Redeemed...................................  (266,430)      (27,861)
                                             --------   -----------
Net Increase (decrease)....................  4,331,010  $   425,195
                                             ========   ===========

INTERNATIONAL EQUITY INDEX FUND

                                             FOR THE PERIOD ENDED
                                               DECEMBER 31, 2000
                                            -----------------------
INSTITUTIONAL CLASS                          SHARES       AMOUNT
-------------------                         ---------   -----------
Sold......................................  4,485,002   $   454,294
Reinvested................................     31,872         3,589
Redeemed..................................   (686,995)      (73,411)
                                            ---------   -----------
Net Increase (decrease)...................  3,829,879   $   384,472
                                            =========   ===========

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio") as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 9, 2001

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
COMMON STOCKS - 98.6%
AEROSPACE - 1.1%
Boeing Co......................    219,476   $   14,485
General Dynamics Corp..........     49,700        3,877
Lockheed Martin Corp...........    106,946        3,631
Northrop Grumman Corp..........     18,400        1,527
United Technologies Corp.......    116,900        9,191
                                             ----------
                                                 32,711
                                             ----------
BASIC INDUSTRIES - 2.9%
Air Products & Chemicals,
  Inc..........................     59,100        2,423
Alcan Aluminum, Ltd............     82,300        2,814
Alcoa, Inc.....................    212,660        7,124
Allegheny Technologies, Inc....     18,988          301
B.F. Goodrich Co...............     24,500          891
Barrick Gold Corp..............     95,700        1,568
Bemis Co., Inc.................     14,800          497
Boise Cascade Corp.............     15,400          518
Dow Chemical Co................    166,400        6,094
du Pont (E.I.) de Nemours &
  Co...........................    260,841       12,602
Eastman Chemical Co............     18,125          884
Engelhard Corp.................     32,725          667
FMC Corp. (a)..................      6,900          495
Freeport-McMoRan Copper & Gold,
  Inc. Class B (a).............     45,600          390
Great Lakes Chemical Corp......     11,600          431
Hercules, Inc..................     27,400          522
Homestake Mining Co............     71,800          301
Illinois Tool Works, Inc.......     76,000        4,527
Inco, Ltd. (a).................     49,100          823
International Paper Co.........    120,845        4,932
Kimberly-Clark Corp............    131,536        9,298
Mead Corp......................     27,500          863
Minnesota Mining &
  Manufacturing Co.............     97,300       11,725
Newmont Mining Corp............     46,867          800
Nucor Corp.....................     19,000          754
Phelps Dodge Corp..............     18,639        1,040
Placer Dome, Inc...............     89,100          858
Potlatch Corp..................      7,000          235
PPG Industries, Inc............     42,300        1,959
Praxair, Inc...................     40,500        1,797
Rohm & Haas Co.................     52,420        1,903
Sealed Air Corp. (a)...........     22,443          684
Sigma Aldrich Corp.............     18,000          706
Temple-Inland, Inc.............     11,700          627
Union Carbide Corp.............     32,700        1,760
USX-U.S. Steel Group...........     23,000          414
Westvaco Corp..................     27,800          811
Willamette Industries, Inc.....     26,500        1,244
Worthington Industries, Inc....     21,900          177
                                             ----------
                                                 86,459
                                             ----------
CAPITAL GOODS - 6.1%
Allied Waste Industries, Inc.
  (a)..........................     50,100          730
Ball Corp......................      7,900          364
Boston Scientific Corp. (a)....     99,500        1,362
Briggs & Stratton Corp.........      5,500          244

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Caterpillar, Inc...............     86,500   $    4,093
Cooper Industries, Inc.........     24,400        1,121
Crane Co.......................     17,600          501
Cummins Engine Co., Inc........     11,600          440
Deere & Co.....................     58,000        2,657
Dover Corp.....................     51,600        2,093
Emerson Electric Co............    106,700        8,409
General Electric Co............  2,456,200      117,744
Grainger (W.W.), Inc...........     25,300          924
HCA-Healthcare Corp. (The).....    138,632        6,101
Ingersoll-Rand Co..............     41,700        1,746
ITT Industries, Inc............     23,400          907
Johnson Controls, Inc..........     22,000        1,144
Millipore Corp.................     12,700          800
National Service Industries,
  Inc..........................     11,300          290
Pall Corp......................     34,200          729
Parker-Hannifin Corp...........     26,850        1,185
Raytheon Co. Class B...........     82,300        2,556
Timken Co......................     14,500          219
TRW, Inc.......................     30,100        1,166
Tyco International, Ltd........    432,668       24,013
                                             ----------
                                                181,538
                                             ----------
CONSUMER BASICS - 20.8%
Abbott Laboratories............    382,400       18,523
Aetna, Inc. (a)................     34,902        1,433
Albertson's, Inc...............    104,603        2,772
Allergan, Inc..................     33,500        3,243
ALZA Corp. (a).................     58,800        2,499
American Home Products Corp....    324,000       20,590
Amgen, Inc. (a)................    255,300       16,323
Archer-Daniels-Midland Co......    160,823        2,412
Bard (C.R.), Inc...............     13,800          643
Bausch & Lomb, Inc.............     14,300          578
Baxter International, Inc......     72,300        6,385
Becton, Dickinson & Co.........     62,400        2,161
Biogen, Inc. (a)...............     36,500        2,192
Biomet, Inc....................     46,050        1,828
Black & Decker Corp............     21,700          852
Bristol-Myers Squibb Co........    484,100       35,793
Campbell Soup Co...............    107,100        3,708
Cardinal Health, Inc...........     68,612        6,836
Chiron Corp. (a)...............     45,600        2,026
Clorox Co. (The)...............     59,400        2,109
Coca-Cola Co. (The)............    613,900       37,410
Coca-Cola Enterprises, Inc.....    106,400        2,022
Colgate-Palmolive Co...........    143,400        9,257
ConAgra, Inc...................    135,600        3,526
Corning, Inc...................    227,200       11,999
Costco Wholesale Corp. (a).....    111,300        4,445
CVS Corp.......................     98,600        5,910
Forest Laboratories, Inc.
  (a)..........................     22,300        2,963
General Mills, Inc.............     70,800        3,155
Gillette Co. (The).............    263,000        9,501
HEALTHSOUTH Corp. (a)..........    100,300        1,636
Heinz (H.J.) Co................     84,750        4,020
Hershey Foods Corp.............     33,700        2,169

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Humana, Inc. (a)...............     43,900   $      670
Johnson & Johnson..............    344,100       36,152
Kellogg Co.....................    100,300        2,633
King Pharmaceuticals, Inc.
  (a)..........................     42,300        2,186
Kroger Co. (The) (a)...........    206,600        5,591
Lilly (Eli) & Co...............    278,900       25,955
Manor Care, Inc. (a)...........     29,200          602
McKesson HBOC, Inc.............     69,551        2,496
MedImmune, Inc. (a)............     53,000        2,528
Medtronic, Inc.................    296,900       17,925
Merck & Co., Inc...............    571,300       53,488
Pactiv Corp. (a)...............     45,200          559
PepsiCo, Inc...................    356,800       17,684
Pfizer, Inc....................  1,563,425       71,918
Pharmacia & Upjohn, Inc........    318,832       19,449
Philip Morris Cos., Inc........    550,000       24,200
Procter & Gamble Co............    322,500       25,296
Quaker Oats Co.................     32,900        3,204
Ralston-Purina Group...........     75,500        1,972
Safeway, Inc. (a)..............    123,300        7,706
Sara Lee Corp..................    209,300        5,141
Schering-Plough Corp...........    361,600       20,521
Snap-On Tools Corp.............     15,900          443
St. Jude Medical, Inc. (a).....     20,250        1,244
Stanley Works..................     19,700          614
Stryker Corp...................     48,000        2,428
SYSCO Corp.....................    169,400        5,082
Tenet Healthcare Corp..........     77,200        3,431
Tupperware Corp................     14,600          298
Unilever NV ADR................    143,428        9,027
UnitedHealth Group, Inc. (a)...     78,200        4,800
UST Corp.......................     42,700        1,198
Watson Pharmaceuticals, Inc.
  (a)..........................     26,300        1,346
Wellpoint Health Networks, Inc.
  (a)..........................     15,300        1,763
Winn-Dixie Stores, Inc.........     32,500          630
Wrigley (Wm.), Jr. Co..........     28,100        2,692
                                             ----------
                                                613,791
                                             ----------
CONSUMER DURABLES - 1.3%
AutoZone, Inc. (a).............     33,100          943
Avery Dennison Corp............     29,000        1,591
Best Buy Co. (a)...............     51,400        1,519
Cooper Tire & Rubber Co........     18,900          201
Dana Corp......................     35,365          542
Danaher Corp...................     35,000        2,393
Delphi Automotive Systems
  Corp.........................    137,941        1,552
Eaton Corp.....................     17,600        1,323
Ford Motor Co..................    462,278       10,835
General Motors Corp............    136,398        6,948
Genuine Parts Co...............     43,450        1,138
Goodyear Tire & Rubber Co......     43,500        1,000
Harley-Davidson, Inc...........     75,800        3,013
Leggett & Platt, Inc...........     52,800        1,000
Maytag Corp....................     19,400          627
PACCAR, Inc....................     20,890        1,029
Pitney Bowes, Inc..............     63,100        2,090

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Visteon Corp...................     30,250   $      348
Whirlpool Corp.................     16,300          777
                                             ----------
                                                 38,869
                                             ----------
CONSUMER NON-DURABLES - 5.9%
Alberto Culver Co. Class B.....     16,000          685
Anheuser-Busch Cos., Inc.......    222,500       10,124
Avon Products, Inc.............     57,700        2,762
Bed Bath & Beyond, Inc. (a)....     72,200        1,615
Brown-Forman Distillers, Inc.
  Class B......................     16,400        1,091
Brunswick Corp.................     23,800          391
Circuit City Stores, Inc.......     49,700          572
Consolidated Stores Corp.
  (a)..........................     28,942          307
Coors (Adolph) Co. Class B.....      9,400          755
Dillard's, Inc. Class A........     28,000          331
Dollar General Corp............     85,616        1,616
Eastman Kodak Co...............     75,300        2,965
Federated Department Stores,
  Inc. (a).....................     50,700        1,774
Fortune Brands, Inc............     37,800        1,134
Gap, Inc.......................    208,275        5,311
Hasbro, Inc....................     46,400          493
Home Depot, Inc. (The).........    572,997       26,179
International Flavors &
  Fragrances, Inc..............     28,200          573
JC Penney & Co., Inc...........     70,700          769
Kohl's Corp. (a)...............     82,300        5,020
Kmart Corp. (a)................    131,900          701
Limited, Inc. (The)............    108,836        1,857
Liz Claiborne, Inc.............     12,900          537
Longs Drug Stores, Inc.........      9,700          234
Lowe's Cos., Inc...............     96,800        4,308
Mattel, Inc....................    103,587        1,496
May Department Stores Co.......     73,400        2,404
Newell Rubbermaid, Inc.........     67,057        1,525
NIKE, Inc. Class B.............     67,300        3,756
Nordstrom, Inc.................     36,600          666
Office Depot, Inc. (a).........     79,500          566
Radioshack Corp................     46,100        1,974
Reebok International, Ltd.
  (a)..........................     13,700          375
Sears Roebuck & Co.............     85,200        2,961
Staples, Inc. (a)..............    118,050        1,394
Starbucks Corp. (a)............     46,100        2,040
SuperValu, Inc.................     36,900          512
Target Corp....................    224,800        7,250
Tiffany & Company..............     35,300        1,116
TJX Cos., Inc..................     70,600        1,959
Toys "R" Us, Inc. (a)..........     48,200          804
V.F. Corp......................     27,000          978
Wal-Mart Stores, Inc...........  1,106,600       58,788
Walgreen Co....................    252,500       10,558
                                             ----------
                                                173,226
                                             ----------
CONSUMER SERVICES - 1.7%
AMR Corp.......................     36,300        1,422
Carnival Corp..................    146,900        4,526
Convergys Corp. (a)............     40,300        1,826
Darden Restaurants, Inc........     28,600          654

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Delta Air Lines, Inc...........     29,700   $    1,491
Disney (Walt) Co...............    514,986       14,902
Harrah's Entertainment, Inc.
  (a)..........................     32,100          847
Hilton Hotels Corp.............     89,700          942
Marriott International, Inc.
  Class A......................     62,000        2,619
McDonald's Corp................    323,400       10,996
Sabre Holdings Corporation
  Class A......................     31,123        1,342
Sapient Corp. (a)..............     31,800          378
Southwest Airlines Co..........    126,787        4,251
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     47,200        1,664
Tricon Global Restaurants, Inc.
  (a)..........................     38,810        1,281
USAirways Group, Inc. (a)......     15,500          629
Wendy's International, Inc.....     28,900          759
                                             ----------
                                                 50,529
                                             ----------
ELECTRICAL EQUIPMENT - 0.8%
American Power Conversion Corp.
  (a)..........................     52,400          645
Molex, Inc.....................     50,775        1,799
Power-One, Inc. (a)............     18,800          739
Tektronix, Inc.................     24,800          836
Texas Instruments, Inc.........    427,830       20,269
Thomas & Betts Corp............     14,900          241
                                             ----------
                                                 24,529
                                             ----------
ELECTRONICS - 2.7%
Agilent Technologies, Inc.
  (a)..........................    111,300        6,094
Altera Corp. (a)...............    101,100        2,660
Analog Devices, Inc. (a).......     89,000        4,556
Applied Micro Circuits Corp.
  (a)..........................     70,700        5,302
Broadcom Corp. (a).............     59,000        4,960
Conexant Systems, Inc. (a).....     57,100          871
JDS Uniphase Corp. (a).........    237,500        9,915
KLA Tencor Corporation (a).....     48,200        1,624
Lexmark International Group,
  Inc. Class A (a).............     30,600        1,356
Linear Technology Corp.........     78,700        3,635
Maxim Integrated Products, Inc.
  (a)..........................     71,700        3,424
Novellus Systems, Inc. (a).....     34,200        1,225
QLogic Corp. (a)...............     22,000        1,698
QUALCOMM, Inc. (a).............    184,700       15,168
Sanmina Corp. (a)..............     38,700        2,965
Solectron Corp. (a)............    155,700        5,278
Teradyne, Inc. (a).............     45,100        1,680
Vitesse Semiconductor Corp.
  (a)..........................     44,200        2,445
Xilinx, Inc. (a)...............     82,300        3,816
                                             ----------
                                                 78,672
                                             ----------
ENERGY - 6.8%
Amerada Hess Corp..............     22,600        1,651
Anadarko Petroleum Corp........     60,968        4,334
Apache Corp....................     29,900        2,095

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Ashland, Inc...................     18,900   $      678
Baker Hughes, Inc..............     81,980        3,407
Burlington Resources, Inc......     54,522        2,753
Calpine Corp. (a)..............     69,700        3,141
Chevron Corp...................    158,400       13,375
Conoco, Inc. Class B...........    156,900        4,540
Constellation Energy Group.....     37,100        1,672
Devon Energy Corp..............     31,299        1,908
El Paso Energy Corp............     57,900        4,147
EOG Resources, Inc.............     29,200        1,597
Exxon Mobil Corp...............    861,405       74,888
Halliburton Co.................    108,200        3,922
Kerr-McGee Corp................     23,356        1,563
Kinder Morgan, Inc.............     29,700        1,550
McDermott International,
  Inc..........................     15,400          166
Nabors Industries, Inc. (a)....     36,900        2,183
Occidental Petroleum Corp......     95,300        2,311
ONEOK, Inc.....................      8,000          385
Phillips Petroleum Co..........     62,200        3,538
Progress Energy, Inc...........     51,547        2,536
Progress Energy, Inc. CVO
  (a)..........................     12,200            5
Rowan Cos., Inc. (a)...........     25,200          680
Royal Dutch Petroleum Co.
  ADR..........................    530,800       32,147
Schlumberger, Ltd..............    142,600       11,399
Sempra Energy..................     49,150        1,143
Sunoco, Inc....................     21,355          719
Texaco, Inc....................    137,600        8,548
Tosco Corp.....................     34,900        1,185
Transocean Sedco Forex, Inc....     53,952        2,482
Unocal Corp....................     62,700        2,426
USX-Marathon Group.............     80,500        2,234
                                             ----------
                                                201,308
                                             ----------
FINANCE - 17.4%
AFLAC, Inc.....................     66,700        4,815
Allstate Corp..................    183,488        7,993
Ambac Financial Group, Inc.....     26,550        1,548
American Express Co............    328,800       18,063
American General Corp..........     63,287        5,158
American International Group,
  Inc..........................    576,667       56,838
AmSouth Bancorp................     98,850        1,507
AON Corp.......................     63,050        2,159
Bank of America Corp...........    402,295       18,455
Bank of New York Co., Inc......    184,600       10,188
Bank One Corp..................    288,968       10,583
BB&T Corp......................     96,700        3,608
Bear Stearns Cos., Inc.........     27,668        1,402
Capital One Financial Corp.....     50,100        3,297
Charter One Financial, Inc.....     54,655        1,578
Chubb Corp. (The)..............     43,600        3,771
CIGNA Corp.....................     38,500        5,094
Cincinnati Financial Corp......     41,700        1,650
CIT Group, Inc. (The) Class A..     63,400        1,276
Citigroup, Inc.................  1,245,476       63,597
Comerica, Inc..................     40,350        2,396
Conseco, Inc...................     75,145          991

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Countrywide Credit Industries,
  Inc..........................     27,300   $    1,372
Equifax, Inc...................     35,900        1,030
Fannie Mae.....................    249,200       21,618
Federal Home Loan Mortgage
  Corp.........................    171,500       11,812
Fifth Third Bancorp............    115,925        6,927
First Union Corp...............    240,812        6,698
Firstar Corp...................    233,176        5,421
FleetBoston Financial Corp.....    225,264        8,462
Franklin Resources, Inc........     61,700        2,351
Golden West Financial Corp.....     39,900        2,693
Hartford Financial Services
  Group, Inc. (The)............     56,100        3,962
Household International
  Corp.........................    118,199        6,501
Huntington Bancshares, Inc.....     66,047        1,069
JP Morgan Chase and Co.........    323,642       14,706
Jefferson-Pilot Corp...........     26,775        2,001
KeyCorp........................    106,898        2,993
Lehman Brothers Holdings,
  Inc..........................     60,600        4,098
Lincoln National Corp..........     48,600        2,299
Loews Corp.....................     24,900        2,579
Marsh & McLennan Cos., Inc.....     67,750        7,927
MBIA, Inc......................     25,500        1,890
MBNA Corp......................    212,582        7,852
Mellon Financial Corp..........    119,900        5,898
Merrill Lynch & Co., Inc.......    201,200       13,719
MetLife, Inc...................    190,600        6,671
MGIC Investment Corp...........     26,000        1,753
Moody's Corp...................     43,700        1,123
Morgan (J.P.) & Co., Inc.......     39,300        6,504
Morgan Stanley Dean Witter &
  Co...........................    277,112       21,961
National City Corp.............    151,600        4,359
Northern Trust Corp............     56,100        4,576
Old Kent Financial Corp........     32,875        1,438
Paychex, Inc...................     94,025        4,572
PNC Bank Corp..................     72,900        5,326
Price (T. Rowe) & Associates,
  Inc..........................     32,200        1,360
Progressive Corp...............     19,100        1,979
Providian Financial Corp.......     71,800        4,129
Regions Financial Corp.........     53,100        1,450
SAFECO Corp....................     30,300          996
Schwab (Charles) Corp..........    345,250        9,797
SouthTrust Corp................     40,600        1,652
St. Paul Cos., Inc.............     55,472        3,013
State Street Corp..............     40,800        5,068
Stilwell Financial, Inc........     57,900        2,283
Summit Bancorp.................     42,000        1,604
SunTrust Banks, Inc............     74,400        4,687
Synovus Financial Corp.........     74,100        1,996
Torchmark Corp.................     30,800        1,184
U.S. Bancorp...................    187,817        5,482
Union Planters Corp............     35,600        1,273
UnumProvident Corp.............     63,228        1,699
USA Education, Inc.............     38,100        2,591
Wachovia Corp..................     50,400        2,930

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Washington Mutual, Inc.........    132,598   $    7,036
Wells Fargo Co.................    422,787       23,544
                                             ----------
                                                515,881
                                             ----------
GENERAL BUSINESS - 3.0%
American Greetings Corp. Class
  A............................     17,800          168
Automatic Data Processing,
  Inc..........................    156,800        9,927
Block (H&R) Co., Inc...........     21,600          894
Cendant Corp. (a)..............    189,636        1,825
Clear Channel Communications,
  Inc. (a).....................    146,100        7,077
Comcast Corp. Special Class A
  (a)..........................    225,900        9,417
Computer Sciences Corp. (a)....     41,700        2,507
Deluxe Corp....................     19,900          503
Donnelley (R.R.) & Sons Co.....     33,300          899
Dow Jones & Co., Inc...........     22,700        1,285
Ecolab, Inc....................     31,000        1,339
First Data Corp................     99,100        5,221
Fluor Corp. (a)................     19,900          658
Gannett Co., Inc...............     66,100        4,168
Harcourt General, Inc..........     19,700        1,127
IMS Health, Inc................     75,600        2,041
Interpublic Group Cos., Inc....     77,600        3,303
Knight-Ridder, Inc.............     17,900        1,018
McGraw-Hill, Inc...............     49,800        2,920
Meredith Corp..................     14,000          451
New York Times Co. Class A.....     40,900        1,639
Omnicom Group, Inc.............     44,400        3,680
Quintiles Transnational Corp.
  (a)..........................     31,100          651
Robert Half International, Inc.
  (a)..........................     46,000        1,219
Time Warner, Inc...............    328,300       17,150
Tribune Co.....................     75,845        3,205
Waste Management, Inc..........    158,059        4,386
                                             ----------
                                                 88,678
                                             ----------
SHELTER - 0.4%
Centex Corp....................     14,600          548
Georgia-Pacific Group..........     54,643        1,701
Kaufman & Broad Home Corp......     11,100          374
Louisiana Pacific Corp.........     29,100          295
Masco Corp.....................    113,700        2,921
Pulte Corp.....................     11,600          489
Sherwin-Williams Co............     40,300        1,060
Vulcan Materials Co............     26,500        1,269
Weyerhaeuser Co................     54,100        2,746
                                             ----------
                                                 11,403
                                             ----------
TECHNOLOGY - 16.0%
Adaptec, Inc. (a)..............     25,100          256
Adobe Systems, Inc.............     60,400        3,514
Advanced Micro Devices, Inc.
  (a)..........................     78,600        1,086
America Online, Inc. (a).......    577,898       20,111
Apple Computer, Inc. (a).......     82,000        1,215

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Applera Corp - Applied
  Biosystems Group (a).........     52,900   $    4,976
Applied Materials, Inc. (a)....    202,700        7,741
Autodesk, Inc..................     15,900          427
BMC Software, Inc. (a).........     62,400          870
BroadVision, Inc. (a)..........     66,300          783
Cabletron Systems, Inc. (a)....     44,800          675
Ceridian Corp. (a).............     37,800          754
Cisco Systems, Inc. (a)........  1,783,500       68,219
Citrix Systems, Inc. (a).......     48,800        1,098
COMPAQ Computer Corp...........    424,729        6,392
Computer Associates
  International, Inc...........    145,662        2,840
Compuware Corp. (a)............     97,500          609
Dell Computer Corp. (a)........    638,600       11,136
Electronic Data Systems
  Corp.........................    115,000        6,641
EMC Corp. (a)..................    541,724       36,025
Gateway, Inc. (a)..............     81,500        1,466
Guidant Corp. (a)..............     77,700        4,191
Hewlett-Packard Co.............    488,500       15,418
Honeywell International,
  Inc..........................    196,637        9,303
Intel Corp.....................  1,667,300       50,123
International Business Machines
  Corp.........................    434,400       36,924
Intuit, Inc. (a)...............     51,500        2,028
LSI Logic Corp. (a)............     76,600        1,309
Mercury Interactive Corp.
  (a)..........................     20,300        1,831
Micron Technology, Inc. (a)....    139,100        4,938
Microsoft Corp. (a)............  1,321,200       57,390
National Semiconductor Corp.
  (a)..........................     46,600          938
NCR Corp. (a)..................     22,900        1,125
Network Appliance, Inc. (a)....     78,400        5,032
Novell, Inc. (a)...............     88,800          461
Oracle Systems Corp. (a).......  1,386,320       40,377
Palm, Inc. (a).................    140,973        3,982
Parametric Technology Corp.
  (a)..........................     64,000          860
PeopleSoft, Inc. (a)...........     69,400        2,572
PerkinElmer, Inc...............     12,800        1,344
Rockwell International Corp....     45,200        2,153
Scientific-Atlanta, Inc........     39,400        1,283
Siebel Systems, Inc. (a).......    104,100        7,033
Sun Microsystems, Inc. (a).....    796,500       22,153
Symbol Technologies, Inc.......     36,700        1,321
Tellabs, Inc. (a)..............    100,900        5,694
Textron, Inc...................     36,500        1,697
Thermo Electron Corp. (a)......     43,200        1,285
Unisys Corp. (a)...............     74,700        1,092
VERITAS Software Corp. (a).....     96,100        8,409
Xerox Corp.....................    166,100          768
Yahoo!, Inc. (a)...............    137,900        4,137
                                             ----------
                                                474,005
                                             ----------
TELECOMMUNICATIONS - 7.4%
ADC Telecommunications, Inc.
  (a)..........................    196,300        3,558
Andrew Corp. (a)...............     20,868          454

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
AT&T Corp......................    928,014   $   16,066
Avaya, Inc. (a)................     71,016          732
BellSouth Corp.................    462,000       18,913
CenturyTel, Inc................     33,950        1,214
Comverse Technology, Inc. (a)..     39,700        4,312
Global Crossing, Ltd. (a)......    223,710        3,202
Lucent Technologies, Inc.......    824,892       11,136
Motorola, Inc..................    545,521       11,047
Nextel Communications, Inc.
  Class A (a)..................    187,000        4,617
Nortel Networks Corp...........    766,520       24,576
Qwest Communications
  International, Inc. (a)......    409,215       16,778
SBC Communications, Inc........    838,345       40,031
Verizon Communications.........    668,306       33,499
Viacom, Inc. Class B (a).......    374,114       17,490
WorldCom, Inc..................    719,183       10,113
                                             ----------
                                                217,738
                                             ----------
TRANSPORTATION - 0.4%
Burlington Northern, Inc.......     99,407        2,815
CSX Corp.......................     56,200        1,458
FedEx Corp. (a)................     71,240        2,847
Navistar International Corp.
  (a)..........................     15,350          402
Norfolk Southern Corp..........     95,800        1,275
Ryder Systems, Inc.............     17,100          284
Union Pacific Corp.............     61,500        3,121
                                             ----------
                                                 12,202
                                             ----------
UTILITIES - 3.9%
AES Corp. (a)..................    112,600        6,235
Allegheny Energy, Inc..........     27,900        1,344
Alltel Corp....................     76,600        4,783
Ameren Corp....................     36,077        1,671
American Electric Power Co.,
  Inc..........................     80,300        3,734
Cinergy Corp...................     38,626        1,357
CMS Energy Corp................     30,800          976
Coastal Corp...................     54,500        4,813
Consolidated Edison, Inc.
  (a)..........................     53,200        2,048
Dominion Resources, Inc........     58,408        3,913
DTE Energy Co..................     34,500        1,343
Duke Energy Corp. NPV..........     91,874        7,832
Dynegy, Inc. Class A...........     77,200        4,328
Edison International...........     83,700        1,308
Enron Corp.....................    185,100       15,387
Entergy Corp...................     53,800        2,276
Exelon Corp....................     79,937        5,612
FirstEnergy Corp...............     55,900        1,764
FPL Group, Inc.................     44,300        3,179
GPU, Inc.......................     29,000        1,068
KeySpan Corp...................     34,900        1,479
Niagara Mohawk Holdings, Inc.
  (a)..........................     41,800          698
NICOR, Inc.....................     13,300          574
NiSource, Inc..................     49,439        1,520
Peoples Energy Corp............      8,300          371
PG&E Corp......................    100,300        2,006

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Pinnacle West Capital Corp.....     22,000   $    1,048
PPL Corp.......................     36,200        1,636
Public Service Enterprise
  Group, Inc...................     53,200        2,587
Reliant Energy, Inc............     72,910        3,158
Southern Co....................    164,200        5,460
Sprint Corp. (Fon Group).......    216,900        4,406
Sprint Corp. (PCS Group) (a)...    232,600        4,754
TXU Corp.......................     64,830        2,873
Williams Cos. (The)............    111,880        4,468
Xcel Energy, Inc...............     83,760        2,434
                                             ----------
                                                114,443
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,386,995,000)..........               2,915,982
                                             ----------
                                    PAR
                                  AMOUNT
                                 ---------
GOVERNMENT AND AGENCY SECURITIES - 0.3%
U.S. Treasury Bill
  5.88% due 03/15/01 (b)(c)....  $   8,235        8,137
                                             ----------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST
      $8,137,000)..............                   8,137
                                             ----------
                                  SHARES
                                 ---------
SHORT TERM INVESTMENTS - 16.3%
AIM Short Term Investment Prime
  Portfolio....................     36,611       36,611
State Street Navigator
  Securities Lending Prime
  Portfolio (d)................    446,834      446,834
Federated Investors Prime Cash
  Obligations Fund.............          3            3
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS (COST
      $483,448,000)............                 483,448
                                             ----------
TOTAL INVESTMENTS - 115.2%
  (IDENTIFIED COST
  $2,878,580,000)..............               3,407,567
                                             ----------
OTHER ASSETS AND LIABILITIES
NET - (15.2)%..................                (450,296)
                                             ----------
NET ASSETS - 100%..............              $2,957,271
                                             ==========

(a) Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

ABBREVIATIONS

ADR - American Depositary Receipt
CVO - Contingent Value Obligation
NPV - No Par Value
NV  - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                             UNREALIZED
                                NUMBER OF   DEPRECIATION
                                CONTRACTS      (000)
                                ---------   ------------
S&P 500 Financial Futures
  Contracts Expiration date
  03/2001.....................     132         (1,734)
                                              -------
Total unrealized depreciation
  on Open futures contracts
  purchased...................                $(1,734)
                                              =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------

                                                               (AMOUNTS IN THOUSANDS)
ASSETS
   Investments at market (identified cost $2,878,580).......                 $3,407,567
   Receivables:
       Dividends and interest...............................                      2,651
                                                                             ----------
       TOTAL ASSETS.........................................                  3,410,218
                                                                             ----------
LIABILITIES
   Payables:
       Investments purchased................................  $  5,302
       Upon return of securities loaned.....................   446,834
       Daily variation margin on futures contracts..........       697
       Management fees (Note 4).............................       114
                                                              --------
       TOTAL LIABILITIES....................................                    452,947
                                                                             ----------
NET ASSETS..................................................                 $2,957,271
                                                                             ==========
COMPOSITION OF NET ASSETS
   Paid-in capital..........................................                 $2,430,018
   Net unrealized appreciation on investments and futures
     contracts..............................................                    527,253
                                                                             ----------
NET ASSETS..................................................                 $2,957,271
                                                                             ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000*
--------------------------------------------------------------------------------

                                                               (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $149)........                  $  23,093
   Interest.................................................                      2,210
                                                                              ---------
       TOTAL INVESTMENT INCOME..............................                     25,303
EXPENSES
   Management fees (Note 4).................................  $     960
                                                              ---------
       TOTAL EXPENSES.......................................                        960
                                                                              ---------
NET INVESTMENT INCOME.......................................                     24,343
                                                                              ---------
REALIZED AND UNREALIZED LOSS
   Net realized loss on:
       Investments and foreign currency transactions........    (43,129)
       Futures contracts....................................     (8,384)
                                                              ---------
                                                                                (51,513)
   Net change in unrealized depreciation on:
       Investments and foreign currency transactions........   (143,802)**
       Futures contracts....................................     (1,734)
                                                              ---------
                                                                               (145,536)
                                                                              ---------
Net realized and unrealized loss............................                   (197,049)
                                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                  $(172,706)
                                                                              =========

---------------

*   The Portfolio commenced operations on March 1, 2000.
**  Excludes unrealized appreciation of $672,790 on contributed securities.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                                    ENDED
                                                                 DECEMBER 31,
                                                                    2000*
                                                              ------------------
                                                                 (AMOUNTS IN
                                                                  THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net investment income...................................      $   24,343
    Net realized loss.......................................         (51,513)
    Net change in unrealized appreciation (depreciation)....        (145,536)
                                                                  ----------
        NET DECREASE IN NET ASSETS RESULTING FROM
        OPERATIONS..........................................        (172,706)
                                                                  ----------
CAPITAL TRANSACTIONS (NOTE 3)
    Proceeds from contributions.............................       3,861,947
    Fair value of withdrawals...............................        (731,970)
                                                                  ----------
        NET INCREASE IN NET ASSETS FROM CAPITAL
        TRANSACTIONS........................................       3,129,977
                                                                  ----------
TOTAL NET INCREASE IN NET ASSETS............................       2,957,271
NET ASSETS
    BEGINNING OF PERIOD.....................................              --
                                                                  ----------
    END OF PERIOD...........................................      $2,957,271
                                                                  ==========

---------------

* The Portfolio commenced operations on March 1, 2000.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                              FOR THE PERIOD
                                                                  ENDED
                                                               DECEMBER 31,
                                                                  2000*
                                                              --------------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)................    $2,957,271
    Ratios to average net assets:
        Operating expenses **...............................         0.045%
        Net investment income **............................          1.14%
    Portfolio turnover rate***..............................            18%
    Total return ***........................................         (2.41)%

---------------

*   The Portfolio commenced operations on March 1, 2000.
**  Annualized
*** Not Annualized

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1.   ORGANIZATION

     State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of 5 investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2000, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

     The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions and investment income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

     In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Futures

     The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with SEC requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Portfolio entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

     The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2000, the value of the securities loaned amounted to $427,301,751. The loans were collateralized with cash of $446,833,730, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

3.   SECURITIES TRANSACTIONS AND CAPITAL TRANSACTIONS

     For the period ended December 31, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $496,941,518 and $604,055,794, respectively. The aggregate gross unrealized appreciation and depreciation were $784,850,564 and $255,862,754, respectively, as of December 31, 2000.

--------------------------------------------------------------------------------

MASTER SMALL CAP - INDEX SERIES
(ONE OF THE SERIES CONSTITUTING QUANTITATIVE MASTER SERIES TRUST):
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Investors,

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series as of December 31, 2000, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ Deloitte & Touche LLP

Princeton, New Jersey
February 1, 2001

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
COMMON STOCKS - 75.0%
+1-800-FLOWERS.COM, Inc. .......     849   $      3,502
 1st Source Corporation.........   1,767         32,248
+24/7 Media, Inc. ..............   4,623          2,456
+3Dfx Interactive, Inc. ........   4,381          1,095
 the 3DO Company................   5,638         14,800
+4Kids Entertainment, Inc. .....   1,908         17,053
+99 Cents Only Stores...........   2,003         54,832
 A. Schulman, Inc. .............   4,775         54,913
 A.O. Smith Corporation.........   3,700         63,131
 AAR Corp. .....................   4,840         61,105
+ABIOMED, Inc. .................   3,126         75,805
 ABM Industries, Inc. ..........   2,698         82,626
+ACNielsen Corporation..........  10,276        372,505
+ACT Manufacturing, Inc. .......   2,147         33,815
+ACTV, Inc. ....................   5,688         24,174
+ADC Telecommunications,
  Inc. .........................       1             17
+ADE Corporation................   1,513         26,667
+ADVO Systems, Inc. ............   3,362        149,189
 AGCO Corporation...............  10,165        123,251
+AGENCY.COM Inc. ...............   1,352          5,239
 AGL Resources Inc. ............  10,514        231,965
 AK Steel Holding Corporation...  16,216        141,890
 ALLETE.........................  14,017        347,797
 AMCOL International
  Corporation...................   7,484         35,549
 AMCORE Financial, Inc. ........   5,573        115,291
 AMETEK, Inc. ..................   5,865        152,123
+ANADIGICS, Inc. ...............   5,432         88,949
+APAC Customer Services Inc. ...   4,935         18,198
+ARIAD Pharmaceuticals, Inc. ...   4,929         23,413
+ATMI, Inc. ....................   4,506         87,867
+ATS Medical, Inc. .............   4,087         57,984
+AVANT Immunotherapeutics,
  Inc. .........................   8,478         58,286
+AVT Corporation................   5,695         28,297
+AXT, Inc. .....................   3,034        100,312
 Aaron Rents, Inc. .............   2,595         36,492
+Abercrombie & Fitch Co. (Class
  A)............................  17,043        340,860
+About.com, Inc. ...............   2,833         76,314
+Acacia Research Corporation....   2,455         43,730
+Accredo Health, Incorporated...   2,090        104,892
+Accrue Software, Inc. .........   1,875          4,687
 The Ackerley Group, Inc. ......   1,776         15,984
+Aclara Biosciences Inc. .......   1,824         19,836
+Acme Communications, Inc. .....   1,338         12,209
+Actel Corp. ...................   3,932         95,105
 Actuant Corporation (Class A)..   5,952         17,856
+Actuate Corporation............  10,320        197,370
+Adaptive Broadband
  Corporation...................   6,933         42,465
+Adelphia Business Solutions,
  Inc. .........................   3,750         15,937
+Adept Technology, Inc. ........   1,711         24,809
+Administaff, Inc. .............   3,574         97,213
+Advance Paradigm, Inc. ........   4,656        211,848

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Advanced Digital Information
  Corporation...................   9,196   $    211,508
+Advanced Energy Industries,
  Inc. .........................   2,100         47,250
+Advanced Lighting Technologies,
  Inc. .........................   2,537         16,808
 Advanced Marketing Services,
  Inc. .........................   1,071         18,609
+Advanced Radio Telecom
  Corp. ........................   3,616          3,729
+Advanced Tissue Sciences,
  Inc. .........................  12,016         36,423
 Advanta Corp. .................   4,840         42,652
+Advantage Learning Systems,
  Inc. .........................   1,621         54,506
+Advent Software, Inc. .........   4,756        190,537
+Aeroflex Incorporated..........   9,634        277,730
+Affiliated Managers Group,
  Inc. .........................   4,113        225,701
+Agribrands International,
  Inc. .........................   2,067        110,584
 Airborne, Inc. ................   9,620         93,795
+Airgas, Inc. ..................   9,308         63,411
+AirGate PCS, Inc. .............   1,810         64,255
+Airnet Communications
  Corporation...................   1,138          7,681
+AirTran Holdings, Inc. ........   9,388         68,063
 Alabama National
  BanCorporation................   1,996         45,159
+Alamosa PCS Holdings, Inc. ....   1,753         14,024
+Alaska Air Group, Inc. ........   4,929        146,638
+Alaska Communications Systems
  Holdings, Inc. ...............   1,250          9,062
 Albany International Corp.
  (Class A).....................   3,000         40,312
+Albany Molecular Research,
  Inc. .........................   3,434        211,620
 Albemarle......................   4,171        103,232
 Alberto-Culver Company (Class
  B)............................   6,587        282,006
 Alexander & Baldwin, Inc. .....   7,562        198,502
+Alexander's, Inc. .............     461         31,204
 Alexandria Real Estate
  Equities, Inc. ...............   1,940         72,144
+Alexion Pharmaceuticals,
  Inc. .........................   2,330        151,304
 Alfa Corporation...............   7,194        132,190
+Allaire Corporation............   2,658         13,373
+Alleghany Corporation..........     870        178,785
+Allen Telecom Inc. ............   4,946         88,719
+Alliance Pharmaceutical
  Corp. ........................   9,261         79,876
+Alliance Semiconductor
  Corporation...................   4,560         51,585
+Alliant Techsystems Inc. ......   2,786        185,965
 Allied Capital Corporation.....  13,498        281,771
+Allied Riser Communications
  Corporation...................   5,500         11,172
+Allos Therapeutics Inc. .......     418          3,370
+Allscripts, Inc. ..............   3,637         33,983
 Alpharma, Inc. (Class A).......   4,555        199,851
+Amerco.........................   1,384         27,161

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+America West Holdings
  Corporation (Class B).........   7,035   $     90,136
+American Axle & Manufacturing
  Holdings, Inc. ...............   1,527         12,121
+American Capital Strategies,
  Ltd...........................   4,328        109,011
+American Classic Voyages Co....   1,486         20,804
+American Eagle Outfitters,
  Inc. .........................   4,380        185,055
 American Financial Holdings,
  Inc. .........................   5,802        119,666
+American Freightways
  Corporation...................     135          3,772
 American Greetings Corporation
  (Class A).....................  12,304        116,119
 American Industrial Properties
  REIT..........................   2,809         34,410
 American Italian Pasta Company
  (Class A).....................   2,815         75,477
 American National Insurance
  Company.......................   2,019        147,387
 American States Water
  Company.......................   2,229         82,194
+American Superconductor
  Corporation...................   3,622        103,453
+American Technical Ceramics
  Corp. ........................     873          8,730
+American TeleSource
  International, Inc. ..........   8,000          3,000
+AmeriCredit Corp. .............  14,005        381,636
+AmeriPath, Inc. ...............   4,538        113,450
+AmeriSource Health Corporation
  (Class A).....................   9,361        472,730
+Ames Department Stores, Inc. ..   3,779          5,432
 Amli Residential Properties
  Trust.........................   2,356         58,164
+Ampal-American Israel
  Corporation (Class A).........   3,127         18,957
+Amylin Pharmaceuticals,
  Inc. .........................  10,033         79,010
 Analogic Corporation...........     991         44,161
 Analysts International
  Corporation...................   3,459         13,187
+Anaren Microwave, Inc. ........   4,084        274,394
 Anchor Bancorp, Inc. ..........   4,334         69,344
+Anchor Gaming..................   1,748         68,172
 Andover Bancorp, Inc. .........   1,520         52,345
+Anixter International Inc. ....   4,248         91,863
+AnnTaylor Stores Corporation...   4,887        121,870
+AnswerThink Consulting Group,
  Inc. .........................   5,958         21,598
+Antigenics Inc. ...............     283          3,131
+Aperian, Inc. .................   2,333          1,531
+Aphton Corporation.............   2,411         43,398
 Applebees International,
  Inc. .........................   4,763        149,737
+Applica Incorporated...........   3,792         18,486
 Applied Industrial
  Technologies, Inc. ...........   3,501         71,989
 Applied Science and Technology,
  Inc. .........................   2,537         30,444
+AppliedTheory Corporation......   1,563          3,126

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Apria Healthcare Group Inc. ...   6,906   $    205,453
 AptarGroup, Inc. ..............   6,320        185,650
+Aradigm Corporation............   3,600         52,650
 Arch Chemicals, Inc. ..........   3,060         54,315
 Arch Coal, Inc. ...............   2,748         38,815
+Arch Wireless, Inc. ...........   7,800          4,875
 Arctic Cat Inc. ...............   2,767         32,166
 Arden Realty, Inc. ............  11,301        283,938
 Area Bancshares Corporation....   2,170         35,805
+AremisSoft Corporation.........   2,026         86,485
 Argonaut Group, Inc. ..........   3,014         63,294
+Argosy Gaming Company..........   4,339         83,255
+Arguss Communications, Inc. ...   1,819         16,598
+Arkansas Best Corporation......   3,441         63,013
+Armor Holdings, Inc. ..........   2,575         44,902
 Armstrong Holdings, Inc. ......   4,100          8,456
 Arnold Industries, Inc. .......   3,070         55,260
 Arrow International, Inc. .....   1,896         71,426
+Artesyn Technologies, Inc. ....   5,677         90,122
+ArthroCare Corporation.........   3,737         72,871
 Arthur J. Gallagher & Co.......   6,844        435,450
 ArvinMeritor, Inc. ............  13,809        157,077
+Ask Jeeves, Inc. ..............   3,671          8,948
+Aspect Medical Systems,
  Inc. .........................     890          7,676
+Aspen Technology, Inc. ........   4,966        165,119
+Astec Industries, Inc. ........   3,308         43,624
 Astoria Financial
  Corporation...................   8,779        476,809
+Asyst Technologies, Inc. ......   5,799         77,924
+Atlantic Coast Airlines
  Holdings, Inc. ...............   3,057        124,955
+Atlas Air, Inc. ...............   2,701         88,120
 Atmos Energy Corporation.......   5,406        131,771
+Atwood Oceanics, Inc. .........   1,857         81,355
 Audiovox Corporation (Class
  A)............................   3,373         30,357
+Aurora Biosciences
  Corporation...................   3,650        114,747
+Aurora Food Inc. ..............   2,168          5,284
+Avant! Corporation.............   7,530        137,893
+Avenue A, Inc. ................     673          1,220
+Avid Technology, Inc. .........   4,683         85,538
+Avigen, Inc. ..................   2,564         53,203
+Aviron.........................   3,400        227,162
+Avis Rent A Car, Inc. .........   4,394        143,080
 Avista Corporation.............   9,156        187,698
+Avocent Corporation............   7,879        212,733
+Aware, Inc. ...................   3,012         53,463
+Aztar Corporation..............   7,566         97,885
+Azurix Corp. ..................   6,559         53,702
+BARRA, Inc. ...................   3,328        156,856
+BOK Financial Corporation......   1,718         36,507
 BRE Properties, Inc. ..........   8,514        269,787
 BSB Bancorp, Inc. .............   1,240         16,333
+BSQUARE Corporation............   1,967         11,802
+BUY.COM........................   1,200            787
+Bacou USA, Inc. ...............     603         15,678
 Baldor Electric Company........   4,145         87,563

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Baldwin & Lyons, Inc. (Class
  B)............................   2,704   $     62,868
 Ball Corporation...............   5,738        264,307
+Bally Total Fitness Holding
  Corporation...................   4,768        161,516
 BancFirst Corporation..........     505         20,042
 BancorpSouth, Inc. ............  14,820        180,619
 Bandag, Incorporated...........   1,998         81,044
 Bank of Granite Corp. .........   1,722         40,036
 Bank United Corp. (Class A)....   6,221        424,194
 Banta Corporation..............   4,132        105,035
+Barnes & Noble, Inc. ..........   8,801        233,226
 Barnes Group Inc. .............   2,729         54,239
+barnesandnoble.com Inc. .......   3,294          4,323
+Barr Laboratories, Inc. .......   3,629        264,690
+Barrett Resources
  Corporation...................   5,579        316,957
+Basin Exploration, Inc. .......   2,967         75,658
+Battle Mountain Gold Company...  28,767         48,544
 Bay View Capital Corporation...   4,587         28,669
+Be Free, Inc. .................   5,470         11,966
+Beasley Broadcast Group, Inc.
  (Class A).....................   1,999         16,617
+bebe stores, Inc. .............   1,058         22,615
 Bedford Property Investors,
  Inc. .........................   2,889         58,502
 Bel Fuse Inc. .................   1,388         47,192
+Belco Oil & Gas Corp. .........   1,901         23,644
 Belden Inc. ...................   4,187        106,245
+Bell & Howell Company..........   3,154         52,041
+Benchmark Electronics, Inc. ...   3,212         72,471
 Bergen Brunswig Corporation
  (Class A).....................  24,653        390,257
 Berkley (W.R.) Corporation.....   3,609        170,300
 Berry Petroleum Company (Class
  A)............................   2,827         37,811
+Bethlehem Steel Corporation....  20,508         35,889
+Beverly Enterprises, Inc. .....  17,044        139,548
+Billing Concepts Corp. ........   7,173         14,346
 Bindley Western Industries,
  Inc. .........................   4,241        176,267
+BindView Development
  Corporation...................   6,349         59,720
+BioCryst Pharmaceuticals,
  Inc. .........................   2,093         13,866
+BioMarin Pharmaceutical
  Inc. .........................   2,890         27,997
+Biopure Corporation............   2,496         49,920
+Bio-Rad Laboratories, Inc.
  (Class A).....................   1,402         44,584
+Biosite Diagnostics
  Incorporated..................   2,604        105,299
+Bio-Technology General Corp. ..  10,585         74,757
+Black Box Corporation..........   3,536        170,833
 Black Hills Corporation........   3,590        160,653
+BlackRock, Inc. ...............   3,595        150,990
 Block Drug Company, Inc. (Class
  A)............................   1,700         89,569
+Blount International, Inc. ....   1,557         11,969
+Bluestone Software, Inc. ......   2,695         40,762

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Blyth, Inc. ...................   6,150   $    148,369
 Bob Evans Farms, Inc. .........   6,011        128,109
+Boca Resorts, Inc. (Class A)...   4,679         67,261
+Bone Care International,
  Inc. .........................     849         14,698
+Borders Group, Inc. ...........  14,403        168,335
 BorgWarner, Inc. ..............   4,727        189,080
+Bottomline Technologies,
  Inc. .........................   1,536         39,456
 Bowne & Co., Inc. .............   5,986         63,227
+Boyd Gaming Corporation........   5,934         20,398
+The Boyds Collection, Ltd......  10,744        100,054
 Boykin Lodging Company.........   2,588         21,998
 Brandywine Reality Trust.......   6,675        138,089
+Braun Consulting, Inc. ........   1,302          4,801
+Breakaway Solutions, Inc. .....   1,755          1,536
 Briggs & Stratton
  Corporation...................   4,274        189,659
+Bright Horizons Family
  Solutions, Inc. ..............   2,631         68,735
+Brightpoint, Inc. .............  10,713         37,495
+Brio Technology, Inc. .........   3,181         13,420
+Broadbase Software, Inc. ......   5,757         35,981
+Brokat AG (ADR) (b)............     328          3,096
 Brookline Bancorp, Inc. .......   1,572         18,078
+Brooks Automation, Inc. .......   2,976         83,514
+Brooktrout Inc. ...............   2,429         23,000
 Brown & Brown..................   3,657        127,995
 Brown Shoe Company, Inc. ......   2,900         37,700
 Brush Engineered Materials
  Inc. .........................   2,982         60,199
+Buca, Inc. ....................   2,059         30,242
+Buckeye Technologies Inc. .....   4,829         67,908
+The Buckle, Inc. ..............     998         17,527
 Burlington Coat Factory
  Warehouse Corporation.........   2,667         50,506
 Burnham Pacific Properties,
  Inc. .........................   4,887         22,602
 Bush Industries, Inc. .........   2,134         24,808
 C&D Technologies, Inc. ........   4,595        198,447
+CACI International Inc. (Class
  A)............................   2,243         51,624
+CAIS Internet, Inc. ...........   1,290          1,250
 CARBO Ceramics Inc. ...........     811         30,362
+CB Richard Ellis Services
  Inc. .........................   3,347         48,950
 CBL & Associates Properties,
  Inc. .........................   4,919        124,512
 CBRL Group, Inc. ..............  11,211        203,900
+CCC Information Services Group
  Inc. .........................   3,828         23,925
+C-COR.net Corp. ...............   4,870         47,330
+C-Cube Microsystems Inc. ......   7,793         95,951
+CDI Corp. .....................   1,972         28,840
+CEC Entertainment Inc. ........   5,240        178,815
 CH Energy Group, Inc. .........   3,325        148,794
+CIBER, Inc. ...................   7,963         38,820
 CLARCOR Inc. ..................   4,177         86,412
 CNA Surety Corporation.........   2,662         37,933
 CNF Transportation Inc. .......   9,264        313,239
+CONMED Corporation.............   3,166         54,218

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 CONSOL Energy Inc. ............   4,779   $    133,513
 CPB Inc. ......................   1,888         52,628
 CPI Corp. .....................   1,925         38,500
+CSK Auto Corporation...........   3,037         11,768
+CSS Industries, Inc. ..........   1,497         31,811
 CT Communications, Inc. .......   2,841         39,952
+CTC Communications Group,
  Inc. .........................   3,133         14,490
 CTS Corporation................   5,108        186,123
+CUNO Incorporated..............   2,860         76,684
+CV Therapeutics, Inc. .........   2,751        194,633
 CVB Financial Corp. ...........   2,749         46,733
+CYTOGEN Corporation............  14,279         33,466
+Cable Design Technology........   7,865        132,230
 Cabot Industrial Trust.........   7,107        136,366
+Cabot Microelectronics
  Corporation...................   4,368        226,863
 Cabot Oil & Gas Corporation
  (Class A).....................   4,831        150,667
+Cadiz Inc. ....................   5,734         51,248
+Cal Dive International,
  Inc. .........................   4,831        128,625
+Caldera Systems, Inc. .........   1,371          2,656
 Calgon Carbon Corporation......   5,566         31,657
+Calico Commerce, Inc. .........   4,074          3,947
+California Amplifier, Inc. ....   2,599         24,041
 California Water Service
  Group.........................   2,657         71,739
+Caliper Technologies Corp. ....     710         33,370
 Callaway Golf Company..........  14,689        273,583
+Callon Petroleum Company.......     549          9,161
 Cambrex Corporation............   4,522        204,620
+Cambridge Technology Partners,
  Inc. .........................   5,608         14,721
 Camden Property Trust..........   7,295        244,383
+Caminus Corporation............     999         23,227
 Capital Automotive.............   3,951         54,573
 Capital City Bank Group,
  Inc. .........................   1,252         31,065
 Capitol Federal Financial......   7,137        119,545
 Capstead Mortgage Corporation..   2,597         28,242
 Caraustar Industries, Inc. ....   4,674         43,819
+CardioDynamics International
  Corporation...................   5,172         17,779
+Career Education Corporation...   3,753        146,836
+Caremark Rx, Inc. .............  41,323        560,443
 Carlisle Companies
  Incorporated..................   5,761        247,363
 Carpenter Technology
  Corporation...................   3,664        128,240
+Carreker Corporation...........   1,442         50,109
+Carrier Access Corporation.....   1,670         15,030
 Carter-Wallace, Inc. ..........   3,482        116,212
 Cascade Natural Gas
  Corporation...................   2,672         50,267
+Casella Waste Systems, Inc. ...   3,653         31,735
 Casey's General Stores,
  Inc. .........................   8,963        133,885
 Cash America International,
  Inc. .........................   3,913         17,119
+Catalytica Energy Systems,
  Inc. .........................   1,021         17,606

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Catellus Development
  Corporation...................  19,719   $    345,082
 Cathay Bancorp, Inc. ..........   1,429         84,311
 The Cato Corporation (Class
  A)............................   3,158         43,423
+C-bridge Internet Solutions,
  Inc. .........................   1,116          4,359
+Celeritek, Inc. ...............   2,259         86,124
+Cell Genesys, Inc. ............   6,444        147,004
+Cell Pathways, Inc. ...........   3,111         14,777
+Cell Therapeutics, Inc. .......   5,484        247,123
+Celsion Corporation............   7,100          7,100
 Centennial Communications
  Corp. ........................   1,283         24,056
 CenterPoint Properties
  Corporation...................   3,605        170,336
 Centex Construction Products,
  Inc. .........................   1,153         31,491
 Centex Corporation.............  11,187        420,212
+Centillium Communications,
  Inc. .........................     688         15,308
+Central Garden & Pet Company...   1,837         12,629
 Central Parking Corporation....   2,001         40,020
 Century Aluminum Company.......   1,879         21,374
+Century Business Services,
  Inc. .........................  10,724         12,064
 Century South Banks, Inc. .....   2,616         88,126
+Cerner Corporation.............   4,527        209,374
+Cerus Corporation..............   1,814        136,503
+Champion Enterprises, Inc. ....   5,743         15,793
+Championship Auto Racing Teams,
  Inc. .........................   1,767         37,107
 Charles E. Smith Residential
  Realty, Inc. .................   4,042        189,974
+Charming Shoppes, Inc. ........  15,794         94,764
 Charter Municipal Mortgage
  Acceptance Company............   3,133         42,108
 Chateau Communities, Inc. .....   3,727        113,441
+Cheap Tickets, Inc. ...........   2,313         22,552
+Checkpoint Systems, Inc. ......   4,919         36,585
+The Cheesecake Factory
  Incorporated..................   5,177        198,667
+Chelsea GCA Realty, Inc. ......   2,642         97,424
 Chemed Corporation.............   1,775         59,684
 ChemFirst Inc. ................   2,924         64,511
 Chemical Financial
  Corporation...................   2,288         53,482
 Chesapeake Corporation.........   2,683         55,169
+Chesapeake Energy
  Corporation...................  21,864        221,373
+Chicos FAS, Inc. ..............   2,661         55,548
+The Children's Place Retail
  Stores, Inc. .................   3,342         67,675
 Chiquita Brands International,
  Inc. .........................   5,981          5,981
 Chittenden Corporation.........   4,865        147,470

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Choice Hotels International,
  Inc. .........................   9,436   $    129,155
+Choice One Communications
  Inc. .........................   1,312         12,218
+Chordiant Software, Inc. ......   1,132          3,361
+ChromaVision Medical Systems,
  Inc. .........................   2,343          6,150
 Church & Dwight Co., Inc. .....   6,474        144,046
 Churchill Downs Incorporated...   2,072         61,771
+Cirrus Logic, Inc. ............  10,204        191,325
+Citadel Communications
  Corporation...................   4,514         54,168
 Citizens Banking Corporation...   9,243        268,625
 CityBank.......................   1,410         30,139
 Claire's Stores, Inc. .........   7,890        141,527
+Clarent Corporation............   3,612         40,861
+Clarus Corporation.............   2,547         17,829
 Clayton Homes, Inc. ...........  17,762        204,263
+Clayton Williams Energy,
  Inc. .........................     997         26,919
 Cleco Corporation..............   4,360        238,710
 Cleveland-Cliffs Inc. .........   2,065         44,527
+click2learn.com, Inc. .........   1,405         13,699
+Closure Medical Corporation....     811         29,196
 Coachmen Industries, Inc. .....   2,065         21,682
 Coca-Cola Bottling Co.
  Consolidated..................     237          8,976
+Cognizant Technology Solutions
  Corporation...................   1,257         45,645
+Coherent, Inc. ................   4,928        160,160
 Cohu, Inc. ....................   4,127         57,520
+Coinstar, Inc. ................   3,386         51,636
+Coldwater Creek Inc. ..........     811         25,192
+Collateral Therapeutics,
  Inc. .........................   1,160         20,517
+Collins & Aikman Corporation...  11,230         47,026
 The Colonial BancGroup, Inc. ..  17,157        184,438
 Colonial Properties Trust......   4,383        114,232
+Columbia Laboratories, Inc. ...   4,243         18,298
+Columbia Sportswear Company....   1,326         65,968
 Columbus McKinnon
  Corporation...................   2,060         18,282
+Com21, Inc. ...................   4,499         21,089
+Comfort Systems USA, Inc. .....   4,406          9,363
 Commerce Bancorp, Inc. ........   5,816        397,669
 The Commerce Group, Inc. ......   4,507        122,500
 Commercial Federal
  Corporation...................  10,889        211,655
 Commercial Metals Company......   2,300         51,175
 Commercial Net Lease Realty....   4,711         47,993
+Commonwealth Telephone
  Enterprises, Inc. ............   1,852         64,820
 Community First Bankshares,
  Inc. .........................   9,696        183,012
+Complete Business Solutions,
  Inc. .........................   5,091         52,501
+CompuCredit Corporation........   2,562         46,436
+Computer Horizons Corp. .......   6,496         15,834
+Computer Network Technology
  Corporation...................   4,732        136,341

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 CompX International Inc. ......   1,306   $     11,672
+Comstock Resources, Inc. ......   4,179         61,640
+Concord Camera Corp. ..........   4,228         69,762
+Concord Communications,
  Inc. .........................   3,260         28,525
+Concurrent Computer
  Corporation...................   9,646         51,847
 Conectiv, Inc. ................  17,147        344,012
+Connetics Corporation..........   5,768         26,316
+Consolidated Products, Inc. ...   3,578         24,599
+Constellation Brands, Inc.
  (Class A).....................   2,871        168,671
+Conventry Health Care Inc. ....  10,433        278,431
+Convera Corporation............   2,212         39,263
+Convergent Communications,
  Inc. .........................   1,567            930
 Cooper Companies, Inc. ........   2,839        113,205
 Cooper Tire & Rubber Company...  12,691        134,842
+CoorsTek, Inc. ................     844         26,480
+Copart, Inc. ..................   7,264        156,176
+CoreComm Limited...............     694          3,437
+Corillian Corporation..........     396          4,752
 Corinthian Colleges, Inc. .....   1,990         75,496
+Corixa Corporation.............   7,118        198,421
 Corn Products International,
  Inc. .........................   6,804        197,741
 Cornerstone Realty Income
  Trust, Inc. ..................   6,270         66,227
+The Corporate Executive Board
  Company.......................   3,708        147,451
+Corrections Corporation of
  America.......................  30,221         10,388
+Corrections Corporation of
  America (Preferred)...........       9             65
+Corsair Communications, Inc. ..   3,488         24,852
 Corus Bankshares, Inc. ........   1,387         68,635
+CorVel Corporation.............     725         25,103
+Cost Plus, Inc. ...............   4,011        117,823
+CoStar Group Inc. .............   2,066         48,809
 Cousins Properties, Inc. ......   7,190        200,871
+Covance Inc. ..................   9,911        106,543
 Crawford & Company (Class B)...   6,209         72,180
+Credit Acceptance Corporation..   2,483         14,898
+Crestline Capital
  Corporation...................   2,200         56,650
 Crompton Corporation...........  20,863        219,061
 Cross Timbers Oil Company......  13,287        368,714
+Crossman Communities, Inc. ....   1,150         24,150
+Crossroads Systems, Inc. ......   2,419         11,339
+Crown Media Holdings, Inc.
  (Class A).....................   2,133         43,327
+CryoLife, Inc. ................   2,286         69,151
 Cubic Corporation..............   1,515         38,917
+Cubist Pharmaceuticals,
  Inc. .........................   4,894        141,926
 Cullen/Frost Bankers, Inc. ....   9,834        411,184

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Cummins Engine Company,
  Inc. .........................   7,709   $    292,460
+Cumulus Media Inc. (Class A)...   6,114         22,163
+CuraGen Corporation............   4,523        123,534
 Curtiss-Wright Corporation.....     826         38,409
+Cyber-Care, Inc. ..............   8,487         18,035
+Cyberonics, Inc. ..............   3,474         80,770
+CyberOptics Corporation........   1,455         24,644
+CyberSource Corporation........   4,406         10,464
+Cygnus, Inc. ..................   4,835         23,571
+Cylink Corporation.............   4,546          9,802
+Cymer, Inc. ...................   5,303        136,469
+Cypress Communications, Inc. ..     600            544
+Cysive, Inc. ..................   1,012          4,174
+Cytec Industries Inc. .........   7,867        314,188
+DDi Corp. .....................   2,080         56,680
 D.R. Horton, Inc. .............  10,312        251,999
+DSET Corporation...............   2,046          3,676
+DSL.net, Inc. .................   4,200          2,231
+DSP Group, Inc. ...............   4,924        103,635
+DUSA Pharmaceuticals, Inc. ....   2,702         45,427
+DVI, Inc. .....................   1,299         22,164
 Dain Rauscher Corporation......   2,173        205,756
+Dal-Tile International Inc. ...   9,883        140,215
+Daleen Technologies, Inc. .....   1,546          5,797
 Data Broadcasting Corporation..  11,872         41,552
+Data Return Corporation........   2,185          8,194
 Datascope Corp. ...............   2,182         74,733
+Datastream Systems, Inc. ......   2,513         24,502
+DaVita, Inc. ..................  12,542        214,782
+Davox Corporation..............   2,521         24,580
 Dean Foods Company.............   6,880        211,130
+Del Monte Foods Company........   9,093         65,924
+Del Webb Corporation...........   3,546        103,721
+Delco Remy International,
  Inc. .........................   5,225         45,066
+Delphi Financial Group, Inc.
  (Class A).....................   2,571         98,983
 Delta and Pine Land Company....   7,368        154,267
+Deltathree.com, Inc. (Class
  A)............................   2,491          2,958
+Deltek Systems, Inc. ..........   1,094          4,649
 Deltic Timber Corporation......   1,644         39,250
+Denbury Resources Inc. ........   1,655         18,205
+Dendrite International,
  Inc. .........................   5,488        122,794
 Developers Diversified Realty
  Corporation...................  11,820        157,354
 Diagnostic Products
  Corporation...................   2,304        125,856
 The Dial Corporation...........  16,480        181,280
+Diametrics Medical, Inc. ......   3,657         21,713
+DiamondCluster International,
  Inc. (Class A)................   3,550        108,275
+Digene Corporation.............   2,139         95,587
+Digimarc Corporation...........   1,785         29,452
+Digital Courier Technologies,
  Inc. .........................   4,700          1,974
+Digital Impact, Inc. ..........   1,640          3,844

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Digital Insight Corporation....   3,765   $     68,005
+Digital Island.................   7,252         29,461
+Digital River, Inc. ...........   3,692          8,768
+DigitalThink, Inc. ............     805         13,735
+Digitas Inc. ..................   1,517          7,680
 Dillard's, Inc. (Class A)......  16,436        194,150
 Dime Community Bancshares......   1,891         47,748
+Dionex Corporation.............   4,383        151,213
+Direct Focus, Inc. ............   2,595         87,095
+Diversa Corporation............   1,168         20,951
+Documentum, Inc. ..............   5,656        281,032
 Dole Food Company, Inc. .......   9,103        149,062
+Dollar Thrifty Automotive
  Group, Inc. ..................   4,867         91,256
 Donaldson Company, Inc. .......   7,240        201,362
+Donaldson, Lufkin & Jenrette,
  Inc. - DLJdirect..............   2,519          9,446
 Doral Financial Corporation....   5,580        134,966
+Dot Hill Systems Corp. ........   1,370          5,309
 Dover Downs Entertainment,
  Inc. .........................   3,158         35,330
 Downey Financial Corp. ........   3,832        210,760
+The Dress Barn, Inc. ..........   3,060         88,740
 Dreyer's Grand Ice Cream,
  Inc. .........................   3,353        108,134
+Dril-Quip, Inc. ...............   1,507         51,521
+Drugstore.com, Inc. ...........   4,364          3,955
+Duane Reade Inc. ..............   3,553        108,589
+DuPont Photomasks, Inc. .......     937         49,515
+Dura Automotive Systems,
  Inc. .........................   2,969         15,587
+EEX Corporation................   5,925         28,884
+EGL, Inc. .....................   5,736        137,306
+E-LOAN, Inc. ..................   3,100          1,550
+EMCOR Group, Inc. .............   2,126         54,213
+EMCORE Corporation.............   4,407        207,129
+ESCO Technologies Inc. ........   1,650         34,134
+ESS Technology, Inc. ..........   4,854         24,877
 E.W. Blanch Holdings, Inc. ....   2,889         50,377
+e-MedSoft.com..................   5,900          3,688
+e.spire Communications,
  Inc. .........................   9,502          4,751
 The Earthgrains Company........   8,297        153,494
+EarthLink, Inc. ...............   1,063          5,348
 EarthShell Corporation.........   4,102          5,256
 East West Bancorp, Inc. .......   4,757        118,628
 EastGroup Properties, Inc. ....   2,431         54,394
 Eaton Vance Corp. .............  10,793        348,074
 eBenX Inc. ....................   1,244          8,397
+Eclipsys Corporation...........   6,659        163,145
 Edison Schools, Inc. ..........   2,921         92,011
+Education Management
  Corporation...................   3,425        122,444
+Edwards Lifesciences
  Corporation...................  10,684        189,641
 eGain Communications
  Corporation...................   5,187         16,047

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+eGlobe, Inc. ..................   1,744   $        113
+El Paso Electric Company.......  10,759        142,019
+Elantec Semiconductor, Inc. ...   3,665        101,704
 Elcor Corporation..............   3,980         67,162
+Electric Lightwave, Inc. ......   2,083          6,900
+Electro Rent Corporation.......   2,099         29,648
+Electro Scientific Industries,
  Inc. .........................   4,743        132,804
+Electroglas, Inc. .............   4,220         64,619
 Electronics Boutique Holdings
  Corp. ........................     823         14,403
+eLoyalty Corporation...........   8,469         54,784
+eMachines, Inc. ...............   2,000            750
+eMagin Corporation.............   4,161          8,821
+Embarcadero Technologies,
  Inc. .........................     694         31,230
+eMerge Interactive, Inc. (Class
  A)............................   1,066          3,864
+Emisphere Technologies, Inc. ..   2,821         70,525
 Empire District Electric
  Company.......................   3,033         79,806
+Encompass Services
  Corporation...................  11,078         56,082
+Endocare, Inc. ................   2,221         28,318
 Energen Corporation............   4,637        149,253
+Energy Conversion Devices,
  Inc. .........................   2,546         51,556
 Energy East Corporation........      26            512
 Enhance Financial Services
  Group Inc. ...................   4,601         71,028
 Entertainment Properties
  Trust.........................   3,553         39,083
+Entrada Networks, Inc. ........     400            700
+EntreMed, Inc. ................   2,915         50,284
+Envision Development
  Corporation...................     200             --
+Enzo Biochem, Inc. ............   4,168        103,679
+Enzon, Inc. ...................   7,484        464,476
+EpicEdge, Inc. ................   1,200            450
+ePlus Inc. ....................     621          7,064
+ePresence, Inc. ...............   5,149         22,366
+Eprise Corporation.............     641          1,162
 Equity Inns Inc. ..............   5,575         34,495
+eSPEED, Inc. (Class A).........   1,908         29,932
 Essex Property Trust, Inc. ....   3,533        193,432
+Esterline Technologies
  Corporation...................   2,838         74,497
 Ethan Allen Interiors Inc. ....   7,543        252,690
 Ethyl Corporation..............   8,403         12,079
+eToys Inc. ....................  10,700          2,006
+Evergreen Resources, Inc. .....   2,412         93,163
+Exar Corporation...............   6,833        211,716
+Excel Technology, Inc. ........   1,802         35,956
+eXcelon Corporation............   5,476          8,214
+Exchange Applications, Inc. ...   2,051          2,500
+Exelixis, Inc. ................   1,609         23,532
 Exide Corporation..............   3,534         26,947
+Expedia, Inc. (Class A)........     960          9,180

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Extended Stay America, Inc. ...  12,773   $    164,133
+Extended Systems Incorporated..   1,266         14,796
+Extensity, Inc. ...............   1,002          6,028
+F5 Networks, Inc. .............   3,075         29,212
 F&M Bancorp....................   2,450         50,531
 F&M National Corporation.......   4,272        111,606
 FBL Financial Group, Inc.
  (Class A).....................   2,096         36,549
+FEI Company....................   2,507         57,034
 The FINOVA Group Inc. .........   5,700          5,344
 F.N.B. Corporation.............   4,017         84,357
+FSI International, Inc. .......   5,068         42,444
+F.Y.I. Incorporated............   2,535         93,478
+Factory 2-U Stores Inc. .......   2,385         79,003
 FactSet Research Systems
  Inc. .........................   3,637        134,824
 Fair, Isaac and Company,
  Incorporated..................   2,053        104,703
+Fairfield Communities, Inc. ...   6,690         94,078
 Farmer Brothers Co.............     143         29,672
 Farmers Capital Bank
  Corporation...................   1,488         41,106
 Fedders Corporation............   4,097         18,949
 Federal-Mogul Corporation......   9,722         22,482
 Federal Realty Investment
  Trust.........................   7,692        146,148
 Federal Signal Corporation.....   8,770        172,111
 FelCor Lodging Trust Inc. .....   9,131        218,573
 Ferro Corporation..............   6,042        138,966
+FiberNet Telecom Group, Inc. ..   1,425          7,837
 Fidelity National Financial,
  Inc. .........................  10,308        380,752
+FileNET Corporation............   6,668        181,703
+Financial Federal
  Corporation...................   1,623         38,749
+Fire Pond, Inc. ...............     931          8,786
 The First American Financial
  Corporation...................   9,710        319,216
 First Busey Corporation........   1,189         23,706
 First Charter Corporation......   5,421         80,637
 First Citizens BancShares, Inc.
  (Class A).....................   1,058         85,433
 First Commonwealth Financial
  Corporation...................  10,625        106,250
+First Consulting Group,
  Inc. .........................   2,907         13,808
 First Federal Capital Corp. ...   2,439         35,365
 First Financial Bancorp........   6,809        115,753
 First Financial Bankshares,
  Inc. .........................   1,472         46,276
 First Financial Corporation....   1,512         48,289
 First Financial Holdings,
  Inc. .........................   2,204         43,391
 First Indiana Corporation......   1,540         36,190
 First Industrial Reality Trust,
  Inc. .........................   7,387        251,158
 First Merchants Corporation....   2,583         58,602
 First Midwest Bancorp, Inc. ...   7,930        227,988
 First Niagara Financial Group,
  Inc. .........................   3,338         36,092
 First Sentinel Bancorp Inc.....   5,823         66,964

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 First Washington Realty Trust,
  Inc. .........................   1,926   $     49,715
 Firstbank Corp. ...............   3,528         83,349
+FirstFed Financial Corp. ......   2,554         82,526
+FirstWorld Communications Inc.
  (Class B).....................   3,100          2,034
+Fisher Scientific International
  Inc. .........................   7,353        271,142
 Fleetwood Enterprises, Inc. ...   6,802         71,421
 Fleming Companies, Inc. .......   7,820         92,374
 Florida Rock Industries,
  Inc. .........................   3,426        134,042
 Flowserve Corporation..........   6,517        139,301
+Footstar, Inc. ................   3,688        182,556
 Forest City Enterprises, Inc.
  (Class A).....................   2,929        114,817
+Forest Oil Corporation.........   5,513        203,307
+Forrester Research, Inc. ......   2,006        100,425
+Forward Air Corporation........   2,748        102,535
+Fossil, Inc. ..................   2,975         43,091
 Foster Wheeler Corporation.....   6,254         32,833
 Franchise Finance Corporation
  of America....................  10,731        250,166
 Franklin Electric Co., Inc. ...     776         53,156
 Fred's, Inc. ..................   2,092         44,063
+Freeport-McMoRan Copper & Gold,
  Inc. (Class B)................  25,301        216,640
 Fremont General Corporation....   8,829         24,832
+Friede Goldman Halter, Inc. ...   5,738         20,442
+Friedman, Billings, Ramsey
  Group, Inc. (Class A).........   3,609         23,684
+Fritz Companies, Inc. .........   4,442         26,930
+Frontier Airlines, Inc. .......   3,728        115,335
 Frontier Financial
  Corporation...................   2,316         58,045
+Frontier Oil Corporation.......   6,311         43,388
+Frontline Capital Group........   4,485         59,636
+FuelCell Energy, Inc. .........   1,527        104,695
 Fulton Financial Corporation...  13,613        313,950
+Furniture Brands International,
  Inc. .........................   9,602        202,242
+FutureLink Corp. ..............   7,600          4,987
 G & K Services, Inc. (Class
  A)............................   4,065        114,328
 GBC Bancorp....................   2,210         84,809
+GC Companies, Inc. ............   1,591          3,182
+GRIC Communications, Inc. .....   1,462          3,107
+GTECH Holdings Corporation.....   6,867        141,203
+Gabelli Asset Management Inc.
  (Class A).....................     623         20,676
 Gables Residential Trust.......   4,753        133,084
+Gadzoox Networks, Inc. ........   2,574          5,389
+Gaiam, Inc. ...................     862         13,307
+Gardner Denver Inc. ...........   1,941         41,343
+Gartner Group, Inc. (Class
  A)............................  14,097         97,269
+GaSonics International
  Corporation...................   2,808         51,597
+Gaylord Container Corporation
  (Class A).....................   7,438          7,438
 Gaylord Entertainment
  Company.......................   3,093         64,566

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 GenCorp Inc. ..................   5,586   $     53,765
+Gene Logic Inc. ...............   4,465         82,044
 General Cable Corporation......   4,958         22,001
+General Communication, Inc.
  (Class A).....................   6,890         48,230
+General Semiconductor, Inc. ...   6,021         37,631
+Genesco Inc. ..................   4,458        108,942
+The Genlyte Group
  Incorporated..................   1,998         47,453
+Genome Therapeutics Corp. .....   4,388         30,579
+Genomic Solutions Inc. ........     800          6,100
+GenRad, Inc. ..................   4,531         45,310
+Genta Incorporated.............   3,297         26,376
 Gentek, Inc. ..................     932         15,378
+Gentiva Health Services,
  Inc. .........................   3,982         53,259
+Genzyme Corporation - Genzyme
  Biosurgery Division...........     233          2,022
+Genzyme Transgenics
  Corporation...................   3,623         51,854
 Georgia Gulf Corporation.......   6,433        109,763
+Geoworks Corporation...........   2,356          6,921
 Gerber Scientific, Inc. .......   3,441         29,464
+Geron Corporation..............   4,177         64,482
 Gibraltar Steel Corporation....   1,973         34,651
+Glenayre Technologies, Inc. ...  11,404         40,270
 Glenborough Realty Trust
  Incorporated..................   4,872         84,651
+Gliatech Inc. .................   2,037          8,275
+Glimcher Realty Trust..........   4,096         51,200
+GlobalNet Financial.com,
  Inc. .........................   3,963          5,944
+GlobalSCAPE, Inc. .............     290             --
+Globix Corporation.............   3,068          8,437
+GoAmerica, Inc. ...............   2,455         13,196
 Gold Banc Corporation..........   7,288         34,162
+Golden Telecom, Inc. ..........   1,506          7,718
+GoTo.com, Inc. ................   4,892         35,773
 Graco Inc. ....................   3,623        149,902
 Granite Construction
  Incorporated..................   3,381         97,838
 Great American Financial
  Resources, Inc. ..............   1,250         23,906
 The Great Atlantic & Pacific
  Tea Company, Inc. ............   2,687         18,809
 Great Lakes Chemical
  Corporation...................   9,002        334,762
 Great Lakes REIT, Inc. ........   2,497         43,385
+Great Plains Software, Inc. ...   2,349        110,550
 Greater Bay Bancorp............   7,664        314,224
 Greif Bros. Corporation (Class
  A)............................   2,356         67,146
 Grey Global Group Inc. ........     115         74,750
+Grey Wolf, Inc. ...............  31,084        182,618
+Griffon Corporation............   6,131         48,282
+Group 1 Automotive, Inc. ......   2,469         23,147
+Guess?, Inc. ..................     957          5,084
+Guilford Pharmaceuticals
  Inc. .........................   4,674         84,132

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Guitar Center, Inc. ...........   3,656   $     41,587
+Gulf Island Fabrication,
  Inc. .........................     870         15,823
+HA-LO Industries, Inc. ........   9,585         21,566
 H.B. Fuller Company............   2,770        109,285
 HCC Insurance Holdings, Inc. ..   7,407        199,526
 HEICO Corporation..............   1,870         29,219
 HEICO Corporation (Class A)....     170          1,976
+HNC Software Inc. .............   5,011        148,764
 HON INDUSTRIES Inc. ...........   9,871        251,710
 HRPT Properties Trust..........  25,628        193,812
+HS Resources, Inc. ............   3,402        144,160
+Haemonetics Corporation........   4,181        129,088
+Hain Celestial Group, Inc. ....   5,711        185,607
+Hall, Kinion & Associates,
  Inc. .........................   1,803         36,285
 Hancock Holding Company........   1,429         54,659
+Handleman Company..............   4,889         36,667
+Hanover Direct, Inc. ..........  20,500          7,687
 Harbor Florida Bancshares,
  Inc. .........................   3,520         52,580
 Harleysville Group Inc. .......   2,241         65,549
 Harleysville National
  Corporation...................   1,409         48,875
 Harman International
  Industries, Incorporated......   6,166        225,059
 Harsco Corporation.............   7,346        181,354
 Haverty Furniture Companies,
  Inc. .........................   2,419         23,888
 Hawaiian Electric Industries,
  Inc. .........................   6,228        231,604
+Hayes Lemmerz International,
  Inc. .........................   3,021         20,203
 Health Care Property Investors,
  Inc. .........................   9,244        276,165
 Health Care REIT, Inc. ........   4,759         77,334
+Health Net Inc. ...............  18,966        496,672
 Healthcare Realty Trust,
  Inc. .........................   7,888        167,620
+Heartland Express, Inc. .......   2,157         49,207
+Heidrick & Struggles
  International, Inc. ..........   3,545        149,112
 Helix Technology Corporation...   4,447        105,269
+Henry Schein, Inc. ............   4,523        156,609
 Herbalife International, Inc.
  (Class A).....................   1,459         11,125
+Hexcel Corporation.............   3,868         34,570
+hi/fn, Inc. ...................   1,405         38,638
 Hickory Tech Corporation.......   3,007         61,643
+High Speed Access Corp. .......   6,841          7,269
 Highwoods Properties, Inc. ....  11,288        280,789
 Hilb, Rogal and Hamilton
  Company.......................   2,687        107,144
 Hollinger International
  Inc. .........................   6,463        102,600
+Hollywood Entertainment
  Corporation...................   5,395          5,732
+Hollywood Media Corp. .........   2,479          9,606
 Home Properties of New York,
  Inc. .........................   4,052        113,203
 Hooper Holmes, Inc. ...........  11,452        126,659
 Horace Mann Educators
  Corporation...................   8,200        175,275

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Horizon Offshore, Inc. ........   1,993   $     39,362
 Hospitality Properties Trust...   9,398        212,630
+Hot Topic, Inc. ...............   3,580         58,846
+HotJobs.com, Ltd...............   3,311         37,870
+Hotel Reservations Network,
  Inc. (Class A)................   1,123         31,865
 Houghton Mifflin Company.......   5,278        244,767
+The Houston Exploration
  Company.......................   1,207         46,017
 Hudson United Bancorp..........  10,563        221,163
 Hughes Supply, Inc. ...........   4,222         75,743
+Humana Inc. ...................  29,042        442,890
+Hutchinson Technology
  Incorporated..................   4,965         68,269
+Hypercom Corporation...........   2,019          6,309
+Hyperion Solutions
  Corporation...................   5,860         90,464
+Hyseq, Inc. ...................   1,724         24,782
 IDAcorp Inc. ..................   7,175        352,023
 IDEX Corporation...............   5,472        181,260
+IDEXX Laboratories, Inc. ......   6,791        149,402
+IDT Corporation................   4,430         90,261
+IDX Systems Corporation........   2,640         66,000
+IGEN International, Inc. ......   2,116         26,053
+IHOP Corp. ....................   3,114         67,535
+II-VI Incorporated.............   1,403         21,308
 IKON Office Solutions, Inc. ...  29,030         72,575
+ILEX Oncology, Inc. ...........   4,512        118,722
+IMPATH Inc. ...................   3,077        204,620
+IMPCO Technologies, Inc. ......   1,105         13,260
+IMPSAT Fiber Networks Inc. ....   2,076          9,082
+IMRglobal Corp. ...............   3,464         18,619
+INAMED Corporation.............   2,584         52,810
 IRT Property Company...........   4,794         38,951
+I-STAT Corporation.............   3,360         88,830
+ITC' DeltaCom, Inc. ...........   9,827         52,974
+ITT Educational Services,
  Inc. .........................   2,978         65,516
+ITXC Corp. ....................   1,452         10,073
+IVEX Packaging Corporation.....   3,286         35,941
+IXYS Corporation...............   1,120         16,380
+iBasis, Inc. ..................   2,261          9,327
+iBEAM Broadcasting
  Corporation...................   1,707          1,814
+Ibis Technology Corporation....   1,686         32,455
+Identix Incorporated...........   4,484         35,199
+iGATE Capital Corporation......   6,115         17,581
+Illuminet Holdings, Inc. ......   3,996         91,658
+Imation Corp. .................   6,871        106,500
+Imatron Inc. ..................  12,400         17,050
+Immersion Corporation..........   2,193         16,482
+The Immune Response
  Corporation...................   5,449         14,304
+ImmunoGen, Inc. ...............   6,540        140,201
+Immunomedics, Inc. ............   5,802        124,743
+Imperial Bancorp...............   7,447        195,484

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Independence Community Bank
  Corp. ........................  12,791   $    203,857
 Independent Bank Corp. ........   2,974         37,175
+Indus International, Inc. .....   2,136          4,539
+IndyMac Mortgage Holdings,
  Inc. .........................  12,977        382,822
+InFocus Corporation............   6,994        103,161
+Infogrames, Inc. ..............   1,333          7,415
+Informatica Corporation........   9,936        393,093
+Information Architects
  Corp. ........................   4,085          7,404
+Information Holdings Inc. .....   1,520         35,625
+Inforte Corp. .................     252          3,465
+infoUSA Inc. ..................   4,678         15,788
 Ingles Markets, Incorporated
  (Class A).....................   2,792         28,095
+Inhale Therapeutic Systems.....   5,993        302,646
 Innkeepers USA Trust...........   7,364         81,464
+Inprise Corporation............   9,219         50,993
+Input/Output, Inc. ............   6,404         65,241
+Insight Communications Company,
  Inc. .........................   7,770        182,595
+Insight Enterprises, Inc. .....   5,539         99,356
+Insignia Financial Group,
  Inc. .........................   3,410         40,494
+Insituform Technologies, Inc.
  (Class A).....................   3,835        152,921
+Insurance Auto Auctions,
  Inc. .........................   1,094         13,128
 Integra Bank Corporation.......   2,940         75,154
+Integrated Circuit Systems,
  Inc. .........................   2,183         36,156
+Integrated Electrical Services,
  Inc. .........................   5,450         32,359
+Integrated Silicon Solution,
  Inc. .........................   4,566         65,636
+Intelect Communications,
  Inc. .........................  14,500          5,437
+InteliData Technologies
  Corporation...................   6,757         17,526
 Inter-Tel Inc. ................   4,216         32,410
+Interact Commerce
  Corporation...................   3,124         26,163
+Interactive Intelligence,
  Inc. .........................     700         16,887
+The InterCept Group, Inc. .....   1,778         47,450
+InterDigital Communications
  Corporation...................   8,742         47,261
 Interface, Inc. ...............   8,020         69,674
+Intergraph Corp. ..............   7,593         45,558
+Interliant Inc. ...............   5,577         17,777
+Interlink Electronics, Inc. ...   2,201         27,925
+Interlogix Inc. ...............   2,367         44,677
+Intermedia Communications
  Inc. .........................   9,422         67,721
+Intermune Pharmaceuticals,
  Inc. .........................   1,162         51,854
 International Bancshares
  Corporation...................   2,946        100,532
+International FiberCom,
  Inc. .........................   4,649         22,954
 International Multifoods.......   3,188         64,756
+International Specialty
  Products Inc. ................   1,924         12,867
+internet.com Corporation.......   1,958         11,626

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Internet Pictures
  Corporation...................   4,030   $      3,904
 Interpool, Inc. ...............   1,867         31,856
 Interstate Bakeries
  Corporation...................   7,226        101,616
+InterTAN, Inc. ................   4,718         54,847
+Intertrust Technologies
  Corporation...................  11,241         37,938
+InterVoice-Brite, Inc. ........   6,535         47,379
+InterWorld Corporation.........   3,400          1,700
+Interwoven, Inc. ..............   6,263        412,967
+IntraBiotics Pharmaceuticals,
  Inc. .........................   1,069         10,289
+IntraNet Solutions, Inc. ......   3,168        161,568
+Intraware, Inc. ...............   1,842          2,705
+Intrusion.com, Inc. ...........   2,251         10,692
 Invacare Corp. ................   4,211        144,227
+Investment Technology Group,
  Inc. .........................   5,117        213,635
 Investors Financial Services...   5,595        481,170
+Invitrogen Corporation.........   6,374        550,554
+Iomega Corporation.............  48,664        163,998
+Ionics, Inc. ..................   2,721         77,208
 Irwin Financial Corporation....   1,512         32,035
+Isis Pharmaceuticals, Inc. ....   7,393         78,551
+Isle of Capri Casinos, Inc. ...   5,267         55,962
+iVillage Inc. .................   2,513          2,670
+iXL Enterprises, Inc. .........   6,500          6,500
 J.B. Hunt Transport Services,
  Inc. .........................   3,416         57,431
+J.D. Edwards & Company.........   9,907        176,468
 The J.M. Smucker Company.......   4,263        119,151
+JAKKS Pacific, Inc. ...........   3,972         36,244
+JDA Software Group, Inc. ......   3,580         46,764
 JDN Realty Corporation.........   5,133         54,217
 JLG Industries, Inc. ..........   6,807         72,324
+JNI Corp. .....................   1,043         23,663
 JP Realty, Inc. ...............   1,708         26,901
+Jack in the Box Inc. ..........   7,401        217,867
+Jacobs Engineering Group
  Inc. .........................   4,345        200,685
 Jeffries Group, Inc. ..........   4,253        132,906
 John H. Harland Company........   4,847         68,464
 The John Nuveen Company (Class
  A)............................   1,082         62,215
 John Wiley & Sons, Inc. (Class
  A)............................   8,395        180,493
+Jones Lang Lasalle Inc. .......   5,430         75,341
+Journal Register Co............   8,259        132,660
+Juno Online Services, Inc. ....   3,348          2,197
+Jupiter Media Metrix, Inc. ....   4,079         37,986
+Kaiser Aluminum Corporation....   4,321         15,934
 Kaman Corp. (Class A)..........   3,768         63,585
 Kansas City Life Insurance
  Company.......................   1,125         39,727
 Kansas City Power & Light
  Company.......................  11,755        322,528
 Kaufman and Broad Home
  Corporation...................   9,169        308,881
 Kaydon Corp. ..................   6,026        149,897

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Keithley Instruments, Inc. ....   1,588   $     68,383
 Kellwood Co....................   4,271         90,225
 Kelly's Services, Inc. (Class
  A)............................   2,924         69,079
 Kennametal Inc. ...............   5,966        173,760
+Kenneth Cole Productions, Inc.
  (Class A).....................   1,360         54,740
+Kent Electronics Corporation...   4,997         82,451
+Key3Media Group, Inc. .........   2,875         35,039
+Key Energy Services, Inc. .....  18,667        194,837
+Key Production Company, Inc. ..   2,222         74,576
+Keynote Systems, Inc. .........   3,178         45,088
+kforce.com, Inc. ..............   6,817         20,877
 Kilroy Realty Corporation......   5,162        147,440
 Kimball International, (Class
  B)............................   5,747         83,331
+Kirby Corporation..............   4,112         86,352
+Knight Transportation, Inc. ...   1,030         19,827
 Koger Equity, Inc. ............   4,299         66,903
+Korn/Ferry International.......   6,752        143,480
+Kos Pharmaceuticals, Inc. .....   1,318         23,230
+Krispy Kreme Doughnuts, Inc. ..     668         55,444
+Kronos, Inc. ..................   2,432         75,240
+Kulicke and Soffa Industries...   8,680         97,650
+Kv Pharmacecutical Co Cl B.....   3,091         74,957
+LCC International, Inc. (Class
  A)............................   2,237         24,327
 LNR Property Corp. ............   3,964         87,208
+LTX Corporation................   8,543        110,659
 The LTV Corporation............   9,053          3,112
 La-Z-Boy Inc. .................  11,058        174,163
+Labor Ready, Inc. .............   5,763         19,090
+Laboratory Corporation of
  America Holdings..............   3,220        566,720
+LaBranche & Co. Inc. ..........   6,610        202,018
 Laclede Gas Company............   2,950         68,956
 Lancaster Colony Corporation...   6,169        173,118
 Lance, Inc. ...................   4,219         53,397
+Land's End, Inc. ..............   2,690         67,573
 LandAmerica Financial Group,
  Inc. .........................   1,509         61,020
 Landry's Seafood Restaurants...   4,864         48,336
+Landstar System, Inc. .........   1,822        101,007
+Lante Corporation..............   2,536          3,962
 LaSalle Hotel Properties.......   1,283         19,486
+Latitude Communications,
  Inc. .........................   3,196         12,384
 Lawson Products, Inc. .........     777         21,125
+Leap Wireless International,
  Inc. .........................   4,872        121,800
+Lear Corporation...............  12,112        300,529
+Learning Tree International,
  Inc. .........................   2,128        105,336
 Lee Enterprises,
  Incorporated..................   8,062        240,348
+Legato Systems, Inc. ..........  15,623        116,196
 Lennar Corporation.............   9,211        333,899
 Lennox International Inc. .....   7,275         56,381

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Leucadia National Corporation..   6,737   $    238,742
+Level 8 Systems, Inc. .........     842          5,131
+Lexicon Genetics Incorporated..   1,685         28,013
 Lexington Corporate Properties
  Trust.........................   3,999         47,238
 Libbey, Inc. ..................   2,549         77,426
 The Liberty Corporation........   2,755        112,094
 Liberty Financial Companies,
  Inc. .........................   2,463        109,757
+Liberty Livewire Corporation
  (Class A).....................     360          2,767
+LifeMinders, Inc. .............   2,372          8,302
+LifePoint Hospitals, Inc. .....   6,047        303,106
+Ligand Pharmaceuticals
  Incorporated (Class B)........   9,277        129,878
+Lightbridge, Inc. .............   3,391         44,507
+LightPath Technologies, Inc.
  (Class A).....................   2,336         32,412
+Lincare Holdings Inc. .........   7,475        426,542
 Lincoln Electric Holdings,
  Inc. .........................   6,360        124,815
 Lindsay Manufacturing Co.......   2,010         45,476
+Linens 'n Things, Inc. ........   7,278        201,055
 Liqui-Box Corporation..........     352         13,112
+Littelfuse Inc. ...............   3,842        109,977
+LodgeNet Entertainment
  Corporation...................   2,574         45,367
 Lone Star Steakhouse & Saloon,
  Inc. .........................   4,984         47,971
+Lone Star Technology...........   4,542        174,867
 Longs Drug Stores Corporation..   5,247        126,584
 Longview Fibre Company.........   9,320        125,820
+LookSmart, Ltd.................   7,430         18,111
+Loudeye Technologies, Inc. ....     400            475
+Louis Dreyfus Natural Gas
  Corp. ........................   4,211        192,916
 Louisiana-Pacific
  Corporation...................  20,011        202,611
 The Lubrizol Corporation.......  10,244        263,783
 Luby's Cafeterias Inc. ........   4,423         26,538
+Luminex Corporation............     803         20,928
+Lynx Therapeutics, Inc. .......   1,721         15,489
+M.S. Carriers, Inc. ...........   1,288         42,182
 MAF Bancorp, Inc. .............   4,267        121,343
+MAXIMUS, Inc. .................   1,944         67,919
+MCK Communications, Inc. ......   2,025         17,086
+MCSi, Inc. ....................   2,106         45,016
 MDC Holdings, Inc. ............   3,819        125,836
 MDU Resources Group............  11,277        366,502
+MEMC Electronic Materials,
  Inc. .........................   6,170         59,772
+META Group, Inc. ..............   1,299          8,443
+MGI Pharma, Inc. ..............   3,261         53,806
+MIPS Technologies, Inc. (Class
  A)............................   7,131        190,309
+MKS Instruments, Inc. .........     813         12,601
+MP3.com, Inc. .................   3,469         12,467

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+MRV Communications, Inc. ......   9,453   $    126,434
+MTI Technology Corporation.....   7,216         28,413
 MacDermid, Inc. ...............   3,087         58,653
 Macerich Company...............   6,213        119,212
 Madison Gas & Electric Co......   2,708         61,268
+Magnetek, Inc. ................   2,850         37,050
+Mail.com, Inc. ................   7,200          5,175
+Mail-Well, Inc. ...............   7,876         33,965
+The Management Network Group,
  Inc. .........................     929         11,032
+Manhattan Associates, Inc. ....     793         33,802
 The Manitowoc Co., Inc. .......   4,965        143,985
+Manor Care, Inc. ..............  14,370        296,381
 Manu Home Communications.......   3,782        109,678
+Manugistics Group, Inc. .......   8,470        482,790
+MapInfo Corporation............   2,854        134,851
 Marcus Corporation.............   3,661         50,796
+Marimba, Inc. .................   2,952         13,284
+Markel Corporation.............     967        175,027
+MarketWatch.com, Inc. .........     519          1,557
+Martek Biosciences
  Corporation...................   2,991         36,640
+Martha Stewart Living
  Omnimedia, Inc. (Class A).....   2,010         40,326
 Mathews International Corp.
  (Class A).....................   2,958         93,362
+Matrix Pharmaceutical, Inc. ...   4,766         81,618
+MatrixOne, Inc. ...............     929         16,896
+Mattson Technology, Inc. ......   3,372         34,774
+Maverick Tube Corporation......   3,533         79,934
+Maxim Pharmaceuticals, Inc. ...   4,202         26,788
+Maxtor Corporation.............  12,556         70,235
+Maxygen Inc. ..................   1,265         30,992
+McAfee.com Corporation.........   1,357          6,785
 The McClatchy Company (Class
  A)............................   3,707        158,011
 McGrath Rentcorp...............   2,134         41,346
+McMoRan Exploration Co.........   2,251         29,826
+Meade Instruments Corp. .......   1,894         12,429
+Mechanical Technology
  Incorporated..................   4,070         14,245
 Medallion Financial Corp. .....   1,501         21,952
+Media 100 Inc. ................   2,376          6,088
 Media General, Inc. (Class A)..   3,721        135,444
 Mediacom Communications
  Corporation...................   3,743         64,333
+Mediaplex, Inc. ...............   1,900          1,544
+Medical Assurance, Inc. .......   3,013         50,279
+MedicaLogic/Medscape, Inc. ....   1,368          3,163
+Medicis Pharmaceutical (Class
  A)............................   5,334        315,373
 Meditrust Companies............  25,079         64,265
+MedQuist Inc. .................   2,410         38,560
+MemberWorks Incorporated.......   1,820         38,675
+The Men's Warehouse, Inc. .....   6,153        167,669
 Mentor Corporation.............   4,270         83,265
+Mentor Graphics Corporation....  11,626        318,988
+Mercator Software, Inc. .......   3,117         16,754

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Merchants New York Bancorp,
  Inc. .........................   2,908   $     72,882
+Mercury Computer Systems,
  Inc. .........................   4,168        193,551
 Mercury General Corporation....   4,783        209,854
 Meredith Corporation...........   6,814        219,326
+The Meridian Resource
  Corporation...................   1,949         16,810
 Meristar Hospitality Corp. ....   6,919        136,218
+Mesa Air Group, Inc. ..........   5,466         38,262
+Mesaba Holdings, Inc. .........   1,686         21,180
 Metals USA, Inc. ..............   6,774         19,052
+Metasolv Software, Inc. .......   1,622         14,801
+Metawave Communications
  Corporation...................   1,070          9,764
 Methode Electronics............   6,548        150,195
+Metricom, Inc. ................   3,813         38,368
 Metris Companies Inc. .........  10,741        282,623
+Metrocall, Inc. ...............   7,200          3,375
+Metromedia International Group,
  Inc. .........................  11,798         30,675
+Mettler-Toledo International...   7,319        397,971
 Michael Foods, Inc. ...........   2,446         73,686
+Michael's Stores...............   5,765        152,772
+Micron Electronics, Inc. ......   6,166         24,086
+Micros Systems, Inc. ..........   3,382         61,721
+Microsemi Corporation..........   2,135         59,380
+MicroStrategy Incorporated.....   5,043         47,908
+Microvision, Inc. .............   2,261         39,567
+Mid Atlantic Medical Services,
  Inc. .........................   8,730        172,963
 Mid-America Apartment
  Communities, Inc. ............   2,884         65,070
 Mid-State Bancshares...........   1,676         59,498
 MidAmerica Bancorp.............   1,231         28,005
 Midas Group, Inc. .............   2,945         35,156
 Midcoast Energy Resources,
  Inc. .........................   2,643         57,650
 The Midland Company............     992         27,528
+Midway Games Inc. .............   4,945         35,110
+Midwest Express Holdings.......   2,191         32,180
 Milacron Inc. .................   7,202        115,682
 Millennium Chemicals Inc. .....  11,614        210,504
 Mills Corp. ...................   3,411         56,495
 Mine Safety Appliances
  Company.......................   1,445         36,306
 Minerals Technologies, Inc. ...   4,012        137,160
+Miravant Medical Technologies..   2,811         26,090
 Mississippi Valley Bancshares,
  Inc. .........................   1,605         47,147
 Mitchell Energy & Development
  Corp. (Class A)...............   4,054        248,308
+Mobile Mini, Inc. .............   2,104         48,392
+Modem Media Inc. ..............   2,059          6,820
 Modine Manufacturing Co........   3,994         82,876
+Modis Professional Services,
  Inc. .........................  16,017         66,070

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Mohawk Industries, Inc. .......   7,489   $    205,011
+Molecular Devices Corporation..   2,962        202,712
+Monaco Coach Corporation.......   2,345         41,477
+Moog Inc. (Class A)............   1,275         36,975
 Morgan Keenan, Inc. ...........   3,708         98,262
 Morrison Management
  Specialists, Inc. ............   2,035         71,042
+Motient Corporation............   6,400         25,600
+Mount10, Inc. .................     200          6,197
+Mpower Communications Corp. ...   5,977         30,632
+Mueller Industries, Inc. ......   6,584        176,534
+Multex.com Inc. ...............   2,925         38,756
+Musicland Stores Corporation...   4,101         50,750
 Myers Industries, Inc. ........   2,846         41,267
+MyPoints.com, Inc. ............   3,300          3,919
+Myriad Genetics, Inc. .........   3,629        300,300
 NACCO Industries, Inc. (Class
  A)............................     982         42,901
+NBC Internet, Inc. (Class A)...   6,910         24,185
 NBT Bancorp Inc. ..............   3,362         49,169
+NBTY Inc. .....................  11,304         53,694
 NCH Corporation................     330         12,540
+NCI Building Systems, Inc. ....   3,280         61,705
+NCO Group, Inc. ...............   3,930        119,374
+NEON Communications, Inc. .....   1,105          7,183
+NEON Systems, Inc. ............     591          3,694
+NETsilicon, Inc. ..............   1,350          5,020
+NHancement Technologies
  Inc. .........................   1,908          9,182
 NL Industries, Inc. ...........   3,796         92,053
+NPC International, Inc. .......   1,495         16,165
+NPS Pharmaceuticals, Inc. .....   3,815        183,120
+NS Group, Inc. ................   3,486         32,943
 NTELOS Inc. ...................   2,677         47,182
 NUI Corporation................   2,681         86,295
+NVR, Inc. .....................   1,614        199,490
+NYFIX, Inc. ...................   3,771         91,211
+Nabi...........................   7,191         33,258
+Nanogen, Inc. .................   2,518         22,662
+Nanometrics Incorporated.......   1,002         13,840
 National Data Corporation......   6,320        231,470
 National Golf Properties,
  Inc. .........................   2,012         41,372
 National Health Investors,
  Inc. .........................   3,693         27,236
+National Information
  Consortium, Inc. .............   3,720          5,696
 National Penn Bancshares,
  Inc. .........................   3,048         61,532
 National Presto Industries,
  Inc. .........................     688         21,113
+National Processing, Inc. .....     830         14,110
 National Service Industries,
  Inc. .........................   8,001        205,526
 National Steel Corp. ..........   6,134          7,284
+National Western Life Insurance
  Company (Class A).............     398         41,019
+NationsRent, Inc. .............   5,625          8,789
 Nationwide Health Properties,
  Inc. .........................   8,029        103,373

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Natural MicroSystems
  Corporation...................   6,090   $     60,139
+Nautica Enterprises, Inc. .....   5,475         83,408
+Navigant Consulting, Inc. .....   7,287         27,782
+The Neiman Marcus Group, Inc.
  (Class A).....................   6,701        238,304
+NeoRx Corporation..............   3,981         20,900
+Neose Technologies, Inc. ......   2,245         74,085
+Net.B@nk, Inc. ................   4,973         32,635
+net.Genesis Corp. .............     634          2,061
+Net2000 Communications, Inc. ..   2,013          3,460
+Net2Phone, Inc. ...............   2,142         15,797
+Net Perceptions, Inc. .........   3,008          6,298
+Netcentives Inc. ..............   4,039         15,399
+NetCreations, Inc. ............     891          6,098
+netGuru, Inc. .................     835          3,288
+NetIQ Corporation..............   4,950        432,506
+NetManage, Inc. ...............   7,300          6,844
+NetObjects Inc. ...............   2,123            995
+NetRatings, Inc. ..............     593          8,710
+NetScout Systems, Inc. ........   2,321         23,210
+NetSolve, Incorporated.........     831          6,336
+Netegrity, Inc. ...............   4,772        259,478
+Netopia, Inc. .................   2,336         10,074
+Netpliance, Inc. ..............     800            425
+Netro Corporation..............   6,268         43,484
+Netsol International, Inc. ....     789          5,252
+Network Access Solutions
  Corporation...................   2,400          1,500
+Network Commerce Inc. .........   4,700          3,525
+Network Equipment Technologies,
  Inc. .........................   3,635         23,400
+Network Peripherals Inc. ......   3,207         20,645
+Network Plus Corp. ............   2,482          6,205
+NetZero, Inc. .................   4,300          3,763
+Neurocrine Biosciences,
  Inc. .........................   3,846        127,399
+Neurogen Corporation...........   2,799         98,315
 New England Business Services,
  Inc. .........................   1,886         34,420
+New Era of Networks, Inc. .....   4,572         26,861
 New Jersey Resources
  Corporation...................   3,003        129,880
 New Plan Excel Realty Trust....  16,821        220,776
 New York Community Bancorp,
  Inc. .........................   3,405        125,134
+Newpark Resources, Inc. .......  13,800        131,963
 Newport News Shipbuilding
  Inc. .........................   5,680        295,360
+Nexell Therapeutics Inc. ......   1,991          6,035
+NextCard, Inc. ................   6,766         54,128
+Niku Corporation...............   1,508         11,027
 Nordson Corporation............   5,396        137,598
+Nortek, Inc. ..................   1,440         34,110
 North Pittsburgh Systems,
  Inc. .........................   3,408         37,488
 Northwest Bancorp, Inc. .......   2,209         20,019

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Northwest Natural Gas
  Company.......................   4,320   $    114,480
 Northwestern Corporation.......   3,858         89,216
+Novadigm, Inc. ................   2,900         18,306
+Noven Pharmaceuticals, Inc. ...   3,622        135,372
+Novoste Corporation............   3,039         83,573
 Nu Skin Enterprises, Inc.
  (Class A).....................   7,506         39,876
+Nuance Communications Inc. ....     914         39,416
+Nucentrix Broadband Networks,
  Inc. .........................   1,309         14,726
+Nuevo Energy Company...........   2,871         49,704
+Numerical Technologies,
  Inc. .........................     928         16,762
+Nx Networks, Inc. .............   6,200          3,875
+O'Charley's Inc. ..............   1,838         32,739
 OGE Energy Corp. ..............  14,805        361,797
 OM Group, Inc. ................   4,388        239,695
 ONEOK, Inc. ...................   5,649        271,858
+ONYX Software Corporation......   3,795         41,745
+ORATEC Interventions, Inc. ....     709          3,634
+O'Reilly Automotive, Inc. .....   6,198        165,797
+OSI Pharmaceuticals, Inc. .....   5,153        412,884
+OTG Software, Inc. ............     927         14,962
+Oak Technology, Inc. ..........   7,768         67,485
+Oakley, Inc. ..................   4,596         62,046
+Objective Systems Integrators,
  Inc. .........................   3,637         64,102
+Oceaneering International,
  Inc. .........................   4,500         87,469
 OceanFirst Financial Corp. ....   2,728         67,177
+Ocular Sciences, Inc. .........   3,605         41,908
+Ocwen Financial Corporation....   5,430         34,616
+OfficeMax, Inc. ...............  19,800         56,925
+Offshore Logistics, Inc. ......   4,515         97,284
+Ogden Corporation..............   9,811        150,844
 Ohio Casualty Corporation......  12,219        122,190
 Olin Corporation...............   7,221        159,765
 Omega Financial Corporation....   2,016         54,432
 Omnicare, Inc. ................  17,621        381,054
 Omnova Solutions Inc. .........   5,010         30,060
+On2.com Inc. ..................   4,700          2,726
+On Assignment, Inc. ...........   4,294        122,379
+On Command Corporation.........   1,260         11,025
 Oneida Ltd.....................   2,501         46,425
+Onvia.com, Inc. ...............   1,700          1,434
+Open Market, Inc. .............   6,582          7,199
+Optical Cable Corporation......     618          5,601
+Orbital Sciences Corporation...   6,167         25,439
+Orchid Biosciences.............   1,243         17,402
+Organic, Inc. .................     797            648
+Organogenesis Inc. ............   5,809         52,223
 Oriental Financial Group
  Inc. .........................   1,731         23,044
+Orthodontic Centers of America,
  Inc. .........................   7,789        243,406
 OshKosh B'Gosh, Inc. (Class
  A)............................   2,406         44,511
 Oshkosh Truck Corporation......   3,003        132,132
+Osicom Technologies, Inc. .....   1,827         29,346

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Otter Tail Power Company.......   4,330   $    120,158
 Overseas Shipholding Group,
  Inc. .........................   4,365        100,122
 Owens & Minor, Inc. ...........   6,541        116,103
 Owens Corning..................   9,400          7,638
+P-Com, Inc. ...................  13,559         41,524
 P.F. Chang's China Bistro,
  Inc. .........................   1,501         47,188
 P.H. Glatfelter Company........   4,546         56,598
+PAREXEL International
  Corporation...................   4,098         44,310
+PC-Tel, Inc. ..................   2,602         27,972
+PC Connection, Inc. ...........     806          8,362
+PETsMART, Inc. ................  21,956         63,124
 PFF Bancorp, Inc. .............   1,946         40,623
+PICO Holdings, Inc. ...........   1,976         24,577
+PLX Technology, Inc. ..........   2,772         23,042
 PMA Capital Corporation (Class
  A)............................   2,675         46,144
+PRAECIS Pharmaceuticals
  Incorporated..................   1,484         43,407
+PRI Automation, Inc. ..........   3,720         69,750
 PS Business Parks, Inc. .......   4,712        130,994
+PSS World Medical, Inc. .......  14,243         71,215
+Pac-West Telecomm, Inc. .......   3,026         10,402
 Pacific Capital Bancorp........   4,462        125,494
 Pacific Gulf Properties,
  Inc. .........................   3,815         23,367
 Pacific Northwest Bancorp......   2,171         29,987
+Pacific Sunwear of California,
  Inc. .........................   6,149        157,568
+Packaging Corp. of America.....   8,328        134,289
+Packard BioScience Company.....   2,175         25,284
+Packeteer, Inc. ...............   2,996         37,076
+Pactiv Corporation.............  31,017        383,835
+Palm Harbor Homes, Inc. .......   3,227         50,825
 Pan Pacific Retail Properties,
  Inc. .........................   3,606         80,459
+Papa John's International,
  Inc. .........................   3,987         88,711
+Paradigm Genetics, Inc. .......   1,321         13,210
+Paradyne Networks, Inc. .......   3,334          6,043
 Park Electrochemical Corp. ....   2,984         91,572
 Park National Corporation......   1,570        140,809
+Parker Drilling Company........  13,850         70,116
+ParkerVision, Inc. ............   1,551         56,805
 Parkway Properties, Inc. ......   1,494         44,353
 Patina Oil & Gas Corporation...   2,602         62,448
+Patterson Energy, Inc. ........   6,490        241,753
+Paxar Corporation..............   6,444         65,648
+Paxson Communications
  Corporation...................   5,618         67,065
+Payless ShoeSource, Inc. ......   4,285        303,164
+Pegasus Systems, Inc. .........   4,824         33,467
 Penn Engineering &
  Manufacturing Corp. ..........     933         32,888
+Penn National Gaming, Inc. ....   1,075         10,952
 Penn Virginia Corporation......     854         28,342
+Pennaco Energy, Inc. ..........   3,040         59,660
 Pennsylvania Real Estate
  Investment Trust..............   2,786         53,282

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Pennzoil-Quaker State
  Company.......................  15,181   $    195,455
 Penton Media, Inc. ............   3,730        100,244
 People's Bank..................   5,897        152,585
 Peoples Energy Corporation.....   6,771        303,002
 The Pep Boys-Manny, Moe &
  Jack..........................  10,037         36,384
+Per-Se Technologies, Inc. .....   5,302         18,474
+Peregrine Pharmaceuticals,
  Inc. .........................  13,641         12,788
+Performance Food Group
  Company.......................   2,632        134,931
+Pericom Semiconductor
  Corporation...................   3,667         67,840
+Perot Systems Corporation
  (Class A).....................  11,293        103,754
+Perrigo Company................  10,265         85,007
+Persistence Software, Inc. ....   2,355         10,450
+Pharmaceutical Product
  Development, Inc. ............   3,246        161,286
+Pharmacopeia, Inc. ............   3,551         77,456
+Pharmacyclics, Inc. ...........   3,091        105,867
+Philadelphia Consolidated
  Holding Corp. ................   1,763         54,433
 Philadelphia Suburban
  Corporation...................   7,664        187,768
 Phillips-Van Heusen
  Corporation...................   3,356         43,628
 Phoenix Investment Partners,
  Ltd...........................   7,683        120,527
+Phoenix Technologies Ltd.......   4,779         64,442
+Photogen Technologies, Inc. ...   1,516          2,558
+Photon Dynamics, Inc. .........   2,262         50,895
+Photronics, Inc. ..............   4,430        103,828
 Piedmont Natural Gas Company,
  Inc. .........................   5,491        209,688
 Pier 1 Imports, Inc. ..........  17,736        182,903
 Pilgrim's Pride Corporation....   2,358         18,422
+Pinnacle Entertainment,
  Inc. .........................   3,477         46,940
+Pinnacle Systems, Inc. ........   8,933         65,881
+Pioneer Natural Resources
  Company.......................  18,247        359,238
 Pioneer-Standard Electronics,
  Inc. .........................   6,431         70,741
 Pittston Brink's Group.........  10,156        201,851
+Pixelworks, Inc. ..............   1,228         27,477
+Plains Resources Inc. .........   2,454         51,841
+Plantronics, Inc. .............   8,998        422,906
+Playboy Enterprises, Inc. .....   3,194         31,740
+Playtex Products, Inc. ........   4,866         46,835
+Plexus Corporation.............   6,703        203,708
 Pogo Producing Company.........   7,838        243,958
 Polaris Industries, Inc. ......   4,061        161,425
 Polaroid Corporation...........   7,388         42,943
+Polo Ralph Lauren Corporation..  10,375        231,492
+PolyMedica Corporation.........   2,028         67,685
 Polymer Group, Inc. ...........   3,097         16,646
 PolyOne Corporation............  15,571         91,480
 Pope & Talbot, Inc. ...........   3,105         52,203

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Potlatch Corporation...........   5,084   $    170,632
+Power Integrations, Inc. ......   5,328         61,272
+Pre-Paid Legal Services,
  Inc. .........................   3,756         95,778
 Precision Castparts Corp. .....   9,299        391,139
+Predictive Systems, Inc. ......     600          4,294
 Premier National Bancorp,
  Inc. .........................   3,388         70,513
 Prentiss Properties Trust......   6,973        187,835
 Presidential Life
  Corporation...................   4,442         66,352
+Presstek, Inc. ................   4,691         49,256
+Price Communications
  Corporation...................   8,074        135,744
+PriceSmart, Inc. ..............     648         21,303
+Prima Energy Corporation.......   1,992         69,720
 Prime Group Realty Trust.......   2,385         34,284
+Prime Hospitality Corp. .......   8,073         93,849
 Primex Technologies, Inc. .....   1,435         45,741
+Primus Knowledge Solutions,
  Inc. .........................   2,380         15,470
+Primus Telecommunications
  Group, Incorporated...........   5,369         12,416
+Priority Healthcare Corporation
  (Class B).....................   3,901        159,210
+Private Media Group, Inc. .....   1,990         15,360
+Prize Energy Corporation.......     280          5,810
+ProBusiness Services, Inc. ....   2,519         66,911
+Procom Technology, Inc. .......     912         11,828
+Prodigy Communications
  Corporation (Class A).........   3,580          5,370
+Professional Detailing,
  Inc. .........................     890         94,131
+The Profit Recovery Group
  International, Inc. ..........   4,769         30,402
+Progress Software
  Corporation...................   6,019         86,899
+Project Software & Development,
  Inc. .........................   2,811         30,174
 Promistar Financial Corp. .....   2,782         48,381
+ProsoftTraining.com............   4,151         50,331
 Provident Bancshares
  Corporation...................   4,692         97,946
 Provident Financial Group,
  Inc. .........................   4,382        164,325
+Province Healthcare Company....   5,776        227,430
+Proxim, Inc. ..................   4,631        199,133
 Public Service Company of New
  Mexico........................   6,878        184,416
 Pulitzer Inc. .................   1,855         86,907
 Pulte Corporation..............   5,959        251,395
+Puma Technology, Inc. .........   5,832         24,239
+PurchasePro.com, Inc. .........   3,664         64,120
+Pure Resources, Inc. ..........   8,595        174,049
+QRS Corporation................   2,553         32,710
 Quanex Corporation.............   2,444         49,186
+Quantum Corporation - Hard Disk
  Drive.........................  14,288        114,304
+QuickLogic Corporation.........   4,347         30,157
+Quiksilver, Inc. ..............   4,549         88,137
+Quintus Corporation............   3,200          9,500
+Quokka Sports, Inc. ...........   3,000          1,688
+Quorum Health Group, Inc. .....  13,870        218,453

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 R & G Financial Corporation
  (Class B).....................   2,937   $     41,852
+R.H. Donnelley Corporation.....   6,277        152,610
+RARE Hospitality International,
  Inc. .........................   3,395         75,751
+REMEC, Inc. ...................   6,868         66,105
 RFS Hotel Investors, Inc. .....   4,414         57,658
 RGS Energy Group Inc. .........   6,888        223,430
 RLI Corp. .....................   1,144         51,123
 RPC, Inc. .....................   1,981         28,725
 RPM, Inc. .....................  20,346        174,213
+RTI International Metals,
  Inc. .........................   2,821         40,376
+Radiant Systems, Inc. .........   2,831         58,036
+RadiSys Corporation............   2,575         66,628
+Rainbow Technologies, Inc. ....   4,065         64,278
+Ralcorp Holdings, Inc. ........   5,824         95,368
+Ramp Networks, Inc. ...........   3,454         19,753
+Rare Medium Group, Inc. .......   5,720         10,904
 Raymond James Financial,
  Inc. .........................   6,963        242,835
 Rayonier Inc. .................   5,179        206,189
+Rayovac Corporation............   4,833         68,568
+Razorfish, Inc. ...............   2,062          3,351
 Realty Income Corporation......   4,876        121,291
 Reckson Associates Realty
  Corporation...................  10,251        256,916
+Reebok International Ltd.......   8,600        235,124
 Regal-Beloit Corporation.......   3,700         63,122
 Regency Realty Corporation.....   5,701        135,042
+Regeneron Pharmaceuticals,
  Inc. .........................   3,236        114,120
+Regent Communications, Inc. ...   3,474         20,627
 Regis Corporation..............   6,999        101,486
+Register.com, Inc. ............     729          5,103
+RehabCare Group, Inc. .........   2,583        132,702
 Reliance Group Holdings,
  Inc. .........................  34,505            207
 Reliance Steel & Aluminum
  Co............................   3,581         88,630
+Remedy Corporation.............   4,635         76,767
+Renal Care Group, Inc. ........   8,730        239,393
+Rent A Center Inc. ............   3,358        115,851
+Rent-Way, Inc. ................   4,631         20,550
 Republic Bancorp Inc. .........   8,312         89,874
 Republic Security Financial
  Corporation...................   9,941         71,762
+Res-Care, Inc. ................   2,919         13,136
+Research Frontiers
  Incorporated..................   1,724         30,170
+ResMed Inc. ...................   5,713        227,806
+Respironics, Inc. .............   6,502        185,307
+Retek Inc. ....................   8,700        212,063
+Revlon, Inc. (Class A).........   1,336          6,627
+Rhythms NetConnections Inc. ...   6,000          6,750
+Ribozyme Pharmaceuticals,
  Inc. .........................   1,600         22,900
+Rica Foods, Inc. ..............   1,057          5,681
 Richmond County Financial
  Corp. ........................   5,676        148,286

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Riggs National Corporation.....   2,957   $     41,213
+Rightchoice Managed Care,
  Inc. .........................   1,282         44,630
 Riviana Foods Inc. ............   1,951         38,288
 Roadway Express, Inc. .........   1,883         39,896
 Robbins & Myers, Inc. .........   1,163         28,057
+The Robert Mondavi Corporation
  (Class A).....................   1,776         96,126
+Robotic Vision Systems,
  Inc. .........................   6,889         18,945
 Rock-Tenn Company (Class A)....   1,909         14,198
+Rogers Corporation.............   2,577        105,818
 Rollins, Inc. .................   3,221         64,621
 Rollins Truck Leasing Corp. ...   8,080         64,640
 Roper Industries, Inc. ........   5,939        196,358
 Roslyn Bancorp, Inc. ..........  12,647        345,421
 Ruby Tuesday, Inc. ............  12,029        183,442
 Ruddick Corporation............   5,037         57,611
+Rudolph Technologies, Inc. ....     712         21,494
+Rural Cellular Corporation
  (Class A).....................   1,720         50,955
 Russ Berrie and Company,
  Inc. .........................   1,573         33,230
 Russell Corporation............   5,156         79,596
+Ryan's Family Steak Houses,
  Inc. .........................   6,924         65,345
 Ryder System, Inc. ............  11,413        189,741
 Ryerson Tull, Inc. ............   3,670         30,278
 The Ryland Group, Inc. ........   2,156         87,857
 S&T Bancorp, Inc. .............   4,838        104,622
+SAGA Systems, Inc. ............   5,019         57,405
+SAVVIS Communications
  Corporation...................   2,716          2,377
+SBA Communications
  Corporation...................   4,893        200,919
+SBS Technologies, Inc. ........   2,465         73,796
+SCM Microsystems, Inc. ........   2,397         79,101
+SCP Pool Corporation...........   3,056         91,871
 SCPIE Holdings Inc. ...........   2,202         52,022
+SEACOR SMIT Inc. ..............   3,380        177,873
 SEMCO Energy, Inc. ............   3,981         61,954
+SERENA Software, Inc. .........   2,773         94,932
+SICOR Inc. ....................   7,155        103,300
+SIPEX Corporation..............   3,951         94,577
+SITEL Corporation..............   7,834         22,523
 SJW Corp. .....................     293         29,886
 SL Green Realty Corp. .........   4,338        121,464
 SLI, Inc. .....................   2,580         16,609
+SONICblue Incorporated.........  16,590         68,434
+SPS Technologies, Inc. ........   2,277        124,808
+SPSS Inc. .....................   1,470         32,432
+STAAR Surgical Company.........   2,800         35,175
+STERIS Corporation.............  11,442        184,502
+SVI Holdings, Inc. ............   1,732          1,732
+Saba Software, Inc. ...........     693         10,915
+Saga Communications, Inc.
  (Class A).....................     944         14,042
+Sagnet Technology, Inc. .......   3,267          4,492

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Salem Communications
  Corporation (Class A).........   3,825   $     57,136
+Salton, Inc. ..................   2,053         42,471
+Sanchez Computer Associates,
  Inc. .........................   2,288         18,876
 Sandy Spring Bancorp, Inc. ....   2,212         50,323
+SangStat Medical Corporation...   3,299         39,176
 Santander BanCorp..............     977         18,807
+SatCon Technology
  Corporation...................   1,570         15,504
 Sauer-Danfoss, Inc. ...........   3,241         30,384
 Saul Centers, Inc. ............   2,617         48,742
+Scholastic Corporation.........   2,783        246,643
+School Specialty, Inc. ........   3,682         73,870
 Schweitzer-Manduit
  International, Inc. ..........   2,746         52,586
+SciClone Pharmaceuticals,
  Inc. .........................   6,310         25,240
+Scientific Learning
  Corporation...................   1,697          7,159
+SciQuest.com, Inc. ............   4,207          5,522
+Scott Technologies, Inc. ......   1,998         44,705
+The Scotts Company (Class A)...   2,672         98,697
+SeaChange International,
  Inc. .........................   2,975         60,430
 Seacoast Financial Services
  Corporation...................   3,868         46,416
+Secure Computing Corporation...   4,863         48,022
+Security Capital Group
  Incorporated (Class B)........   6,161        123,605
+SeeBeyond Technology
  Corporation...................     595          6,099
+Seitel, Inc. ..................   3,960         73,013
+Selectica, Inc. ...............     803         19,423
 Selective Insurance Group,
  Inc. .........................   4,329        104,978
+Seminis, Inc. (Class A)........   5,000          3,125
+Semitool, Inc. ................   3,432         33,248
 Senior Housing Properties
  Trust.........................   1,902         17,712
 Sensient Technologies
  Corporation...................   8,901        202,498
+Sensormatic Electronics
  Corporation...................  13,430        269,439
+Sequa Corporation (Class A)....   1,015         36,921
+Sequenom Inc. .................   1,219         17,066
+Sequoia Software Corporation...   1,324          2,524
+Service Corporation
  International.................  52,932         92,631
+The Shaw Group Inc. ...........   6,368        318,400
+ShopKo Stores, Inc. ...........   4,988         24,940
 Shurgard Storage Centers, Inc.
  (Class A).....................   5,077        124,069
 Sierra Pacific Resources.......  15,001        240,954
+Silicon Graphics, Inc. ........  32,709        130,836
+Silicon Image, Inc. ...........   5,732         31,168
+Silicon Valley Bancshares......   7,441        257,180
+Silicon Valley Group, Inc. ....   6,150        176,813
+SilverStream Software, Inc. ...   2,064         42,570
+Simpson Manufacturing Co.,
  Inc. .........................   1,373         70,023

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Sinclair Broadcast Group, Inc.
  (Class A).....................   8,969   $     89,970
+Sirius Satellite Radio Inc. ...   6,247        187,020
+Skechers U.S.A., Inc. (Class
  A)............................   2,907         45,059
 Sky Financial Group, Inc. .....  15,584        261,032
 Skyline Corporation............   1,916         36,284
 SkyWest, Inc. .................   8,408        241,730
+Smart & Final Inc. ............   3,267         27,770
+SmartDisk Corporation..........   1,067          4,135
+SmartServ Online, Inc. ........     705          5,001
+Smithfield Foods, Inc. ........   9,999        303,970
 Snap-On Incorporated...........  11,076        308,744
+Sodexho Marriott Services,
  Inc. .........................   5,711        126,356
+SoftNet Systems, Inc. .........   4,948          8,968
 Solutia Inc. ..................  19,472        233,664
+Somera Communications, Inc. ...   4,949         42,994
+Sonic Automotive, Inc. ........   2,929         20,137
+Sonic Corp. ...................   5,367        125,118
+Sonic Foundry, Inc. ...........   1,948          2,557
+Sonic Innovations, Inc. .......     291          1,946
+SonicWALL, Inc. ...............   4,320         70,200
 SonoSite, Inc. ................   1,911         24,365
 Sotheby's Holdings, Inc. (Class
  A)............................   7,411        171,843
+The Source Information
  Management Company............   2,603          9,761
 The South Financial Group,
  Inc. .........................   7,596        100,647
 South Jersey Industries,
  Inc. .........................   2,433         72,382
 Southern Peru Limited..........   5,459         70,285
+Southern Union Company.........   5,275        139,788
+Southwest Bancorporation of
  Texas, Inc. ..................   5,547        238,174
 Southwest Gas Corporation......   5,174        113,181
 Southwest Securities Group,
  Inc. .........................   3,191         82,567
 Southwestern Energy Company....   4,972         51,585
 Sovran Self Storage, Inc. .....   1,824         36,252
+Spanish Broadcasting System,
  Inc. (Class A)................   6,303         31,515
 Spartech Corporation...........   2,594         53,339
+Spectra-Physics Lasers,
  Inc. .........................     577         14,569
+SpectraLink Corporation........   2,161         31,199
+SpeedFam-IPEC, Inc. ...........   4,999         30,306
+Speedway Motorsports, Inc. ....   2,310         55,440
+Spherion Corporation...........   9,448        106,881
 Spiegel, Inc. (Class A)........   3,773         16,271
+Spinnaker Exploration
  Company.......................   1,108         47,090
+SportsLine USA, Inc. ..........   3,646         19,369
 Springs Industries, Inc. (Class
  A)............................   2,677         86,835
 St. Mary Land & Exploration
  Company.......................   5,656        188,416

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Stamps.com Inc. ...............   6,727   $     18,709
 StanCorp Financial Group,
  Inc. .........................   5,850        279,338
+Standard Microsystems
  Corporation...................   2,509         50,807
 Standard Pacific Corp. ........   4,527        105,819
 The Standard Register
  Company.......................   1,969         28,058
 Standex International
  Corporation...................   1,735         35,784
+Stanford Microdevices, Inc. ...     891         32,076
+Star Scientific, Inc. .........   4,543         11,074
+StarBase Corporation...........   8,129         19,052
+StarMedia Network, Inc. .......   7,156         13,529
+StarTek, Inc. .................   1,213         18,650
 State Auto Financial
  Corporation...................   1,929         34,481
 Staten Island Bancorp, Inc. ...   6,468        138,254
+Station Casinos, Inc. .........   6,829        102,008
+Steel Dynamics, Inc. ..........   7,642         84,062
+Stein Mart, Inc. ..............   5,540         64,403
 Stepan Company.................     582         13,786
+Stericycle, Inc. ..............   2,954        112,621
 Sterling Bancshares, Inc. .....   5,482        108,270
+Steve Madden, Ltd..............   2,306         17,583
 Stewart & Stevenson Services,
  Inc. .........................   5,735        130,202
 Stewart Enterprises, Inc.
  (Class A).....................  20,368         38,827
 Stewart Information Services
  Corporation...................   2,693         59,751
+Stillwater Mining Company......   7,401        291,229
+Stockwalk.com Group, Inc. .....     761          1,617
+Stone Energy Corporation.......   3,236        208,884
+Stoneridge, Inc. ..............   1,988         13,419
+Storage Technology
  Corporation...................  17,300        155,700
 Storage USA, Inc. .............   5,023        159,480
 Strayer Education, Inc. .......   1,050         26,841
 The Stride Rite Corporation....   7,904         55,328
+Structural Dynamics Research
  Corporation...................   7,080         70,800
 The Student Loan Corporation...     869         47,306
 Sturm, Ruger & Company, Inc. ..   3,698         34,900
+Suiza Foods Corporation........   5,535        265,680
 Summit Properties Inc. ........   4,972        129,272
 Sun Communities, Inc. .........   3,573        119,696
+Sunbeam Corporation............   9,960          3,113
+Sunglass Hut International,
  Inc. .........................   6,108         31,304
+Sunrise Assisted Living,
  Inc. .........................   3,748         93,700
+Sunrise Technologies
  International, Inc. ..........   9,717         17,308
+Superconductor Technologies
  Inc. .........................   3,192         11,571
+SuperGen, Inc. ................   3,945         54,737
+Superior Energy Services,
  Inc. .........................   9,075        104,363

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Superior Industries
  International, Inc. ..........   3,239   $    102,231
+Superior TeleCom Inc. .........   1,408          2,728
+Supertex, Inc. ................   1,671         33,028
+SurModics, Inc. ...............   2,462         90,633
 Susquehanna Bancshares, Inc. ..   6,980        115,170
+Swift Energy Company...........   3,829        144,066
+Swift Transportation Co.,
  Inc. .........................   7,876        156,043
+Switchboard Incorporated.......   1,448          4,299
+Sykes Enterprises,
  Incorporated..................   3,230         14,333
+Sylvan Learning System,
  Inc. .........................   5,308         78,625
+SymmetriCom, Inc. .............   4,866         47,444
+Symyx Technologies.............   3,765        135,540
+Syncor International
  Corporation...................   3,716        135,170
+Syntel, Inc. ..................     719          4,134
+Syntroleum Corporation.........   6,437        109,429
+Systemax Inc. .................   3,446          4,308
+Systems & Computer Technology
  Corporation...................   5,740         70,674
+TALK.com, Inc. ................  12,447         17,893
+THQ Inc. ......................   3,826         93,259
+Take-Two Interactive Software,
  Inc. .........................   5,309         61,054
 Tanger Factory Outlet Centers,
  Inc. .........................   1,382         31,527
+Tanning Technology
  Corporation...................   2,597          9,576
+Targeted Genetics Corporation..   5,283         35,330
 Taubman Centers, Inc. .........   7,150         78,203
 Technitrol, Inc. ..............   4,331        178,112
+Technology Solutions Company...   7,311         15,536
 Tecumseh Products Company
  (Class A).....................   3,249        136,255
 Tejon Ranch Co.................     812         15,623
 Tejon Ranch Co. (Rights) (a)...     812             25
+Telaxis Communications
  Corporation...................   1,029          1,865
+TelCom Semiconductor, Inc. ....   3,260         37,083
+Teledyne Technologies
  Incorporated..................   5,474        129,323
 Teleflex Incorporated..........   7,237        319,785
+Teligent, Inc. (Class A).......   3,669          7,109
+Telocity, Inc. ................   1,110          2,220
+TenFold Corporation............   2,820          4,230
 Tennant Company................   1,530         73,440
 Tenneco Automotive Inc. .......   7,931         23,793
+Terex Corporation..............   4,320         69,930
+Terremark Worldwide, Inc. .....  22,124         16,593
+Tesoro Petroleum Corporation...   4,888         56,823
+Tetra Tech, Inc. ..............   6,806        216,941
+Texas Biotechnology
  Corporation...................   7,197         61,822
 Texas Industries, Inc. ........   3,695        110,850

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Texas Regional Bancshares, Inc.
  (Class A).....................   2,526   $     82,082
+Theragenics Corporation........   3,987         19,935
+Therma-Wave Inc. ..............   2,463         34,482
+Thermo Cardiosystems Inc. .....   2,293         20,064
+Thermo Fibertek Inc. ..........     959          3,297
 Thomas Industries Inc. ........   2,621         60,938
 Thor Industries, Inc. .........   1,034         20,422
+Thoratec Laboratories
  Corporation...................   2,446         26,906
+Three-Five Systems, Inc. ......   3,873         69,714
+The Timberland Company (Class
  A)............................   2,976        199,020
 The Timken Company.............   8,866        134,098
+Titan Pharmaceuticals, Inc. ...   4,109        145,335
+TiVo Inc. .....................   2,548         13,696
+Toll Brothers, Inc. ...........   4,142        169,304
+Tollgrade Communications,
  Inc. .........................   2,162         78,913
+Tom Brown, Inc. ...............   5,470        179,826
+Too Inc. ......................   5,377         67,213
+The Topps Company, Inc. .......   8,685         79,793
 The Toro Company...............   2,076         76,163
+Tower Automotive, Inc. ........   8,083         72,747
 Town & Country Trust...........   3,507         67,729
+Trammell Crow Company..........   4,294         57,969
+Trans World Entertainment
  Corporation...................   5,323         47,574
+Transaction Systems Architects,
  Inc. (Class A)................   5,950         68,797
+Transkaryotic Therapies,
  Inc. .........................   3,880        141,378
+TransMontaigne Inc. ...........   4,029         11,080
+Travelocity.com Inc. ..........   2,394         29,027
 Tredegar Corporation...........   4,543         79,219
+Trendwest Resorts, Inc. .......     480         12,960
+Trex Company, Inc. ............   1,233         31,056
+Triad Guaranty Inc. ...........   2,853         94,506
+Triad Hospitals, Inc. .........   6,535        212,796
+Triangle Pharmaceuticals,
  Inc. .........................   5,352         26,426
+Triarc Companies, Inc. ........   2,610         63,293
+Trico Marine Services, Inc. ...   4,641         71,645
+Tricord Systems, Inc. .........   2,975         23,986
+Trimble Navigation Limited.....   4,094         98,256
+Trimeris, Inc. ................   2,945        161,607
 Trinity Industries, Inc. ......   7,497        187,425
+Triumph Group, Inc. ...........   1,965         80,565
+The TriZetto Group, Inc. ......   2,553         42,603
 The Trust Company of New
  Jersey........................   2,465         30,967
 TrustCo Bank Corp NY...........  10,803        131,662
 Trustmark Corporation..........  11,667        245,007
 Tucker Anthony Sutro
  Corporation...................   3,558         87,393
+Tuesday Morning Corporation....   1,648          8,755
+Tularik Inc. ..................   1,744         51,339
+Tumbleweed Communications
  Corporation...................   1,710         29,257
 Tupperware Corporation.........  11,119        227,245

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Tut Systems, Inc. .............   2,928   $     24,156
+Tweeter Home Entertainment
  Group, Inc. ..................   3,111         37,915
+Twinlab Corporation............   3,315          5,594
 U.S. Aggregates, Inc. .........     724          5,566
 U.S. Industries, Inc. .........  14,695        117,560
+U.S. Interactive, Inc. ........   3,300            928
+U.S. Wireless Corporation......   2,196          9,608
 U.S.B. Holding Co., Inc. ......   2,489         31,268
+UCAR International Inc. .......   8,312         81,042
 UCBH Holdings, Inc. ...........   2,099         97,866
 UGI Corporation................   4,530        114,666
+UICI...........................   6,490         38,534
 UIL Holdings Corporation.......   2,869        142,733
 UMB Financial Corporation......   2,796        104,501
+UNOVA, Inc. ...................   7,234         26,223
+URS Corporation................   2,181         32,033
+US LEC Corp. (Class A).........   2,319         11,160
+US Oncology, Inc. .............  12,723         80,314
 USEC Inc. .....................  14,302         61,677
 USFreightways Corporation......   5,178        155,745
+UTI Energy Corp. ..............   5,697        187,289
+Ulticom, Inc. .................     699         23,810
+Ultimate Electronics, Inc. ....   1,786         39,180
+Ultratech Stepper, Inc. .......   4,417        114,290
+Unifi, Inc. ...................   9,629         86,059
+Unigraphics Solution Inc. .....     934         15,236
+Uniroyal Technology
  Corporation...................   2,925         18,281
 UniSource Energy Corporation...   5,175         97,355
+Unit Corporation...............   6,496        123,018
+United Auto Group, Inc. .......     855          5,718
 United Bankshares, Inc. .......   6,202        131,793
 United Community Financial
  Corp. ........................   7,246         50,269
 United Dominion Realty Trust,
  Inc. .........................  19,805        214,142
 United National Bancorp........   2,605         49,983
+United Natural Foods, Inc. ....   1,295         22,824
+United Rentals, Inc. ..........   5,818         78,179
+United Stationers, Inc. .......   6,248        149,952
 United Television, Inc. .......     684         79,344
+United Therapeutics
  Corporation...................   2,516         37,111
+Universal Access, Inc. ........   1,967         15,736
+Universal Compression Holdings,
  Inc. .........................   1,275         48,052
 Universal Corporation..........   5,279        184,765
+Universal Display
  Corporation...................   2,189         15,733
+Universal Electronics Inc. ....   2,905         44,846
 Universal Forest Products,
  Inc. .........................   1,691         22,406
+VASCO Data Security
  International, Inc. ..........   1,965         10,562
+VIA NET.WORKS, Inc. ...........   2,549          9,718
+VISX, Incorporated.............   9,875        103,070
+VIVUS, Inc. ...................   5,849         12,612
+Vail Resorts, Inc. ............   2,283         53,508

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Valence Technology, Inc. ......   5,830   $     54,292
+Valentis, Inc. ................   4,752         33,858
 Valhi, Inc. ...................   1,364         15,686
 Valmont Industries, Inc. ......   2,503         45,993
 The Valspar Corporation........   6,816        219,339
+Value City Department Stores,
  Inc. .........................   2,002         10,511
 Value Line, Inc. ..............     339         11,717
+ValueClick, Inc. ..............     415          2,049
+ValueVision International, Inc.
  (Class A).....................   7,448         94,031
+Vans, Inc. ....................   2,780         47,086
+Varian Inc. ...................   5,917        200,438
+Varian Medical Systems,
  Inc. .........................   5,904        401,103
+Varian Semiconductor Equipment
  Associates, Inc. .............   5,868        139,365
+Vasomedical, Inc. .............  10,606         23,532
+VaxGen, Inc. ..................   1,677         32,702
 Vector Group Ltd...............   2,516         39,784
 Vectren Corporation............  11,301        289,588
+Veeco Instruments Inc. ........   4,357        174,825
+Venator Group, Inc. ...........  25,322        392,491
+Ventana Medical Systems,
  Inc. .........................   2,058         38,073
 Ventas, Inc. ..................   9,946         55,946
+Ventiv Health, Inc. ...........   2,541         31,921
+Ventro Corporation.............   4,550          4,550
+Veritas DGC Inc. ..............   5,295        171,029
+Verity, Inc. ..................   5,201        125,149
+Versata, Inc. .................     603          5,389
+Vertel Corporation.............   5,824         13,650
+Vertex Interactive, Inc. ......   1,878         11,738
+Viador Inc. ...................   2,228          2,924
+The viaLink Company............   2,723          7,658
+ViaSat, Inc. ..................   3,157         41,436
+Viasystems Group, Inc. ........   7,873         65,444
+Viatel, Inc. ..................   8,611         32,022
+Vical Incorporated.............   3,942         72,927
+Vicinity Corporation...........   1,190          3,533
+Vicor Corporation..............   3,578        108,682
+Viewpoint Corporation..........   4,613         25,083
 Vintage Petroleum, Inc. .......   8,532        183,438
+Visual Networks, Inc. .........   4,302         13,982
 Vital Signs, Inc. .............     678         21,781
+Volt Information Sciences,
  Inc. .........................   1,299         26,954
+Vyyo Inc. .....................   1,171          7,172
+W.H. Brady Co..................   3,122        105,563
+W.R. Grace & Co................   4,433         14,130
 W Holding Company, Inc. .......   4,810         55,916
 WD-40 Company..................   2,607         50,674
+WESCO International, Inc. .....   3,346         24,259
+WFS Financial Inc. ............   1,499         27,732
 WGL Holdings Inc. .............   8,894        270,711
+WMS Industries Inc. ...........   3,673         73,919
 WPS Resources Corporation......   5,101        187,781
 Wabash National Corporation....   3,676         31,706
 Wabtec Corporation.............   4,663         54,790

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+The Wackenhut Corporation
  (Class A).....................   2,313   $     31,226
 Wallace Computer Services,
  Inc. .........................   7,949        135,133
 Walter Industries, Inc. .......   6,191         46,433
 The Warnaco Group, Inc. .......  10,955         18,487
 Washington Federal, Inc. ......  10,109        287,475
+Washington Group International,
  Inc. .........................   5,460         44,704
 Washington Real Estate
  Investment Trust..............   6,032        142,506
+Waste Connections, Inc. .......   3,440        113,735
+WatchGuard Technologies,
  Inc. .........................   2,056         65,021
 Watsco, Inc. ..................   3,399         39,156
 Watts Industries, Inc. (Class
  A)............................   2,794         38,767
 Wausau - Mosinee Paper
  Corporation...................   9,241         93,565
+Wave Systems Corp. (Class A)...   8,197         36,887
+Waypoint Financial Corp. ......     843          9,273
+WebLink Wireless, Inc. ........   9,037         31,065
+Websense, Inc. ................     394          5,713
 Webster Financial Corporation..   9,633        272,734
+WebTrends Corporation..........   2,277         65,891
 Weingarten Realty Investors....   4,910        214,813
+Weirton Steel Corporation......   3,700          4,403
 Wellman, Inc. .................   6,570         92,801
 Wells Fargo Company............     507         28,234
 Werner Enterprises, Inc. ......   5,006         85,102
 WesBanco, Inc. ................   3,370         79,195
 West Pharmaceutical Services,
  Inc. .........................   1,596         39,202
 WestPoint Stevens Inc. ........   6,845         51,269
 Westamerica Bancorporation.....   6,999        300,957
 Westcorp.......................   1,600         24,000
+Westell Technologies, Inc. ....   4,919         15,064
+Western Digital Corporation....  25,120         61,230
 Western Gas Resources, Inc. ...   4,082        137,512
 Western Resources, Inc. .......  13,132        325,838
 Westfield America, Inc. .......   6,276         90,610
+White Electronic Designs
  Corporation...................   3,221         20,836
+Whitehall Jewelers, Inc. ......   3,049         21,534
 Whitney Holding Corporation....   4,100        148,881
+Whole Foods Market, Inc. ......   5,006        305,992
+Wild Oats Markets, Inc. .......   4,270         18,148
+Wilsons The Leather Experts
  Inc. .........................   1,416         19,824
+Wink Communications, Inc. .....   3,792         22,752
 Winnebago Industries, Inc. ....   2,095         36,793
+Wisconsin Central
  Transportation Corporation....   9,761        147,025
+Wit Soundview Group, Inc. .....  14,453         51,940
+Wolverine Tube, Inc. ..........   1,329         15,935
 Wolverine World Wide, Inc. ....   7,240        110,410
+Women.com Networks, Inc. ......   1,200            263

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Woodhead Industries, Inc. .....   1,748   $     34,305
 Woodward Govenor Company.......   1,426         63,814
+World Access, Inc. ............   8,992         21,637
+World Wrestling Federation
  Entertainment, Inc. ..........   2,577         41,232
+WorldGate Communications,
  Inc. .........................   2,586          9,859
+WorldPages.com, Inc. ..........   5,544         14,900
+Worldwide Xceed Group, Inc. ...   2,375            297
 Worthington Industries,
  Inc. .........................  13,849        111,658
+Wyndham International, Inc. ...  25,287         44,252
 X-Rite, Incorporated...........   2,881         22,508
+XM Satellite Radio Holdings
  Inc. (Class A)................   2,472         39,707
+XTRA Corporation...............   2,084        100,032
+Xircom, Inc. ..................   4,699         72,835
+Xpedior Incorporated...........   1,100            309
+Xybernaut Corporation..........   5,439          9,178
+The Yankee Candle Company,
  Inc. .........................   2,322         25,687
+Yellow Corporation.............   5,169        105,238
 York International
  Corporation...................   7,333        225,031
+Young Broadcasting Inc. (Class
  A)............................   2,104         70,451
+Z-Tel Technologies, Inc. ......   1,769          9,177
 Zale Corporation...............   6,673        193,934
+Zebra Technologies Corporation
  (Class A).....................   4,879        199,048
 Zenith National Insurance
  Corp. ........................   1,344         39,480
+ZixIt Corporation..............   3,017         26,399
+Zoll Medical Corporation.......   1,794         62,902
+Zomax Incorporated.............   5,554         25,340
+Zoran Corporation..............   2,579         39,975
+Zygo Corporation...............   2,284         64,594
                                           ------------
    TOTAL COMMON STOCKS - 95.0%
      (COST - $166,997,178).....            160,765,862
                                           ------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
SHORT-TERM OBLIGATIONS
COMMERCIAL PAPER*
  General Motors Acceptance
  Corp., 6.75% due 1/02/2001
  (Face Amount - $7,904,000)....           $  7,899,554
                                           ------------
    TOTAL SHORT-TERM OBLIGATIONS
      (COST -
      $7,899,554) - 4.7%........              7,899,554
                                           ------------
TOTAL INVESTMENTS - 99.7%
  (COST - $174,896,732).........            168,665,416
                                           ------------
VARIATION MARGIN ON FINANCIAL
  FUTURES CONTRACTS(**) -0.1%...                227,148
                                           ------------
OTHER ASSETS LESS
  LIABILITIES - 0.2%............                351,268
                                           ------------
NET ASSETS - 100.0%.............           $169,243,832
                                           ============

(a) The rights may be exercised until January 8, 2001.

(b) American Depositary Receipts (ADR).

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

** Financial futures contracts purchased as of December 31, 2000 were as follows:

   NUMBER OF                 EXPIRATION
   CONTRACTS      ISSUE         DATE       VALUE
   ---------      -----      ----------  ----------
      33       Russell 2000  March 2001  $8,065,200
                                         ----------
     (Total)Contract Price - $7,919,689
                                         $8,065,200
                                         ==========

+   Non-income producing security.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (identified cost - $174,896,732)...                $168,665,416
   Cash.....................................................                      15,804
   Cash on deposit for financial futures contracts..........                     643,500
   Receivables:
       Contributions........................................  $  958,225
       Securities sold......................................     560,535
       Variation margin.....................................     227,148
       Dividends............................................     190,586
       Investment adviser...................................      47,376       1,983,870
                                                              ----------
   Prepaid expenses and other assets........................                      67,994
                                                                            ------------
       TOTAL ASSETS.........................................                 171,376,584
                                                                            ------------
LIABILITIES
   Payables:
       Withdrawals..........................................   1,795,093
       Securities purchased.................................     265,562       2,060,655
                                                              ----------
   Accrued expenses and other liabilities...................                      72,097
                                                                            ------------
       TOTAL LIABILITIES....................................                   2,132,752
                                                                            ------------
NET ASSETS..................................................                $169,243,832
                                                                            ============
NET ASSETS COMPOSED OF
   Partners' capital........................................                $175,329,637
   Unrealized depreciation on investments - net.............                  (6,085,805)
                                                                            ------------
NET ASSETS..................................................                $169,243,832
                                                                            ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of $851 foreign withholding tax)..........              $  1,729,853
   Interest and discount earned.............................                 1,276,654
                                                                          ------------
       TOTAL INCOME.........................................                 3,006,507
                                                                          ------------
EXPENSES
   Accounting services......................................  $ 60,596
   Custodian fees...........................................    60,498
   Professional fees........................................    52,886
   Investment advisory fees.................................    15,024
   Amortization of organization expenses....................     2,933
   Pricing fees.............................................     1,010
   Trustees' fees and expenses..............................       978
   Other....................................................     2,795
                                                              --------
       Total expenses before reimbursement..................   196,720
   Reimbursement of expenses................................   (55,436)
                                                              --------
       TOTAL EXPENSES AFTER REIMBURSEMENT...................                   141,284
                                                                          ------------
INVESTMENT INCOME - NET.....................................                 2,865,223
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
   Realized gain on investments - net.......................                 9,314,776
   Change in unrealized appreciation/depreciation on
     investments - net......................................               (18,718,547)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $ (6,538,548)
                                                                          ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR
                                                                   ENDED DECEMBER 31,
                                                              ----------------------------
                                                                  2000            1999
                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Investment income - net.................................  $  2,865,223    $  1,660,469
    Realized gain on investments - net......................     9,314,776       4,277,316
    Change in unrealized appreciation/depreciation on
     investments - net......................................   (18,718,547)     12,859,318
                                                              ------------    ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................    (6,538,548)     18,797,103
                                                              ------------    ------------
NET CAPITAL CONTRIBUTIONS
    Increase in net assets derived from net capital
     contributions..........................................    60,983,219      12,171,403
                                                              ------------    ------------
TOTAL INCREASE IN NET ASSETS................................    54,444,671      30,968,506
NET ASSETS
    BEGINNING OF YEAR.......................................   114,799,161      83,830,655
                                                              ------------    ------------
    END OF YEAR*............................................  $169,243,832    $114,799,161
                                                              ============    ============
*Undistributed investment income - net......................  $  6,459,704    $  3,594,481
                                                              ============    ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                                    FOR THE YEAR ENDED           FOR THE PERIOD
                                                                       DECEMBER 31,             APRIL 9, 1997 TO
                                                              -------------------------------     DECEMBER 31,
                                                                2000        1999       1998           1997
                                                              --------    --------    -------   ----------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement..........................       .09%        .14%       .17%          .18%*
                                                              ========    ========    =======       =======
    Expenses................................................       .13%        .17%       .28%          .29%*
                                                              ========    ========    =======       =======
    Investment income - net.................................      1.90%       1.83%      1.46%         1.78%*
                                                              ========    ========    =======       =======
SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................  $169,244    $114,799    $83,831       $95,745
                                                              ========    ========    =======       =======
    Portfolio turnover......................................     50.51%      51.20%     48.16%        16.45%
                                                              ========    ========    =======       =======

---------------

*     Annualized.

+     Commencement of operations.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative financial instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  Financial futures contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

  C.  Income taxes

     The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  D.  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

  E.  Deferred organization expenses

     Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

  F.  Security loans

     The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2000, FAM earned fees of $15,024, all of which were waived. FAM also reimbursed the Series for additional expenses of $40,412.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

     For the year ended December 31, 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., earned $51 in commissions on the executing of all portfolio security transactions.

     Merrill Lynch Trust Company, an indirect wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

     Accounting services were provided to the Series by FAM.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $137,823,284 and $65,557,364, respectively.

     Net realized gains (losses) for the year ended December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

                                                            REALIZED        UNREALIZED
                                                         GAINS (LOSSES)   GAINS (LOSSES)
                                                         --------------   --------------
Long-term investments..................................   $11,066,657      $(6,231,316)
Financial futures contracts............................    (1,751,881)         145,511
                                                          -----------      -----------
Total..................................................   $ 9,314,776      $(6,085,805)
                                                          ===========      ===========

     As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $6,681,783, of which $33,676,716 related to appreciated securities and $40,358,499 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $175,347,199.

4.  SHORT-TERM BORROWINGS

     On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional in formation, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the year ended December 31, 2000.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
(ONE OF THE SERIES CONSTITUTING QUANTITATIVE MASTER SERIES TRUST):
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Investors,

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Master International (Capitalization Weighted) Index Series as of December 31, 2000, the related statements of operations for the year then ended, and changes in net assets and the financial highlights for the year then ended and for the period December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Master International (Capitalization Weighted) Index Series as of December 31, 2000, the result of its operations, the changes in net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ DELOITTE & TOUCHE LLP

Princeton, New Jersey
January 30, 2001

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS
December 31, 2000
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
AUSTRALIA
AMP Limited......................    1,862   $   20,923
Amcor Limited....................    1,262        3,678
Australian Gas Light Company
  Limited........................      979        6,922
Boral Limited....................    1,506        1,732
Brambles Industries Limited......      445       10,386
Broken Hill Proprietary Company
  Limited........................    3,161       33,298
CSR Limited......................    2,249        5,848
Coles Myer Limited...............    2,493        9,664
Commonwealth Bank of Australia...    2,252       38,674
Computershare Limited............    1,277        6,123
Foster's Brewing Group Limited...    4,074       10,685
Lend Lease Corporation Limited...    1,013        9,423
M.I.M. Holdings Limited..........    6,779        4,370
National Australia Bank
  Limited........................    2,721       43,562
The News Corporation Limited.....    3,120       24,273
The News Corporation Limited
  (Preferred)....................    3,846       27,356
Normandy Mining Limited..........    2,612        1,408
OneSteel Limited (a).............      790          417
Origin Energy Limited............    1,556        1,773
Paperlinx Limited................      420          772
QBE Insurance Group Limited......    1,331        7,315
Rio Tinto Limited................      654       10,698
Santos Limited...................    1,916        6,410
Southcorp Limited................    1,558        4,237
TABCORP Holdings Limited.........      799        4,873
Telstra Corporation Limited......   13,550       48,363
WMC Limited......................    2,286        9,727
Westfield Trust..................    4,113        7,762
Westpac Banking Corporation
  Limited........................    3,043       22,311
Woolworths Limited...............    2,088        9,770
                                             ----------
TOTAL INVESTMENTS IN AUSTRALIA
  (COST - $438,953) - 2.5%.......               392,753
                                             ----------
AUSTRIA
Bank Austria AG..................      203       11,169
Boehler-Uddeholm AG..............       67        2,170
Mayr-Melnhof Karton AG...........       65        2,866
OMV AG...........................       57        4,415
Oesterreichische
  Elektrizitaetswirtschafts-AG
  "Verbund" 'A' (a)..............       52        5,273
VA Technologie AG................       45        1,352
                                             ----------
TOTAL INVESTMENTS IN AUSTRIA
  (COST - $31,811) - 0.2%........                27,245
                                             ----------
BELGIUM
Delhaize "Le Lion" SA............       91        4,328
Electrabel SA....................      101       22,835
Fortis 'B'.......................    1,304       42,362
Groupe Bruxelles Lambert SA......       49       11,640
Interbrew (a)....................      200        6,970
KBC Bancassurance Holding........      550       23,821

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Solvay SA........................      151   $    8,421
UCB SA...........................      292       10,824
                                             ----------
TOTAL INVESTMENTS IN BELGIUM
  (COST - $144,907) - 0.8%.......               131,201
                                             ----------
DENMARK
A/S Dampskibsselskabet Svendborg
  'B'............................        1       11,698
Bang & Olufsen Holding A/S 'B'...       72        2,608
Carlsberg A/S 'B' (a)............      133        7,829
D/S 1912 'B'.....................        2       17,359
Danisco A/S......................      171        7,034
Danske Bank......................    1,020       18,347
ISS A/S (a)......................       60        4,083
NKT Holding A/S..................       14        3,261
Novo Nordisk A/S 'B'.............      127       22,764
Navision Software A/S (a)........       46          822
Novozymes A/S 'B' (a)............      127        2,540
Tele Danmark A/S.................      363       14,794
Vestas Wind Systems A/S..........      240       12,981
William Demant A/S...............       48        2,204
                                             ----------
TOTAL INVESTMENTS IN DENMARK
  (COST - $127,473) - 0.8%.......               128,324
                                             ----------
FINLAND
Finnlines Oyj....................       53          896
Metso Oyj........................      383        4,279
Nokia Oyj 'A'....................    7,966      355,266
Pohjola Group Insurance
  Corporation 'B'................       53        2,339
Raisio Group PLC.................      360          662
Sampo Insurance Company Ltd. 'A'
  (a)............................      110        5,939
Sanitec Oyj......................       24          192
Sonera Oyj.......................    1,326       24,028
Tietoenator Oyj..................      180        5,121
UPM-Kymmene Oyj..................      474       16,266
Wartsila Oyj 'B'.................      122        2,257
                                             ----------
TOTAL INVESTMENTS IN FINLAND
  (COST - $456,320) - 2.6%.......               417,245
                                             ----------
FRANCE
Accor SA.........................      352       14,872
Air Liquide......................      171       25,512
Alcatel..........................    1,902      108,040
Aventis SA.......................    1,182      103,764
Axa..............................      668       96,586
Banque Nationale de Paris (BNP)..      776       68,123
Bouygues SA......................      590       26,728
Cap Gemini SA....................      212       34,196
Carrefour SA.....................    1,202       75,501
Club Mediterranee SA.............       20        1,707
Compagnie de Saint Gobain........      141       22,148
Compagnie Gnrale des
  Etablissements Michelin 'B'....      297       10,750
Dassault Systmes SA..............      137        9,390

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Etablissements Economiques du
  Casino Guichard- Perrachon SA..      157   $   15,832
France Telecom SA................    1,729      149,268
Groupe Danone....................      264       39,808
L'Oreal SA.......................    1,164       99,780
LVMH (Louis Vuitton Moet
  Hennessy)......................      856       56,661
Lafarge SA (Ordinary)............      185       15,511
Lagardere S.C.A. ................      230       13,346
PSA Peugeot Citroen..............       82       18,655
Pechiney SA 'A'..................      180        8,229
Pernod Ricard....................      101        6,970
Pinault-Printemps-Redoute SA.....      217       46,636
Publicis SA......................      279        9,428
STMicroelectronics NV............    1,513       66,056
Sagem SA (New Shares)............       49        6,551
Sanofi-Synthelabo SA.............    1,266       84,394
Schneider SA.....................      291       21,229
Sidel SA.........................       49        2,227
Societe Generale 'A'.............      741       46,057
Societe Generale d'Entreprises
  SA.............................      282       17,342
Sodexho Alliance.................       45        8,336
Suez Lyonnaise des Eaux SA.......      349       63,733
Thomson CSF......................      333       15,961
Total Fina SA 'B'................    1,267      188,430
Usinor SA........................      606        8,000
Valeo SA.........................      175        7,814
Vivendi Universal SA.............    1,499       98,660
Vivendi Universal SA (ADR) (b)...      360       23,512
                                             ----------
TOTAL INVESTMENTS IN FRANCE
  (COST - $1,815,319) - 11.0%....             1,735,743
                                             ----------
GERMANY
Adidas-Salomon AG................      107        6,631
Allianz AG (Registered Shares)...      419      156,809
BASF AG..........................    1,086       49,116
Bayer AG.........................    1,281       67,197
Beiersdorf AG....................      160       16,750
Buderus AG.......................      238        5,115
DaimlerChrysler AG...............    1,735       72,881
Deutsche Bank AG (Registered
  Shares)........................    1,059       88,999
Deutsche Lufthansa AG (Registered
  Shares)........................      683       17,603
Deutsche Telekom AG (Registered
  Shares)........................    5,166      155,696
Dresdner Bank AG (Registered
  Shares)........................      916       39,948
EM.TV & Merchandising AG (a).....      267        1,479
Epcos AG.........................      100        8,732
Fresenius Medical Care AG........      121        9,884
Gehe AG..........................      126        4,758
Heidelberger Zement AG...........       35        1,610
HypoVereinsbank..................      741       41,952
Kamps AG.........................      130        1,379
Karstadt AG......................       59        1,823
Linde AG.........................      253       12,281

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
MAN AG...........................       87   $    2,214
Merck KGaA.......................      168        7,414
Metro AG.........................      543       25,389
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered
  Shares)........................      309      110,553
Preussag AG......................      338       12,189
RWE AG...........................      847       38,013
RWE AG (Preferred)...............      221        7,179
SAP AG (Systeme, Anwendungen,
  Produkte in der
  Datenverarbeitung).............      255       29,279
SAP AG (Systeme, Anwendungen,
  Produkte in der
  Datenverarbeitung)
  (Preferred)....................      234       32,911
Schering AG......................      344       19,540
Siemens AG.......................    1,019      133,178
Thyssen Krupp AG.................      844       13,075
Veba AG..........................    1,304       79,336
Volkswagen AG....................      562       29,385
WCM Beteiligungs-und Grundbesitz
  AG.............................      215        3,189
                                             ----------
TOTAL INVESTMENTS IN GERMANY
  (COST - $1,483,614) - 8.3%.....             1,303,487
                                             ----------
HONG KONG
Bank of East Asia, Ltd. .........    2,272        5,884
CLP Holdings Limited.............    3,500       17,455
Cathay Pacific Airways...........    6,000       11,077
Hang Seng Bank Limited...........    3,300       44,424
Henderson Land Development
  Company Limited................    3,000       15,269
Hong Kong and China Gas Company
  Ltd. ..........................    7,700       11,353
Hutchison Whampoa Limited........    7,400       92,264
Johnson Electric Holdings
  Limited........................    5,500        8,497
Li & Fung Limited................    4,000        7,257
New World Development Company
  Ltd. ..........................    3,039        3,682
Pacific Century CyberWorks
  Limited (a)....................   25,108       16,095
QPL International Holdings
  Limited (a)....................    3,000        1,731
Sino Land Company Limited........    6,000        3,154
Sun Hung Kai Properties Ltd. ....    4,000       39,872
Sunevision Holdings Limited (a)..       21            8
Swire Pacific Limited 'A'........    3,000       21,539
Television Broadcasts Ltd. ......    1,000        5,256
Wharf (Holdings) Ltd. ...........    5,000       12,180
                                             ----------
TOTAL INVESTMENTS IN HONG KONG
  (COST - $354,532) - 2.0%.......               316,997
                                             ----------
IRELAND
Allied Irish Banks PLC...........    1,640       19,016
CRH PLC..........................      563       10,477

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
DCC PLC..........................      354   $    3,789
eircom PLC.......................    1,810        4,588
Elan Corporation PLC (ADR)
  (a)(b).........................      500       23,406
Fyffes PLC.......................    1,473        1,383
Greencore Group PLC..............    1,018        2,676
Irish Continental Group PLC......      167          972
Irish Life & Permanent PLC.......      770        9,543
Jefferson Smurfit Group PLC......    1,387        2,735
Jurys Doyle Hotel Group PLC......      268        2,275
Ryanair Holdings PLC (a).........      320        3,455
Tullow Oil PLC (a)...............    1,460        1,412
Waterford Wedgwood PLC...........    1,651        1,938
                                             ----------
TOTAL INVESTMENTS IN IRELAND
  (COST - $88,704) - 0.6%........                87,665
                                             ----------
ITALY
Alitalia SpA (a).................      980        1,762
Assicurazioni Generali...........    2,140       84,991
Autogrill SpA....................      249        3,063
Autostrade-Concessionie
  Costruzioni Autostrade SpA.....    1,500        9,929
Banca di Roma SpA................   10,310       11,190
Banca Intesa SpA.................    8,867       42,625
Banca Popolare di Milano (BPM)...      588        2,926
Benetton Group SpA...............    2,795        5,826
Bipop-Carire SpA.................    2,250       14,682
Bulgari SpA......................      204        2,509
ENI SpA..........................   13,850       88,426
Enel SpA.........................   12,741       49,525
Fiat SpA.........................      654       16,125
Gruppo Editoriale L'Espresso
  SpA............................      400        3,463
Immsi SpA (a)....................    1,109        1,000
Italgas SpA (a)..................      251        2,505
La Rinascente SpA................      645        3,809
Mediaset SpA.....................    2,083       24,857
Mediobanca SpA...................      855        9,697
Mondadori (Arnoldo) Editore
  SpA............................      378        3,514
Olivetti SpA.....................    2,756        6,585
Parmalat Finanziaria SpA.........    4,343        7,034
Pirelli SpA......................    3,861       13,739
Riunione Adriatica di Sicurta
  SpA............................    1,290       20,118
San Paolo-IMI SpA................    2,503       40,468
Seat Pagine Gialle SpA...........      461        1,029
Sirti SpA........................    1,109        1,942
Telecom Italia Mobile (TIM) SpA..   13,984      111,601
Telecom Italia SpA...............    6,423       71,040
Telecom Italia SpA (Registered
  Shares)........................    1,817       10,918
Unicredito Italiano SpA..........    8,795       45,995
                                             ----------
TOTAL INVESTMENTS IN ITALY
  (COST - $717,110) - 4.5%.......               712,893
                                             ----------
JAPAN
Acom Co., Ltd. ..................      200       14,764
Advantest Corporation............      200       18,739

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Ajinomoto Co., Inc. .............    1,000   $   13,004
Alps Electric Co., Ltd. .........    1,000       15,254
Amada Co., Ltd. .................    1,000        7,443
Aoyamma Trading Co., Ltd. .......      100          714
The Asahi Bank, Ltd. ............    5,000       17,032
Asahi Breweries Limited..........    1,000       10,201
Asahi Chemical Industry Co.,
  Ltd. ..........................    3,000       17,285
Asahi Glass Company, Limited.....    2,000       16,515
Asatsu-Dk Inc. ..................      100        2,408
The Bank of Fukuoka, Ltd. .......    1,000        4,273
The Bank of Tokyo-Mitsubishi,
  Ltd. ..........................    8,000       79,650
The Bank of Yokohama, Ltd. ......    2,000        9,089
Benesse Corporation..............      200        7,426
Bridgestone Corp. ...............    2,000       18,214
CSK Corporation..................      100        1,455
Canon, Inc. .....................    2,000       70,053
Casio Computer Co., Ltd. ........    1,000        8,450
Central Japan Railway Company....        3       18,468
Chugai Pharmaceutical Co.,
  Ltd. ..........................    1,000       16,637
The Chuo Trust & Banking Co.,
  Ltd. ..........................    1,000        3,082
Citizen Watch Co. ...............    1,000        7,294
Credit Saison Co., Ltd. .........      400        8,564
Dai Nippon Printing Co., Ltd. ...    1,000       14,895
The Daiei, Inc. (a)..............    1,000        1,602
Daiichi Pharmaceutical Co.,
  Ltd. ..........................    1,000       29,772
The Daiwa Bank, Ltd. ............    2,000        3,275
Daiwa House Industry Co.,
  Ltd. ..........................    1,000        6,217
Daiwa Securities Group Inc. .....    2,000       20,893
Denki Kagaku Kogyo Kabushiki
  Kaisha.........................    1,000        3,441
Denso Corporation................    1,000       21,629
East Japan Railway Company.......        7       41,068
Ebara Corporation................    1,000       10,867
Eisai Company, Ltd. .............    1,000       35,026
Fanuc Ltd. ......................      400       27,215
Fuji Machine Mfg. Co., Ltd. .....      100        2,680
Fuji Photo Film..................    1,000       41,856
Fuji Soft ABC Incorporated.......      100        6,454
Fuji Television Network,
  Incorporated...................        1        6,970
Fujikura Ltd. ...................    1,000        7,496
Fujitsu Limited..................    4,000       58,984
The Furukawa Electric Co.,
  Ltd. ..........................    1,000       17,469
Hirose Electric Co., Ltd. .......      100        9,632
Hitachi Ltd. ....................    6,000       53,485
Honda Motor Co., Ltd. ...........    2,000       74,606
Ito-Yokado Co., Ltd. ............    1,000       49,912
Itochu Corporation...............    3,000       13,975
JGC Corporation..................    1,000        6,821
Japan Airlines Company, Ltd.
  (JAL)..........................    3,000       13,739
Japan Tobacco, Inc. .............        3       23,275

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Kajima Corporation...............    2,000   $    5,552
Kansai Electric Power Company,
  Inc. ..........................    1,200       20,375
Kao Corporation..................    1,000       29,072
Kawasaki Heavy Industries Ltd.
  (a)............................    2,000        2,137
Kawasaki Steel Corporation.......    7,000        7,233
Kinki Nippon Railway Co.,
  Ltd. ..........................    2,000        8,336
Kirin Brewery Company, Ltd. .....    2,000       17,916
Komatsu Ltd. ....................    2,000        8,844
Konami Co., Ltd. ................      200       15,009
Kubota Corporation...............    2,000        6,095
Kuraray Co., Ltd. ...............    1,000        9,352
Kyocera Corporation..............      300       32,758
Kyowa Hakko Kogyo Co., Ltd. .....    1,000        6,918
Marubeni Corporation.............    2,000        4,729
Marui Co., Ltd. .................    1,000       15,105
Matsushita Electric Industrial
  Company, Ltd. .................    4,000       95,622
Meitec Corp. ....................      100        3,205
Minebea Company Ltd. ............    1,000        9,264
Mitsubishi Chemical Corporation..    3,000        7,907
Mitsubishi Corporation...........    3,000       22,119
Mitsubishi Electric
  Corporation....................    4,000       24,623
Mitsubishi Estate Company,
  Limited........................    3,000       32,049
Mitsubishi Heavy Industries,
  Ltd. ..........................    6,000       26,165
Mitsubishi Materials
  Corporation....................    2,000        4,781
Mitsubishi Trust & Banking
  Corp. .........................    2,000       13,765
Mitsui & Co., Ltd. ..............    2,000       12,592
Mitsui Fudosan Co., Ltd. ........    2,000       19,877
Mitsui Marine and Fire Insurance
  Company, Ltd. .................    1,000        5,736
Mitsui Mining & Smelting Co.,
  Ltd. ..........................    1,000        7,706
Mitsukoshi, Ltd. ................    1,000        4,081
Mizuho Holdings, Inc. ...........       16       99,194
NEC Corporation..................    3,000       54,904
NGK Insulators, Ltd. ............    1,000       13,249
NGK Spark Plug Co., Ltd. ........    1,000       14,623
NSK Limited......................    1,000        6,121
Namco Ltd. ......................      100        1,839
Nichiei Co., Ltd. ...............      100          532
Nidec Corporation................      100        4,729
Nikon Corporation................    1,000       10,701
Nintendo Company Ltd. ...........      200       31,506
Nippon Express Co., Ltd. ........    2,000       12,084
Nippon Meat Packers,Inc. ........    1,000       13,625
Nippon Mitsubishi Oil Corp. .....    3,000       14,448
Nippon Paper Industries Co.
  Ltd. ..........................    2,000       11,926
Nippon Sheet Glass Company,
  Ltd. ..........................    1,000       12,207
Nippon Steel Corporation.........   12,000       19,860
Nippon Telegraph & Telephone
  Corporation (NTT)..............       20      144,133
Nippon Yusen Kabushiki Kaisha....    2,000        8,266

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Nissan Motor Co., Ltd. (a).......    7,000   $   40,333
Nisshinbo Industries Inc. .......    1,000        4,553
The Nomura Securities Co.,
  Ltd. ..........................    3,000       53,984
Obayashi Corporation.............    1,000        4,308
Oji Paper Co., Ltd. .............    1,000        5,166
Oriental Land Co., Ltd. .........      100        6,699
Orix Corporation.................      200       20,070
Osaka Gas Co. ...................    2,000        6,077
Pioneer Corporation..............    1,000       26,708
Promise Co., Ltd. ...............      200       14,186
Renown Incorporated Z (a)........    1,000          919
Rohm Company Ltd. ...............      200       38,004
SMC Corporation..................      100       12,872
The Sakura Bank, Ltd. ...........    7,000       42,294
Sankyo Company, Ltd. ............    1,000       23,993
Sanyo Electric Co., Ltd. ........    3,000       24,956
Secom Co., Ltd. .................    1,000       65,236
Sega Enterprises Ltd. (a)........      200        1,947
Sekisui Chemical Co., Ltd. ......    1,000        2,846
Sekisui House, Ltd. .............    2,000       18,301
Sharp Corporation................    2,000       24,133
Shin-Etsu Chemical Co., Ltd. ....    1,000       38,529
Shionogi & Co., Ltd. ............    1,000       20,403
Shiseido Company, Limited........    1,000       11,165
The Shizuoka Bank, Ltd. .........    1,000        9,098
Snow Brand Milk Products Co.,
  Ltd. ..........................    1,000        3,441
Softbank Corp. ..................      600       20,858
Sony Corporation.................    1,500      103,765
The Sumitomo Bank, Ltd. .........    6,000       61,629
Sumitomo Chemical Co., Ltd. .....    2,000        9,930
Sumitomo Corporation.............    2,000       14,396
Sumitomo Electric Industries.....    1,000       16,410
Sumitomo Heavy Industries,
  Ltd. ..........................    1,000        1,559
The Sumitomo Marine & Fire
  Insurance Co., Ltd. ...........    1,000        6,454
Sumitomo Metal Industries, Ltd.
  (a)............................    1,000          569
Sumitomo Metal Mining Co. .......    1,000        5,236
Sumitomo Osaka Cement Co.,
  Ltd. ..........................    1,000        3,345
Taisho Pharmaceutical Company,
  Ltd. ..........................    1,000       27,058
Takara Shuzo Co., Ltd. ..........    1,000       17,478
Takeda Chemical Industries,
  Ltd. ..........................    1,000       59,194
Takefuji Corporation.............      300       18,914
Teijin Limited...................    2,000       10,333
Terumo Corporation...............    1,000       21,891
Tohoku Electric Power Co.,
  Inc. ..........................      500        6,686
The Tokai Bank Ltd. .............    4,000       17,338
The Tokio Marine & Fire Insurance
  Co. Ltd. ......................    3,000       34,387
Tokyo Electric Power.............    2,400       59,580
Tokyo Gas Co. ...................    5,000       14,799
Tokyu Corporation................    2,000       10,788

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Toppan Printing Co., Ltd. .......    1,000   $    8,713
Toray Industries, Inc. ..........    3,000       11,296
Toshiba Corporation..............    6,000       40,140
Toto Limited.....................    1,000        7,137
Toyota Motor Corporation.........    6,000      191,769
Trans Cosmos Inc. ...............      100        4,335
Uni-Charm Corporation............      100        5,079
World Co., Ltd. .................      100        3,783
Yamaha Corporation...............    1,000        9,807
Yamanouchi Pharmaceutical Co.,
  Ltd. ..........................    1,000       43,257
Yamato Transport Co., Ltd. ......    1,000       18,389
Yokogawa Electric Corporation....    1,000        8,450
                                             ----------
TOTAL INVESTMENTS IN JAPAN
  (COST - $4,353,586) - 21.3%....             3,357,111
                                             ----------
NETHERLANDS
ABN AMRO Holding NV..............    2,258       51,347
ASM Lithography Holding NV (a)...      746       16,943
Aegon NV.........................    2,248       92,995
Akzo Nobel NV....................      528       28,356
Buhrmann NV......................      230        6,165
Elsevier NV......................    1,190       17,497
Getronics NV.....................      663        3,897
Hagemeyer NV.....................      191        4,259
Heineken NV......................      449       27,170
IHC Caland NV....................       85        3,990
ING Groep NV.....................    1,706      136,278
KPN NV...........................    1,675       19,281
Koninklijke Ahold NV.............    1,308       42,197
Koninklijke Luchtvaart
  Maatschappij NV (KLM) (a)......      101        2,323
Koninklijke (Royal) Philips
  Electronics NV.................    2,199       80,562
Oce NV...........................      216        3,448
QIAGEN NV (a)....................      200        7,230
Royal Dutch Petroleum Company....    3,460      212,003
TNT Post Group NV................      881       21,308
Unilever NV 'A'..................    1,007       63,725
Vedior NV 'A'....................      238        2,871
Wolters Kluwer NV 'A'............      476       12,978
                                             ----------
TOTAL INVESTMENTS IN THE
  NETHERLANDS
  (COST - $878,076) - 5.4%.......               856,823
                                             ----------
NEW ZEALAND
Carter Holt Harvey Limited.......    4,563        3,311
Fletcher Challenge Energy (a)....    1,001        3,787
Lion Nathan Limited..............      529        1,191
Telecom Corporation of New
  Zealand Limited................    3,657        7,768
                                             ----------
TOTAL INVESTMENTS IN NEW ZEALAND
  (COST - $21,653) - 0.1%........                16,057
                                             ----------
NORWAY
Elkem ASA........................       62          991
Hands ASA (a)....................       14           47

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Kvaerner ASA 'A' (a).............      295   $    2,091
Merkantildata ASA (a)............      224          871
Norsk Hydro ASA..................      451       19,076
Orkla ASA 'A'....................      474        9,353
Petroleum Geo-Services (a).......      176        2,315
Schibsted ASA....................      171        2,104
Storebrand ASA...................      844        5,982
Tomra Systems ASA................      370        7,175
Telenor A/S (a)..................      900        3,919
                                             ----------
TOTAL INVESTMENTS IN NORWAY
  (COST - $57,288) - 0.3%........                53,924
                                             ----------
PORTUGAL
BPI-SGPS, SA (Registered
  Shares)........................    1,257        3,941
Banco Comercial Portugues, SA
  (BCP) (Registered Shares)......    3,525       18,699
Brisa-Auto Estradas de Portugal,
  SA.............................      302        2,694
Cimpor-Cimentos de Portugal,
  SGPS, SA.......................      353        8,816
Eletricidade de Portugal, SA
  (EDP)..........................    5,102       16,862
Jeronimo Martins SGPS, SA........      166        1,714
Portugal Telecom SA (Registered
  Shares)........................    1,801       16,470
Sonae, S.G.P.S., SA..............      550          620
Sonae, S.G.P.S., SA (New Shares)
  (a)............................    2,302        2,529
                                             ----------
TOTAL INVESTMENTS IN PORTUGAL
  (COST - $80,653) - 0.5%........                72,345
                                             ----------
SINGAPORE
Capitaland Limited (a)...........    4,000        6,920
Chartered Semiconductor
  Manufacturing Limited (a)......    2,000        5,467
City Developments Limited........    2,000        9,285
DBS Group Holdings Limited.......    2,000       22,607
Keppel Corporation Ltd. .........    2,000        3,899
Neptune Orient Lines Limited
  (a)............................    2,000        1,569
Oversea-Chinese Banking
  Corporation Ltd. ..............    2,000       14,879
Singapore Airlines Limited.......    2,000       19,839
Singapore Press Holdings Ltd. ...    1,000       14,764
Singapore Technologies
  Engineering Ltd. ..............    3,000        4,827
Singapore Telecommunications,
  Ltd. ..........................   11,000       17,065
United Overseas Bank Ltd. .......    1,000        7,497
Venture Manufacturing (Singapore)
  Ltd. ..........................    1,000        6,690
                                             ----------
TOTAL INVESTMENTS IN SINGAPORE
  (COST - $175,824) - 0.9%.......               135,308
                                             ----------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
SPAIN
ACS, Actividades de Construccion
  y Servicios, SA................      138   $    3,252
Acerinox SA......................      108        3,296
Altadis..........................      715       11,077
Autopistas, Concesionaria
  Espanola SA....................      854        7,465
Banco Bilbao Vizcaya, SA.........    5,309       79,006
Banco Santander Central Hispano,
  SA.............................    7,794       83,423
Endesa SA........................    1,881       32,054
Fomento de Construcciones y
  Contratas SA...................      325        6,164
Gas Natural SDG, SA 'E'..........      880       16,029
Grupo Dragados SA................      492        5,358
Iberdrola SA.....................    1,554       19,478
Repsol-YPF, SA...................    2,176       34,773
Telefonica SA (a)................    7,415      122,530
TelePizza, SA (a)................      460        1,088
Union Electrica Fenosa, SA.......      587       10,775
                                             ----------
TOTAL INVESTMENTS IN SPAIN
  (COST - $497,052) - 2.8%.......               435,768
                                             ----------
SWEDEN
Assa Abloy AB 'B'................      454        8,877
Atlas Copco AB 'A'...............      353        7,726
Electrolux AB 'B'................      724        9,400
ForeningsSparbanken AB...........      147        2,251
Gambro AB 'B'....................      316        2,261
Hennes & Mauritz AB 'B'..........    1,482       22,932
NetCom AB 'B' (a)................      276       11,466
Nordbanken Holding AB............    3,882       29,417
Nordic Baltic Holding AB (a).....    1,422       11,090
OM Gruppen AB....................      179        4,420
SKF AB 'B'.......................      142        2,145
Sandvik AB.......................      515       12,390
Securitas AB 'B'.................      534        9,904
Skandia Forsakrings AB...........    1,598       25,997
Skandinaviska Enskilda Banken
  (SEB) 'A'......................    1,254       13,822
Skanska AB 'B'...................      249       10,292
Svenska Cellulosa AB (SCA) 'B'...      483       10,264
Svenska Handelsbanken AB.........    1,181       20,214
Telefonaktiebolaget LM Ericsson
  AB 'B'.........................   13,259      151,062
Telia AB (a).....................    2,486       12,778
Trelleborg AB (Class B)..........      358        2,580
Volvo AB 'B'.....................      620       10,283
WM-Data AB 'B'...................      475        2,280
                                             ----------
TOTAL INVESTMENTS IN SWEDEN
  (COST - $501,537) - 2.5%.......               393,851
                                             ----------
SWITZERLAND
ABB Ltd. ........................      525       55,966
Adecco SA (Registered Shares)....       32       20,142
Credit Suisse Group (Registered
  Shares)........................      464       88,190
Givaudan (Registered Shares)
  (a)............................       20        5,288

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Holderbank Financiere Glarus AG
  'B'............................       11   $   13,237
Jemoli Holding AG................        2        2,962
Kudelski SA (Bearer) (a).........        7        7,775
Lonza AG (Registered Shares).....       15        8,720
Nestle SA (Registered Shares)....       68      158,618
Novartis AG (Registered
  Shares)........................      123      217,461
Roche Holding AG (Bearer)........        2       24,807
Roche Holding AG (Genuss)........       12      122,259
SAirGroup........................       20        3,190
SGS Societe Generale de
  Surveillance Holding SA 'B'....        2        2,900
Schweizerische
  Rueckversicherungs-Gesellschaft
  (Registered Shares)............       25       59,935
Sulzer AG (Registered Shares)....        7        5,050
The Swatch Group AG 'B'..........        7        8,747
The Swatch Group AG (Registered
  Shares)........................       14        3,654
Swisscom AG (Registered Shares)..      129       33,554
Syngenta AG (a)..................      186        9,986
UBS AG (Registered Shares).......      739      120,620
Zurich Financial Services AG.....      139       83,803
                                             ----------
TOTAL INVESTMENTS IN SWITZERLAND
  (COST - $991,822) - 6.7%.......             1,056,864
                                             ----------
UNITED KINGDOM
3i Group PLC.....................      997       18,438
AMEC PLC.........................      891        4,592
ARM Holdings PLC (a).............    1,605       12,132
AWG PLC..........................      779        6,691
Abbey National PLC...............    2,537       46,197
Airtours PLC.....................      744        2,234
Amvescap PLC.....................    1,135       23,296
AstraZeneca Group................    2,559      129,014
BAA PLC..........................    1,890       17,448
BBA Group PLC....................      767        4,239
BG Group PLC.....................    6,211       24,308
BOC Group PLC....................      947       14,387
BP Amoco PLC.....................   38,282      308,803
BP Amoco PLC (ADR) (b)...........      492       23,554
Barclays PLC.....................    2,557       79,143
Barratt Developments PLC.........      608        2,679
Bass PLC.........................    1,548       16,857
Blue Circle Industries PLC.......    1,002        6,603
Boots Company PLC................    1,704       15,502
British Aerospace PLC............    5,452       31,113
British Airways PLC..............    2,142       12,495
British American Tobacco PLC.....    3,902       29,712
The British Land Company PLC.....    1,167        8,281
British Sky Broadcasting Group
  PLC ("BSkyB") (a)..............    3,149       52,732
British Telecommunications PLC...   11,221       95,878
Bunzl PLC........................    1,103        6,755
CGNU PLC.........................    3,604       58,251
CMG PLC..........................      800       10,696
Cadbury Schweppes PLC............    3,432       23,737

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Canary Wharf Finance PLC (a).....    1,391   $   10,130
Capita Group PLC.................      699        5,221
Carlton Communications PLC.......    1,169       10,670
Celltech Group PLC (a)...........      493        8,712
Centrica PLC.....................    6,628       25,668
Chubb PLC (a)....................    1,626        3,838
Corus Group PLC..................    7,155        7,535
Diageo PLC.......................    5,976       66,952
Dixons Group PLC.................    3,137       10,497
EMI Group PLC....................    1,386       11,387
Eidos PLC (a)....................      155          498
Electrocomponents PLC............      232        2,294
FKI PLC..........................    1,092        3,589
GKN PLC..........................    1,290       13,624
George Wimpey PLC................    1,362        3,052
GlaxoSmithKline PLC (a)..........    8,998      254,038
Granada Compass PLC..............    3,962       43,116
The Great Universal Stores PLC...    1,831       14,373
HSBC Holdings PLC................   15,021      221,018
Halifax PLC......................    3,944       39,090
Hanson PLC.......................    1,529       10,484
Hays PLC.........................    3,066       17,679
Hilton Group PLC.................    3,149        9,831
IMI PLC..........................      763        2,701
Imperial Chemical Industries
  PLC............................    1,459       12,031
International Power PLC (a)......    2,296        8,609
Invensys PLC.....................    6,576       15,373
J Sainsbury PLC..................    3,248       19,262
Johnson Matthey PLC..............      504        7,943
Kidde PLC (a)....................    1,626        1,749
Kingfisher PLC...................    2,374       17,652
LASMO PLC........................    2,172        6,489
Land Securities PLC..............    1,051       13,227
Lattice Group PLC (a)............    6,211       14,010
Legal & General Group PLC........    7,396       20,384
Lloyds TSB Group PLC.............    9,473      100,187
Logica PLC.......................      817       21,358
Marconi PLC......................    4,796       51,511
Marks & Spencer PLC..............    4,834       13,431
Misys PLC........................    1,020       10,056
National Grid Group PLC..........    2,554       23,215
Nycomed Amersham PLC.............    1,232       10,260
Ocean Group PLC..................      537        7,621
P & O Princess Cruises PLC (a)...    1,284        5,428
Pearson PLC......................    1,423       33,798
The Peninsular and Oriental Steam
  Navigation Company.............    1,284        6,080
Pilkington PLC...................    1,321        2,190
Provident Financial PLC..........      275        4,063
Prudential Corporation PLC.......    3,513       56,518
Psion PLC........................      490        2,097
RMC Group PLC....................      646        5,684
Railtrack Group PLC..............      889       12,284
Rank Group PLC...................    2,062        5,390
Reed International PLC...........    1,926       20,139

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Rentokil Initial PLC.............    4,328   $   14,934
Reuters Group PLC................    2,491       42,160
Rio Tinto PLC (Registered
  Shares)........................    1,910       33,610
Royal Bank of Scotland Group
  PLC............................    4,578      108,187
SEMA Group PLC...................    1,088        4,790
The Sage Group PLC...............    1,705        7,813
Schroders PLC....................      321        6,334
ScottishPower PLC................    3,339       26,385
Seton Scholl Healthcare Group
  PLC............................      394        2,943
Slough Estates PLC...............      527        3,243
Smith & Nephew PLC...............    1,195        5,534
Smiths Group PLC.................    1,025          306
Smiths Industries PLC............    1,210       14,605
Stagecoach Holdings PLC..........    2,330        2,297
Tate & Lyle PLC..................      828        3,080
Tesco PLC........................   12,382       50,448
Thames Water PLC.................      697       12,546
Unilever PLC.....................    5,211       44,603
Uniq PLC.........................      834        3,037
United Utilities PLC.............    1,091       10,838
Vodafone AirTouch PLC............  104,616      383,656
WPP Group PLC....................    1,321       17,207
Wolseley PLC.....................    1,415        9,723
                                             ----------
TOTAL INVESTMENTS IN THE UNITED
  KINGDOM
  (COST - $3,471,480) - 20.4%....             3,218,082
                                             ----------
UNITED STATES
InFocus Corporation (a)..........       83        1,224
                                             ----------
TOTAL INVESTMENTS IN THE UNITED
  STATES (COST - $1,617) -0.0%...                 1,224
                                             ----------

SHORT-TERM   FACE
SECURITIES  AMOUNT           ISSUE
----------  -------          -----
Commercial  436,000   General Motors
  Paper*              Acceptance Corp.,
                      6.75% due
                      1/02/2001..........      435,755
                                           -----------
TOTAL INVESTMENTS IN SHORT-TERM
  SECURITIES (COST - $435,755) - 2.8%....      435,755
                                           -----------
TOTAL INVESTMENTS
  (COST - $17,125,086) - 97.0%...........   15,286,665
UNREALIZED APPRECIATION ON FORWARD
  FOREIGN EXCHANGE CONTRACTS** - 0.1%....
                                                14,816
VARIATION MARGIN ON FINANCIAL FUTURES
  CONTRACTS*** - (0.7)%..................     (103,712)
OTHER ASSETS LESS LIABILITIES - 3.6%.....      565,422
                                           -----------
NET ASSETS - 100.0%......................  $15,763,191
                                           ===========

(a)  Non-income producing security.

(b)  American Depositary Receipts (ADR).

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

* Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

**   Forward foreign exchange contracts as of December 31, 2000 were as follows:

   FOREIGN                       UNREALIZED
   CURRENCY       EXPIRATION    APPRECIATION
   PURCHASED         DATE      (DEPRECIATION)
   ---------      ----------   --------------
   E   384,022   January 2001     $17,170
   L   105,356   January 2001       2,039
   Y19,485,063   January 2001      (4,393)
                                  -------
   TOTAL UNREALIZED
   APPRECIATION ON FORWARD
   FOREIGN EXCHANGE
   CONTRACTS - NET (US$
   COMMITMENT - $674,600)         $14,816
                                  =======

*** Financial futures contracts purchased as of December 31, 2000 were as follows:

   NUMBER OF                                 EXPIRATION
   CONTRACTS        ISSUE         EXCHANGE      DATE      VALUE
   ---------        -----         --------   ----------  --------
       1       All Ordinaries      SFE       March 2001  $ 45,081
       1       CAC                MATIF      March 2001    56,311
       1       DAX Index           DTB       March 2001   152,571
       2       FTSE               LIFFE      March 2001   185,261
       1       Nikkei 225 Index   SIMEX      March 2001    22,968
       1       TOPIX              Tokyo      March 2001   112,303
                                                         --------
   TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED (TOTAL
   CONTRACT PRICE - $594,150)                            $574,495
                                                         ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (identified
     cost -- $17,125,086)...................................                    $15,286,665
    Unrealized appreciation on forward foreign exchange
     contracts..............................................                         14,816
    Cash on deposit for financial futures contracts.........                        305,288
    Foreign cash............................................                        447,048
    Receivables:
      Investment adviser....................................      $151,782
      Dividends.............................................        18,244
      Contributions.........................................        17,388
      Securities sold.......................................         4,830          192,244
                                                                  --------
    Prepaid expenses and other assets.......................                         58,758
                                                                                -----------
        TOTAL ASSETS........................................                     16,304,819
                                                                                -----------
LIABILITIES:
    Payables:
      Custodian bank........................................       184,490
      Withdrawals...........................................       165,723
      Variation margin......................................       103,712
      Securities purchased..................................        27,000          480,925
                                                                  --------
    Accrued expenses........................................                         60,703
                                                                                -----------
        TOTAL LIABILITIES...................................                        541,628
                                                                                -----------
NET ASSETS:
    Net assets..............................................                    $15,763,191
                                                                                ===========
NET ASSETS CONSIST OF:
    Partners capital........................................                    $17,600,652
    Unrealized depreciation on investments and foreign
     currency transactions -- net...........................                     (1,837,461)
                                                                                -----------
        NET ASSETS..........................................                    $15,763,191
                                                                                ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $19,514 foreign withholding tax)......                       $   154,021
    Interest and discount earned............................                            42,140
    Other...................................................                               431
                                                                                   -----------
        TOTAL INCOME........................................                           196,592
                                                                                   -----------
EXPENSES:
    Professional fees.......................................      $    61,259
    Custodian fees..........................................           42,758
    Accounting services.....................................           28,144
    Pricing fees............................................            8,943
    Printing and shareholder reports........................            8,852
    Offering costs..........................................            6,206
    Investment advisory fees................................            1,201
    Trustees fees and expenses..............................              212
    Other...................................................            4,122
                                                                  -----------
        TOTAL EXPENSES BEFORE REIMBURSEMENT.................          161,697
REIMBURSEMENT OF EXPENSES...................................         (152,092)
                                                                  -----------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                             9,605
                                                                                   -----------
INVESTMENT INCOME -- NET....................................                           186,987
                                                                                   -----------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS -- NET:
    Realized loss from:
      Investments -- net....................................         (108,964)
      Foreign currency transactions -- net..................          (87,727)        (196,691)
                                                                  -----------
    Change in unrealized appreciation/depreciation on:
      Investments -- net....................................       (1,888,774)
    Foreign currency transactions -- net....................           28,170       (1,860,604)
                                                                  -----------      -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                       $(1,870,308)
                                                                                   ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD
                                                              FOR THE YEAR    DECEMBER 30,
                                                                 ENDED          1999+ TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2000            1999
                                                              ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income -- net................................  $   186,987     $     1,175
    Realized loss on investments and foreign currency
      transactions -- net...................................     (196,691)             --
    Change in unrealized appreciation/depreciation on
      investments and foreign currency
      transactions -- net...................................   (1,860,604)         23,143
                                                              -----------     -----------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
          OPERATIONS........................................   (1,870,308)         24,318
                                                              -----------     -----------
NET CAPITAL CONTRIBUTIONS:
    Increase in net assets derived from net capital
      contributions.........................................    7,579,181      10,030,000
                                                              -----------     -----------
NET ASSETS:
    Total increase in net assets............................    5,708,873      10,054,318
    BEGINNING OF PERIOD.....................................   10,054,318              --
                                                              -----------     -----------
    END OF PERIOD...........................................  $15,763,191     $10,054,318
                                                              ===========     ===========

---------------

+     Commencement of operations.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                                             FOR THE PERIOD
                                                              FOR THE YEAR    DECEMBER 30,
                                                                 ENDED          1999+ TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2000            1999
                                                              ------------   --------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement..........................       .08%            .08%*
                                                                -------         -------
    Expenses................................................      1.34%            .63%*
                                                                -------         -------
    Investment income -- net................................      1.55%           2.14%*
                                                                -------         -------
SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................    $15,763         $10,054
                                                                -------         -------
    Portfolio turnover......................................      5.89%            .00%
                                                                =======         =======

---------------

+     Commencement of operations.

*     Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of Investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative Financial Instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     Financial futures contracts. The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Options. The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or again or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------

     Forward Foreign Exchange Contracts. The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

     Foreign Currency Options and Futures. The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

  C.  Foreign Currency Transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  D.  Income Taxes

     The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

  E.  Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 200 0, no debt securities were held by the Series.

  F.  Custodian Bank

     The Series recorded an amount payable to the Custodian Bank resulting from a timing difference of security transaction settlements.

  G.  Security Loans

     The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2000, FAM earned fees of $1,201, all of which were waived. FAM also reimbursed the Fund for additional expenses of $150,891.

     Accounting services were provided to the Series by FAM.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $7,480,025 and $661,616, respectively.

     Net realized losses for the year ended December 31, 2000 and unrealized gains (losses) as of December 31, 2000 were as follows:

                                                           REALIZED      UNREALIZED
                                                            LOSSES     GAINS (LOSSES)
                                                           ---------   --------------
Investments:
     Long-term...........................................  $  (7,399)   $(1,838,421)
     Short-term..........................................     (2,723)            --
     Financial futures contracts.........................    (98,842)       (19,655)
                                                           ---------    -----------
Total investments........................................   (108,964)    (1,858,076)
                                                           ---------    -----------
Currency Transactions:
     Foreign currency transactions.......................    (28,119)         5,799
     Forward foreign exchange contracts..................    (59,608)        14,816
                                                           ---------    -----------
Total currency transactions..............................    (87,727)        20,615
                                                           ---------    -----------
TOTAL....................................................  $(196,691)   $(1,837,461)
                                                           =========    ===========

     As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $1,848,093, of which $922,544 related to appreciated securities and $2,770,637 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $17,134,758.

4.   LOANED SECURITIES

     At December 31, 2000, the Series held collateral having an aggregate value of approximately $180,000 for portfolio securities loaned having a market value of approximately $174,000.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
PRIVACY POLICY
--------------------------------------------------------------------------------

     The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                        [AMERICAN ADVANTAGE FUNDS LOGO]

                             -Institutional Class-
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                                -PlanAheadClass-
                                P.O. Box 219643
                        Kansas City, Missouri 64121-9643
                                 (800) 388-3344

                                www.aafunds.com
                        american aadvantage.funds6aa.com

                                   MANAGED BY
                         AMR INVESTMENT SERVICES, INC.

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation.

American AAdvantage S&P 500 Fund is a service mark of AMR Investment Services, Inc.